As filed with the Securities and Exchange Commission on September 24, 2003

                                         Registration Nos. 2-99810 and 811-04391

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]
         Pre-Effective Amendment                                       [ ]
         Post-Effective Amendment No. 67                               [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
         ACT OF 1940                                                   [X]
                  Amendment No. 65                                     [X]

                                   PBHG FUNDS
         (Exact name of registrant as specified in Declaration of Trust)

               1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087
                    (Address of Principal Executive Offices)


        Registrant's Telephone Number, Including Area Code (610) 647-4100

                                Harold J. Baxter
               1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087
                     (Name and Address of Agent For Service)


                                   Copies to:

    William H. Rheiner, Esq         and to            John M. Zerr, Esq.
Ballard Spahr Andrews & Ingersoll             Pilgrim Baxter & Associates, Ltd.
 1735 Market Street, 51st Floor                   1400 Liberty Ridge Drive
  Philadelphia, PA 19103-7599                          Wayne, PA 19087
         (215) 864-8600                                 (610) 341-9000

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Filing.

It is proposed that this filing will become effective (check appropriate box) | | immediately upon filing pursuant to paragraph (b)
| | on ________ pursuant to paragraph (b)
| | 60 days after filing pursuant to paragraph (a)(1)
| | on (date) pursuant to paragraph (a)(1)
|X| 75 days after filing pursuant to paragraph (a)(2)
|_| on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered: Common Stock

                              PBHG FUNDS PROSPECTUS
                               NOVEMBER ___, 2003

                           PBHG EMERGING MARKETS FUND

The Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.


PBHG Prospectus -- 11/03
An Introduction to the PBHG Funds(R)
and this Prospectus


PBHG Funds is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities, called Funds. This Prospectus offers PBHG Class and Advisor Class Shares of the Fund listed on the cover.
The Fund has its own investment goal and strategies for reaching that goal. Before investing, make sure the Fund's goal matches your own.

The Fund offered by this Prospectus is generally designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. The Fund may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. The Fund also may not be suitable for investors who require regular income or stability of principal.

INVESTMENT ADVISER

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for the Fund. Pilgrim Baxter has retained Acadian Asset Management, Inc. ("Acadian" or "Sub-Adviser") as sub-adviser to assist in managing the Fund. For information about the sub-adviser, see page ___ of the Prospectus.

This Prospectus contains important information you should know before investing in the Fund and as a shareholder in the Fund. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Fund, please refer to the back cover of this Prospectus.

                                TABLE OF CONTENTS

                                                                            PAGE


PBHG EMERGING MARKETS FUND.....................................................1
MORE ABOUT THE FUND............................................................3
OUR INVESTMENT STRATEGIES......................................................3
RISKS AND RETURNS..............................................................4
THE INVESTMENT ADVISER & SUB-ADVISER...........................................8
THE INVESTMENT ADVISER.........................................................8
THE SUB-ADVISER................................................................9
YOUR INVESTMENT................................................................9
PRICING FUND SHARES............................................................9
BUYING SHARES..................................................................9
SELLING SHARES................................................................10
GENERAL POLICIES..............................................................12
DISTRIBUTION AND TAXES........................................................15
FINANCIAL HIGHLIGHTS..........................................................16

PBHG Emerging Markets Fund

Goal

         The Fund seeks to provide investors with long-term capital appreciation.

Main Investment Strategies

         Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of emerging market issuers. The Fund will primarily invest in common stock of emerging market issuers but also may invest in other types of equity securities, such as preferred stock. The emerging market issuers in which the Fund typically invests include issuers that (1) have their principal securities trading market in an emerging country, (2) alone or on a consolidated basis, derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging countries, and (3) are organized under the laws of, and have a principal office in, an emerging country.

An "emerging country" is any country that the adviser believes the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The Fund will focus its investments on those emerging markets countries that it believes have developing economies and where the markets are becoming more sophisticated, which as of the date of this prospectus and subject to change, includes some or all of the following:

------------------------- ---------------------- ----------------------- ---------------------- ----------------
Argentina                 Egypt                  Jordon                  Pakistan               Taiwan
------------------------- ---------------------- ----------------------- ---------------------- ----------------
Botswana                  Hong Kong              Kenya                   Peru                   Thailand
------------------------- ---------------------- ----------------------- ---------------------- ----------------
Brazil                    Hungary                Korea                   Philippines            Turkey
------------------------- ---------------------- ----------------------- ---------------------- ----------------
Chile                     India                  Malaysia                Poland                 Venezuela
------------------------- ---------------------- ----------------------- ---------------------- ----------------
China                     Indonesia              Mexico                  Russia                 Zimbabwe
------------------------- ---------------------- ----------------------- ---------------------- ----------------
Colombia                  Israel                 Morocco                 South Africa
------------------------- ---------------------- ----------------------- ---------------------- ----------------
Czech Republic            Jamaica                Nigeria                 Sri Lanka
------------------------- ---------------------- ----------------------- ---------------------- ----------------

As markets in other countries develop, the Fund expects to expand and further diversify the emerging countries in which it invests. The Fund may also invest up to 20% of its assets in securities of issuers located in industrialized countries.

Main Investment Risks

         The value of your investment in the Fund may go down, which means you could lose money.

         The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

         The Fund emphasizes securities of foreign issuers and will therefore be subject to risks not typically associated with securities of domestic issuers. Foreign issuers, especially issuers located in emerging markets, can be riskier and more volatile than investments in the U.S. market. Adverse political and economic developments, changes in the value of foreign currency, differences in tax and accounting standards, and difficulties in obtaining information about foreign companies can all negatively affect investment decisions. In addition, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed

         Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

         Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

         For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Fund section beginning on page __.

Performance Information

Performance information is not presented since the Fund is new.

Fees and Expenses

         This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

Fees and Expenses Table

                                                        PBHG Class       Advisor Class
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Redemption Fee
(AS A PERCENTAGE OF AMOUNT REDEEMED)                         1.00%             1.00%
------------------------------------------------------------------------ ---------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                            ________           _______
Distribution (12b-1) and/or Service Fees                     None              0.25%
Other Expenses*                                            ________           _______
Total Annual Operating Expenses                            ________           _______


* Other expenses are based on estimated amounts for the current fiscal year.

Example

         This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
                                        1 Year             3 Years
PBHG Class
Advisor Class


More About the Fund

The following discussion and table describes the main investment strategies discussed in the Fund Summaries section of this Prospectus in greater detail. From time to time, the Fund employs other investment practices, which are also described in the table and in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

Our Investment Strategies

PBHG Emerging Markets Fund


Acadian uses a multi-factor process to value securities and countries. Information used includes valuation characteristics, earnings and price-related data. By combining the stock- and country-level forecasts derived from factor analysis, Acadian ranks its entire emerging markets universe of approximately [5,000] stocks in order of expected return. This ranking is updated daily. The Fund is constructed using an optimizer, which incorporates the expected stock returns with the Fund's benchmark index, desired level of risk, the Fund's investment restrictions, and other factors to create what Acadian believes is an optimal portfolio.


The Fund may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments, such as U.S. Government securities, for temporary defensive purposes to maintain liquidity when economic or market conditions are unfavorable for profitable investing. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of securities, like common stocks. In addition, while these investments are generally designed to limit the Fund's losses, they can prevent the Fund from achieving its investment goal.

The Fund is actively managed, which means the Fund's manager may frequently buy and sell securities. Frequent trading increases the Fund's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from the Fund's performance. In addition, the sale of Fund securities may generate capital gains which, when distributed, may be taxable to you.

The Fund has a non-fundamental policy that states under normal conditions, it will invest at least 80% of net assets plus the amount of any borrowings for investment purposes in the type of investments suggested by its name. The Fund will provide notice to its shareholders at least 60 days prior to any change to this investment policy.

Risks and Returns

Equity Securities

Shares representing ownership or the right to ownership in a corporation. The Fund may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

Potential Risks

Equity security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

Equity security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

Equity security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.


Equity securities may underperform more stable investments (such as bonds and cash) in the short term.


Potential Returns

Equity securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

Policies to Balance Risk and Return

Acadian maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended time frame, regardless of interim fluctuations.

Under normal circumstances, the Fund intends to remain fully invested, with at least 80% of its assets in securities.

Foreign Equity Securities

Securities of foreign issuers, including ADRs, European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), exchange traded funds and other similar global instruments. ADRs are certificates issued by a U.S. bank that represent a bank's holdings of a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as U.S. securities and is priced in U.S. dollars. EDRs and GDRs are also receipts that represent a stated number of shares of a foreign corporation, only they are issued by a non-U.S. bank or a foreign branch of a U.S. bank. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S. dollars. ADRs, EDRs and GDRs each carry most of the risks of investing directly in foreign equity securities.

Potential Risks

Foreign security prices may fall due to political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards.

Although ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

Foreign investments, especially investments in emerging or developing markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Fund.

Potential Returns

Favorable exchange rate movements could generate gains or reduce losses. Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

Policies to Balance Risk and Return


The Sub-Adviser uses a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance the Fund's performance. Acadian's sell discipline is objective and driven by changes in return forecasts. Generally, if a stock in the Fund's portfolio can be replaced by one with higher return expectations, allowing for the transactions costs of both the sell and the buy, it will be sold.


Money Market Instruments

High quality, short-term U.S. and foreign debt instruments denominated in U.S. dollars, including bank obligations (such as CDs, time deposits, bankers' acceptances, and banknotes), commercial paper, corporate obligations (including asset-backed securities), government obligations (such as U.S. Treasury, agency or foreign government securities), short-term obligations issued by state and local governments, and repurchase agreements.

Potential Risks

Money market instrument prices fluctuate over time.

Money market instrument prices may fall as a result of factors that relate to the issuer, such as a credit rating downgrade.

Money market instrument prices may fall because of changes in the financial markets, such as interest rate changes.

Potential Returns

Money market instruments have greater short-term liquidity, capital preservation and income potential than longer-term investments such as stocks. This will help contribute to the stability of the Fund's NAV.

Policies to Balance Risk and Return

The Fund only invests in money market instruments for temporary defensive or cash management purposes.

Small and medium sized company securities

Potential Risks

Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources, such as access to capital, and may be dependent on a smaller and more inexperienced management group. In addition, small- and medium-sized company securities may trade much less frequently than securities of larger companies, making the prices of these securities subject to greater volatility.

Potential Returns

Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

Policies to Balance Risk and Return

See Equity Securities.

Over-the Counter ("OTC") securities

Securities that are not listed and traded on an organized exchange, but are bought and sold through a computer network.

Potential Risks

OTC securities are not traded as often as securities listed on an exchange. So, if the Fund were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

Potential Returns

Increases the number of potential investments for the Fund.

OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

Policies to Balance Risk and Return

The Adviser and Sub-Adviser uses a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance the Fund's performance.

Illiquid securities

Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that the Fund has valued them.

Potential Risks

The Fund may have difficulty valuing these securities precisely.

The Fund may be unable to sell these securities at the time or price it desires.

Potential Returns

Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

Policies to Balance Risk and Return

The Fund may not invest more than 15% of its net assets in illiquid securities.

Derivatives

Investments such as forward foreign currency contracts, futures, over-the-counter options, options on futures, options and swaps, whose value is based on an underlying asset or economic factor.

Potential Risks

The value of derivatives are volatile.

Because of the low margin deposits required, derivatives often involve an extremely high degree of leverage. As a result, a relatively small price movement in a derivative may result in immediate and substantial loss, as well as gain, to the investor. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. Thus, a use of derivatives may result in losses in excess of the amount invested.

Potential Returns

Derivatives may be used for a variety of purposes, including:

o  To reduce transaction costs;
o  To manage cash flows;
o To maintain full market exposure, which means to adjust the characteristics of its investments to more closely approximate those of its benchmark;
o  To enhance returns; and
o To protect the Fund's investments against changes resulting from market conditions (a practice called "hedging").

Policies To Balance Risk and Return

The Fund may use derivatives selectively for hedging, to reduce transaction costs or to manage cash flows.

To the extent the Fund enters into derivatives, it will, when necessary, segregate cash or other liquid assets equal to the settlement amount with its custodian to cover the contract. When the Fund sells certain derivative contracts, it will hold at all times the instruments underlying the contracts.

The Investment Adviser & Sub-Adviser
The Investment Adviser

Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087, is the investment adviser for the Fund. Founded in 1982, Pilgrim Baxter managed over $9.3 billion in assets as of June 30, 2003 for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

As investment adviser, Pilgrim Baxter oversees the investment decisions made by Acadian as sub-adviser for PBHG Emerging Markets Fund. The Trust's Board of Trustees supervises Pilgrim Baxter and the sub-adviser and establishes policies that Pilgrim Baxter and the sub-adviser must follow in their day-to-day investment management activities.

For its services to the Fund, Pilgrim Baxter will receive, on an annual basis, a fee of ___% of the Fund's average daily net assets.

The Sub-Adviser

Acadian Asset Management, Inc., a Massachusetts corporation located at Ten Post Office Square, Boston, Massachusetts 02109, is the Fund's sub-adviser. Acadian, an affiliate of Old Mutual (US) Holdings, Inc., has provided investment management services since 1986. Old Mutual (US) Holdings, Inc. is a wholly-owned subsidiary of Old Mutual plc, a financial services group based in the United Kingdom. As of June 30, 2003, Acadian had $3.0 billion under management.

The sub-adviser is entitled to receive a fee from Pilgrim Baxter equal to a percentage of the daily net assets of the Fund.

The Portfolio managers

PBHG Emerging Markets Fund

A team of Acadian investment professionals are primarily responsible for the day-to-day management of the portion of the Fund managed by Acadian. For more information on the members of the investment team, see the Fund's Statement of Additional Information.

Your Investment

Pricing Fund Shares

The Fund prices its investments for which market quotations are readily available at market value. Short-term investments are priced at amortized cost, which approximates market value. All other investments are priced at fair value as determined in good faith by PBHG Funds' Board of Trustees. If the Fund holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of the Fund's shares may change on days when its shares are not available for purchase or sale.

Net Asset Value (NAV)

The price of the Fund's shares is based on the Fund's net asset value (NAV). The Fund's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Fund shares are priced every day at the close of trading on the New York Stock Exchange (normally 4 p.m. Eastern Time). Fund shares are not priced on days that the New York Stock Exchange is closed.

Buying Shares

You may purchase shares of the Fund directly through the Fund's transfer agent. The price per share you will pay to invest in the Fund is its NAV next calculated after the transfer agent or other authorized representative accepts your order. The Fund's NAV is calculated at the close of trading on the New York Stock Exchange, normally 4:00 p.m. Eastern Time, each day the exchange is open for business. The Fund's assets are generally valued at their market price. However, if a market price is unavailable or if the assets have been affected by events occurring after the close of trading, the Fund's Board of Trustees may use another method that it believes reflects fair value. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market, the Fund attempts to establish a price that it might reasonably expect to receive upon its current sale of that security. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interest or other harm to shareholders. You may also purchase shares of the Fund through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Fund. Such financial institutions may charge you a fee for this service in addition to the Fund's NAV.

Concepts to understand
Traditional IRA: an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

Spousal IRA: an IRA funded by a working spouse in the name of a nonworking spouse.

Roth IRA: an IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.


Coverdell Education Savings Accounts: a savings account with non-deductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses. For more complete IRA information, consult a PBHG Shareholder Services Representative or a tax advisor.

MINIMUM INVESTMENTS                                  INITIAL          ADDITIONAL
--------------------------------------------------------------------------------
Regular accounts                                      $2,500          no minimum
Uniform Gifts/Transfer to Minor Accounts              $  500          no minimum
Traditional IRAs                                      $2,000          no minimum
Roth IRAs                                             $2,000          no minimum
Coverdell Education Savings Accounts                  $  500          no minimum
Systematic Investment Plans(1) (SIP)                  $  500                 $25


(1) Provided a SIP is established, the minimum initial investment for the Fund is $500 along with a monthly systematic investment of $25 or more.


Selling Shares


You may sell your shares at NAV any day the New York Stock Exchange is open for business. Sale orders received by the Fund's transfer agent or other authorized representatives by 4:00 p.m. Eastern time will be priced at the Fund's next calculated NAV. The Fund generally sends payment for your shares the business day after your order is accepted. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days. Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected, which may take up to 15 days from the date of purchase. You may also sell shares of the

Fund through certain broker-dealers or other financial institutions at which you maintain an account. Such financial institutions may charge you a fee for this service.

Limitations on selling shares by phone

Proceeds
Sent by                   Minimum                 Maximum
Check                     no minimum              $50,000 per day
Wire*                     no minimum              no maximum
ACH                       no minimum              no maximum

Please note that the banking instructions to be used for wire and ACH redemptions must be established on your account in advance of placing your sell order.

* Wire fee is $10 per Federal Reserve Wire

Written Redemption Orders

Some circumstances require written sell orders along with medallion signature guarantees.

These include:
o   Redemptions in excess of $50,000
o   Requests to send proceeds to a different address or payee
o Requests to send proceeds to an address that has been changed within the last 30 days
o   Requests to wire proceeds to a different bank account


A medallion signature guarantee helps to protect you against fraud. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs or notaries public will not be accepted. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee is authentic.


Redemption/Exchange Fee

The Fund will deduct a 1.00% redemption/exchange fee from the redemption or exchange proceeds of any shareholder redeeming or exchanging shares of the Fund held for less than ninety days. In determining how long shares of the Fund have been held, PBHG Funds assumes that shares held by the investor the longest period of time will be sold first.

The Fund will retain the fee for the benefit of the remaining shareholders. The Fund charges the redemption/exchange fee to help minimize the impact the redemption or exchange may have on the performance of the Fund, to facilitate Fund management and to offset certain transaction costs and other expenses the Fund incurs because of the redemption or exchange. The Fund also charges the redemption/exchange fee to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements. The Fund is not able to make exceptions to the redemption fee (even where redemptions result from required minimum distributions or the death of a shareholder).

General Policies

o    The Fund may reject or suspend acceptance of purchase orders.
o The Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the aggregate NAV of the Fund in any 90-day period.
o Payment for telephone purchases must be received by the Fund's transfer agent within seven days or you may be liable for any losses the Fund incurs as a result of the cancellation of your purchase order.
o When placing a purchase, sale, or exchange order through an authorized representative, it is the representative's responsibility to promptly transmit your order to the Fund's transfer agent so that you may receive that same day's NAV.
o SEI Trust Company, the custodian for PBHG Traditional, Roth and Coverdell Education Savings accounts, currently charges a $10 annual custodial fee to Traditional and Roth IRA accounts and a $7 annual custodial fee to Coverdell Education Savings Accounts. This fee will be automatically deducted from your account if not received by the announced due date, usually in mid-August.
o Because of the relatively high cost of maintaining smaller accounts, the Fund charges an annual fee of $12 if your account balance drops below the minimum investment amount because of redemptions. Minimum investment amounts are identified in the table on page __. For non-retirement accounts, the Fund may, upon prior notice, close your account and send you the proceeds if your account balance remains below the minimum investment amount for over 60 days due to your redeeming or exchanging out of the Fund.
o To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of the Fund. Call PBHG Funds at 1-800-433-0051 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact PBHG Funds at 1-800-433-0051 or write to P.O. Box 219534, Kansas City, MO 64121. Electronic copies of most financial reports and prospectuses are available at PBHG Funds' website (www.pbhgfunds.com).

Exchanges Between Funds

You may exchange some or all PBHG Class Shares of the Fund for PBHG Class Shares of any other PBHG Fund that has PBHG Class Shares. PBHG Class Shares of the Fund may not be exchanged for shares of any other Class.

You may exchange some or all Advisor Class Shares of the Fund for Advisor Class Shares of any other PBHG Fund that has Advisor Class Shares. Advisor Class Shares may not be exchanged for shares of any other Class.

Simply mail, telephone, or use the Fund's internet website to provide your exchange instructions to the transfer agent. Except for the 1.00% redemption/exchange fee discussed above, there is currently no fee for exchanges; however, the Fund may change or terminate this privilege on 60 days' notice. Please note that exchanges into the PBHG Cash Reserves Fund (which is not offered by this prospectus) from another PBHG Fund may be made only four (4) times a year.

To open an account
In Writing
Complete the application.
Mail your completed application
and a check to:
PBHG Funds
P.O. Box 219534
Kansas City, Missouri  64121-9534

By Telephone
Call us at 1-800-433-0051 to receive an account application and receive an account number.

Wire
Have your bank send your investment to:
o   United Missouri Bank of Kansas City, N.A.
o   ABA # 10-10-00695
o   Account # 98705-23469
o   Fund name
o   Your name
o   Your Social Security or tax ID number
o   Your account number

Return the account application.
By Automated Clearing House (ACH)
Currently you may not open an account through ACH

Via the Internet
o   Visit the PBHG Funds website at http://www.pbhgfunds.com.
o   Enter the "Open An Account" screen and follow the instructions.

To add to an account

Fill out an investment slip:
Mail the slip and the check to:
PBHG Funds
P.O. Box 219534
Kansas City, Missouri  64121-9534

Wire
Have your bank send your investment to:
o    United Missouri Bank of Kansas City, N.A.
o    ABA # 10-10-00695
o    Account # 98705-23469
o    Fund name
o    Your name
o    Your Social Security or tax ID number
o    Your account number

By Automated Clearing House (ACH)
o    Complete the bank information section on the account application.
o    Attach a voided check or deposit slip to the account application.
o The maximum purchase allowed through ACH is $100,000 and this option must be established on your account 15 days prior to initiating a transaction.

Via the Internet
o    Complete the bank information section on the account application.
o Enter the "My Account" section of the website and follow the instructions for purchasing shares.

To sell shares

By Mail
Write a letter of instruction that includes:
o    your name(s) and signature(s)
o    your account number
o    the Fund name
o    the dollar amount your wish to sell
o    how and where to send the proceeds

If required, obtain a medallion signature guarantee (see "Selling Shares") Mail your request to:
PBHG Funds
P.O. Box 219534
Kansas City, Missouri 64121-9534

Systematic Withdraw Plan
Permits you to have payments of $50 or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account.
o   Complete the applicable section on the account application.
Note:  You must maintain a minimum account balance of $5,000 or more.

By Telephone
Sales orders may be placed by telephone provided this option was selected on your account application.
Please call 1-800-433-0051.

Note: sales from IRA accounts may not be made by telephone and must be made in writing.

ACH
o   Complete the bank information section on the account application.
o   Attach a voided check or deposit slip to the account application.
Note: sale proceeds sent via ACH will not be posted to your bank account until the second business day following the transaction.

Wire
Sale proceeds may be wired at your request. Be sure PBHG Funds has your wire instructions on file.
There is a $10 charge for each wire sent by the Fund.

Via the Internet
o Enter the "My Account" section of the website and follow the instructions for redeeming shares.

Distribution and Taxes

The Fund pays shareholders dividends from its net investment income and distributions from its net realized capital gains at least once a year, if available. Dividends and distributions will be reinvested in your Fund account unless you instruct the Fund otherwise. There are no fees on reinvestments. Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire, or ACH.

Unless your investment is in an IRA or other tax-exempt account, your dividends and distributions will be taxable whether you receive them in cash or reinvest them. Dividends (including short-term capital gains distributions) are generally taxed at the ordinary income rate. However, distributions of qualified dividend income and long-term capital gains are taxable at lower rates. The current qualified dividend income and long-term capital gains tax rates are provided in the table below.

A sale or exchange of the Fund may also generate a tax liability unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange: (1) Short-term capital gains will apply if you sell or exchange the Fund up to 12 months after buying it; (2) Long-term capital gains will apply to Funds sold or exchanged after 12 months. The table below describes the tax rates for each.

Taxes on Transactions
The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Fund. Because everyone's tax situation is unique, always consult your tax advisor about federal, state, and local tax consequences.

Taxability of Distributions to Individuals and Other Non-Corporate Shareholders

                                  TAX RATE FOR 15%              TAX RATE FOR BRACKETS
     TYPE OF DISTRIBUTION         BRACKET AND LOWER             HIGHER THAN 15%
     --------------------         --------------------          ---------------------
     Dividends
          Generally               Ordinary income rate          Ordinary income rate
     Qualified Dividends          5%                            15%
     Short-term
          Capital Gains           Ordinary income rate          Ordinary income rate
     Long-term
          Capital Gains           5%                            15%

Certain distributions of long-term capital gains for the Fund's fiscal year ending March 31, 2004 may be taxable at 10% and 20% rates (for tax brackets 15% and lower and tax brackets higher than 15%, respectively).

Distribution Arrangements


PBHG Funds(R) has four classes of shares, two of which, PBHG Class and Advisor Class, are offered by this prospectus. Each Class has the same rights and privileges as the other share classes of PBHG Funds, except (i) each Class is subject to different sales charges (loads); (ii) each class is subject to different distribution fees, which, if applicable, are paid pursuant to a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940; (iii) each class is subject to different service fees, which, if applicable, are paid pursuant to a Service Plan that may or may not be adopted under Rule 12b-1 of the Investment Company Act of 1940; (iv) exchanges are not permitted between the various share classes but only among the same class; and
(iv) such class may have exclusive voting rights with respect to matters affecting only that class.

PBHG Funds, on behalf of the Advisor Class of each Fund, has adopted a Service Plan pursuant to which a Fund pays Rule 12b-1 shareholder servicing fees at an aggregate rate of up to 0.25% of the Fund's average net assets attributable to Advisor Class Shares. The service fee is paid to the Funds' distributor, PBHG Fund Distributors, for providing or arranging with and paying others to provide personal services to shareholders of Advisor Class Shares and/or the maintenance of such shareholders' accounts. Because these fees are paid out of Advisor Class assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Financial Highlights


Financial highlights are not presented since the Fund is new.

For More Information

PBHG Funds

For investors who want more information about the Fund, the following documents are available free upon request:

Statement of Additional Information (SAI)

Provides more information about the Fund and is incorporated into this Prospectus by reference.

Annual/Semi-Annual Reports

Provides financial and performance information about the Fund and its investments and a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year or half-year.

To obtain the SAI, Annual/Semi-Annual Reports or other information and for shareholder inquiries:

By telephone
Call 1-800-433-0051

By mail
PBHG Funds
P.O. Box 219534
Kansas City, MO 64121-9534

Via the Internet
www.pbhgfunds.com
Reports and other information about PBHG Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about PBHG Funds are also available on the edgar database on the sec's internet site at HTTP://WWW.SEC.GOV and copies of this information may be obtained, after paying a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at PUBLICINFO@SEC.GOV.

Investment Adviser
Pilgrim Baxter & Associates, Ltd.

Distributor
PBHG Fund Distributors

SEC file number 811-04391


PBHG Emerging Markets Fund Prospectus -- 11/03

                              PBHG FUNDS PROSPECTUS
                               NOVEMBER ___, 2003

                           PBHG EMERGING MARKETS FUND

                          (CLASS A AND CLASS C SHARES)

The Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.


PBHG Prospectus -- 11/03
An Introduction to the PBHG Funds(R)
and this Prospectus


PBHG Funds is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities, called Funds. This Prospectus offers Class A and Class C Shares of the Fund listed on the cover. The Fund has its own investment goal and strategies for reaching that goal. Before investing, make sure the Fund's goal matches your own.

The Fund offered by this Prospectus is generally designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. The Fund may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. The Fund also may not be suitable for investors who require regular income or stability of principal.

INVESTMENT ADVISER

     Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for the Fund. Pilgrim Baxter has retained Acadian Asset Management, Inc. ("Acadian" or "Sub-Adviser") as sub-adviser to assist in managing the Fund. For information about the sub-adviser, see page ___ of the Prospectus.

This Prospectus contains important information you should know before investing in the Fund and as a shareholder in the Fund. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Fund, please refer to the back cover of this Prospectus.

                                TABLE OF CONTENTS

                                                                            PAGE

PBHG EMERGING MARKETS FUND....................................................1
MORE ABOUT THE FUND...........................................................3
OUR INVESTMENT STRATEGIES.....................................................3
RISKS AND RETURNS.............................................................4
THE INVESTMENT ADVISER & SUB-ADVISER..........................................8
THE INVESTMENT ADVISER........................................................8
THE SUB-ADVISER...............................................................9
YOUR INVESTMENT...............................................................9
PRICING FUND SHARES...........................................................9
CHOOSING A SHARE CLASS.......................................................10
BUYING SHARES................................................................12
SELLING SHARES...............................................................14
GENERAL POLICIES.............................................................14
DISTRIBUTION AND TAXES.......................................................16
FINANCIAL HIGHLIGHTS.........................................................17

PBHG Emerging Markets Fund

Goal

         The Fund seeks to provide investors with long-term capital appreciation.

Main Investment Strategies

         Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of emerging market issuers. The Fund will primarily invest in common stock of emerging market issuers but also may invest in other types of equity securities, such as preferred stock. The emerging market issuers in which the Fund typically invests include issuers that (1) have their principal securities trading market in an emerging country, (2) alone or on a consolidated basis, derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging countries, and (3) are organized under the laws of, and have a principal office in, an emerging country.

An "emerging country" is any country that the adviser believes the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The Fund will focus its investments on those emerging markets countries that it believes have developing economies and where the markets are becoming more sophisticated, which as of the date of this prospectus and subject to change, includes some or all of the following:

------------------------- ---------------------- ----------------------- ---------------------- -----------------
Argentina                 Egypt                  Jordon                  Pakistan               Taiwan
------------------------- ---------------------- ----------------------- ---------------------- -----------------
Botswana                  Hong Kong              Kenya                   Peru                   Thailand
------------------------- ---------------------- ----------------------- ---------------------- -----------------
Brazil                    Hungary                Korea                   Philippines            Turkey
------------------------- ---------------------- ----------------------- ---------------------- -----------------
Chile                     India                  Malaysia                Poland                 Venezuela
------------------------- ---------------------- ----------------------- ---------------------- -----------------
China                     Indonesia              Mexico                  Russia                 Zimbabwe
------------------------- ---------------------- ----------------------- ---------------------- -----------------
Colombia                  Israel                 Morocco                 South Africa
------------------------- ---------------------- ----------------------- ---------------------- -----------------
Czech Republic            Jamaica                Nigeria                 Sri Lanka
------------------------- ---------------------- ----------------------- ---------------------- -----------------

As markets in other countries develop, the Fund expects to expand and further diversify the emerging countries in which it invests. The Fund may also invest up to 20% of its assets in securities of issuers located in industrialized countries.

Main Investment Risks

         The value of your investment in the Fund may go down, which means you could lose money.

         The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

         The Fund emphasizes securities of foreign issuers and will therefore be subject to risks not typically associated with securities of domestic issuers. Foreign issuers, especially issuers located in emerging markets, can be riskier and more volatile than investments in the U.S. market. Adverse political and economic developments, changes in the value of foreign currency, differences in tax and accounting standards, and difficulties in obtaining information about foreign companies can all negatively affect investment decisions. In addition, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed

         Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

         Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

         For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Fund section beginning on page __.

Performance Information

Performance information is not presented since the Fund is new.

Fees and Expenses

         This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

Fees and Expenses Table

                                                           Class A            Class C
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
MAXIMUM SALES CHARGE (LOAD)                                 5.75%              None
(AS A PERCENTAGE OF OFFERING PRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                       None(1)              1.00%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE)
REDEMPTION FEE                                              1.00%               1.00%
(AS A PERCENTAGE OF AMOUNT REDEEMED)
------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                            ______             ______
Distribution (12b-1) Fees                                   None                0.75%
Other Expenses
         Service Fees                                       0.25%               0.25%
         Other Operating Expenses                           ____*              ____*
         Total Other Expenses                               ____               ____
------------------------------------------------------------------------------------------
Total Annual Operating Expenses                             ____*              ____*

* Other expenses are based on estimated amounts for the current fiscal year.

(1) If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

Example

         This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
                                        1 Year             3 Years
Class A
Class C


You Would Pay the Following if you Did Not Redeem Your Shares

                                        1 Year             3 Years
Class C


More About the Fund

The following discussion and table describes the main investment strategies discussed in the Fund Summaries section of this Prospectus in greater detail. From time to time, the Fund employs other investment practices, which are also described in the table and in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

Our Investment Strategies

PBHG Emerging Markets Fund


Acadian uses a multi-factor process to value securities and countries. Information used includes valuation characteristics, earnings and price-related data. By combining the stock- and country-level forecasts derived from factor analysis, Acadian ranks its entire emerging markets universe of approximately

[5,000] stocks in order of expected return. This ranking is updated daily. The Fund is constructed using an optimizer, which incorporates the expected stock returns with the Fund's benchmark index, desired level of risk, the Fund's investment restrictions, and other factors to create what Acadian believes is an optimal portfolio.


The Fund may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments, such as U.S. Government securities, for temporary defensive purposes to maintain liquidity when economic or market conditions are unfavorable for profitable investing. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of securities, like common stocks. In addition, while these investments are generally designed to limit the Fund's losses, they can prevent the Fund from achieving its investment goal.

The Fund is actively managed, which means the Fund's manager may frequently buy and sell securities. Frequent trading increases the Fund's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from the Fund's performance. In addition, the sale of Fund securities may generate capital gains which, when distributed, may be taxable to you.

The Fund has a non-fundamental policy that states under normal conditions, it will invest at least 80% of net assets plus the amount of any borrowings for investment purposes in the type of investments suggested by its name. The Fund will provide notice to its shareholders at least 60 days prior to any change to this investment policy.

Risks and Returns

Equity Securities

Shares representing ownership or the right to ownership in a corporation. The Fund may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

Potential Risks

Equity security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

Equity security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

Equity security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

Equity securities may underperform more stable investments (such as bonds and cash) in the short term.

Potential Returns

Equity securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

Policies to Balance Risk and Return

Acadian maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended time frame, regardless of interim fluctuations.

Under normal circumstances, the Fund intends to remain fully invested, with at least 80% of its assets in securities.

Foreign Equity Securities

Securities of foreign issuers, including ADRs, European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), exchange traded funds and other similar global instruments. ADRs are certificates issued by a U.S. bank that represent a bank's holdings of a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as U.S. securities and is priced in U.S. dollars. EDRs and GDRs are also receipts that represent a stated number of shares of a foreign corporation, only they are issued by a non-U.S. bank or a foreign branch of a U.S. bank. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S. dollars. ADRs, EDRs and GDRs each carry most of the risks of investing directly in foreign equity securities.

Potential Risks

Foreign security prices may fall due to political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards.

Although ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

Foreign investments, especially investments in emerging or developing markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Fund.

Potential Returns

Favorable exchange rate movements could generate gains or reduce losses. Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

Policies to Balance Risk and Return


The Sub-Adviser uses a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance the Fund's performance. Acadian's sell discipline is objective and driven by changes in return forecasts. Generally, if a stock in the Fund's portfolio can be replaced by one with higher return expectations, allowing for the transactions costs of both the sell and the buy, it will be sold.


Money Market Instruments

High quality, short-term U.S. and foreign debt instruments denominated in U.S. dollars, including bank obligations (such as CDs, time deposits, bankers' acceptances, and banknotes), commercial paper, corporate obligations (including asset-backed securities), government obligations (such as U.S. Treasury, agency or foreign government securities), short-term obligations issued by state and local governments, and repurchase agreements.

Potential Risks

Money market instrument prices fluctuate over time.

Money market instrument prices may fall as a result of factors that relate to the issuer, such as a credit rating downgrade.

Money market instrument prices may fall because of changes in the financial markets, such as interest rate changes.

Potential Returns

Money market instruments have greater short-term liquidity, capital preservation and income potential than longer-term investments such as stocks. This will help contribute to the stability of the Fund's NAV.

Policies to Balance Risk and Return

The Fund only invests in money market instruments for temporary defensive or cash management purposes.

Small and medium sized company securities

Potential Risks

Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources, such as access to capital, and may be dependent on a smaller and more inexperienced management group. In addition, small- and medium-sized company securities may trade much less frequently than securities of larger companies, making the prices of these securities subject to greater volatility.

Potential Returns

Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

Policies to Balance Risk and Return

See Equity Securities.

Over-the Counter ("OTC") securities

Securities that are not listed and traded on an organized exchange, but are bought and sold through a computer network.

Potential Risks

OTC securities are not traded as often as securities listed on an exchange. So, if the Fund were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

Potential Returns

Increases the number of potential investments for the Fund.

OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

Policies to Balance Risk and Return

The Adviser and Sub-Adviser uses a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance the Fund's performance.

Illiquid securities
Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that the Fund has valued them.

Potential Risks
The Fund may have difficulty valuing these securities precisely. The Fund may be unable to sell these securities at the time or price it desires.

Potential Returns
Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

Policies to Balance Risk and Return
The Fund may not invest more than 15% of its net assets in illiquid securities.

Derivatives
Investments such as forward foreign currency contracts, futures, over-the-counter options, options on futures, options and swaps, whose value is based on an underlying asset or economic factor.

Potential Risks
The value of derivatives are volatile.
Because of the low margin deposits required, derivatives often involve an extremely high degree of leverage. As a result, a relatively small price movement in a derivative may result in immediate and substantial loss, as well as gain, to the investor. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. Thus, a use of derivatives may result in losses in excess of the amount invested.

Potential Returns
Derivatives may be used for a variety of purposes, including:

o To reduce transaction costs;
o To manage cash flows;
o To maintain full market exposure, which means to adjust the characteristics of its investments to more closely approximate those of its benchmark;
o To enhance returns; and
o To protect the Fund's investments against changes resulting from market conditions (a practice called "hedging").


Policies To Balance Risk and Return
The Fund may use derivatives selectively for hedging, to reduce transaction costs or to manage cash flows.

To the extent the Fund enters into derivatives, it will, when necessary, segregate cash or other liquid assets equal to the settlement amount with its custodian to cover the contract. When the Fund sells certain derivative contracts, it will hold at all times the instruments underlying the contracts.

The Investment Adviser & Sub-Adviser

The Investment Adviser

Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087, is the investment adviser for the Fund. Founded in 1982, Pilgrim Baxter managed over $9.3 billion in assets as of June 30, 2003 for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

As investment adviser, Pilgrim Baxter oversees the investment decisions made by Acadian as sub-adviser for PBHG Emerging Markets Fund. The Trust's Board of Trustees supervises Pilgrim Baxter and the sub-adviser and establishes policies that Pilgrim Baxter and the sub-adviser must follow in their day-to-day investment management activities.

For its services to the Fund, Pilgrim Baxter will receive, on an annual basis, a fee of ___% of the Fund's average daily net assets.

The Sub-Adviser

Acadian Asset Management, Inc., a Massachusetts corporation located at Ten Post Office Square, Boston, Massachusetts 02109, is the Fund's sub-adviser. Acadian, an affiliate of Old Mutual (US) Holdings, Inc., has provided investment management services since 1986. Old Mutual (US) Holdings, Inc. is a wholly-owned subsidiary of Old Mutual plc, a financial services group based in the United Kingdom. As of June 30, 2003, Acadian had $3.0 billion under management.

The sub-adviser is entitled to receive a fee from Pilgrim Baxter equal to a percentage of the daily net assets of the Fund.

The Portfolio managers

PBHG Emerging Markets Fund

A team of Acadian investment professionals are primarily responsible for the day-to-day management of the portion of the Fund managed by Acadian. For more information on the members of the investment team, see the Fund's Statement of Additional Information.

Your Investment

Pricing Fund Shares

The Fund prices its investments for which market quotations are readily available at market value. Short-term investments are priced at amortized cost, which approximates market value. All other investments are priced at fair value as determined in good faith by PBHG Funds' Board of Trustees. If the Fund holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of the Fund's shares may change on days when its shares are not available for purchase or sale.

Net Asset Value (NAV)

The price of the Fund's shares is based on the Fund's net asset value (NAV). The Fund's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Fund shares are priced every day at the close of trading on the New York Stock Exchange (normally 4 p.m. Eastern Time). Fund shares are not priced on days that the New York Stock Exchange is closed.

Choosing a Share Class

Classes of Shares

         Two classes of the Fund are offered by this prospectus: Class A and Class C. Each class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure. When choosing a sales class, you should consult your financial advisor as to which class is most suitable for you. Below is a summary of certain features of the two share classes:

------------------------------------------- -------------------------------------- -----------------------------------
                                                           CLASS A                              CLASS C
------------------------------------------- -------------------------------------- -----------------------------------
Initial Sales Charge                        up to 5.75%                            None
------------------------------------------- -------------------------------------- -----------------------------------
Contingent Deferred Sales Charge (CDSC)     None (except on redemptions of         1.00% on redemptions within one
                                            certain large purchases held for       year
                                            less than one year)
------------------------------------------- -------------------------------------- -----------------------------------
Distribution and Service Fees               0.25%                                  1.00%
------------------------------------------- -------------------------------------- -----------------------------------
Dividends                                   Generally higher than Class C due to   Generally lower than Class A due
                                            lower annual expenses                  to higher annual expenses
------------------------------------------- -------------------------------------- -----------------------------------
Typical Shareholder                         Generally more appropriate for         Generally more appropriate for
                                            long-term investors                    short-term investors
------------------------------------------- -------------------------------------- -----------------------------------

Sales Charges

Class A Shares.

A sales charge may be imposed on the purchase of Class A shares of the Fund (initial sales charge). The term Public Offering Price used below includes the Fund's NAV plus any applicable initial sales charge.

         Class A shares of the Fund are currently sold with an initial sales charge ranging from 5.75% to 2.00% of the offering price on purchases of up to $1 million.

                                           INVESTOR'S INITIAL SALES CHARGE

                                       As a                     As a
                                       Percentage               Percentage
Amount of Investment in                of the Public            of the Net
  Single Transaction                   Offering Price           Amount Invested
-----------------------                --------------           ---------------
            $0 - 99,999                    5.75%                     6.10%
      $100,000 - 249,999                   4.50%                     4.71%
      $250,000 - 499,999                   3.25%                     3.36%
      $500,000 - 999,999                   2.00%                     2.04%

Class A Purchases Not Subject to Sales Charges

Certain investors may be eligible to purchase Class A shares at net asset value and not pay an initial sales charge. You will not pay initial sales charges:

o on purchases of $1 million or more Class A shares of the Fund. However, redemptions of Class A shares of the Fund purchased at net asset value may result in your paying a contingent deferred sales charge if such shares are redeemed within one year of purchase.
o    on shares purchased by reinvesting dividends and distributions
o when exchanging shares among certain Funds (see "General Policies - Exchanges Between Funds" for more information on exchanges between Funds)
o    when using the reinstatement privilege
o    when a merger, consolidation or acquisition of assets of the Fund occurs.


Class A Purchases Eligible for Reductions and Waivers of Sales Charges

PBHG Funds offers certain ways for you to reduce Class A initial sales charges. To be eligible for the initial sales charge reduction, you must inform your broker-dealer or financial advisor at the time you purchase shares that you qualify for such a reduction.

Rights of Accumulation. Purchases of new Class A shares may be combined with Class A shares that you previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the amount of your current purchase and the current value of all Class A shares that you own.

Letters of Intent. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the Fund during a thirteen-month period. The amount you agree to purchase determines the amount of the initial sales charge you will pay. If you fail to purchase the full amount of your commitment in the LOI within the thirteen-month period, your account will be adjusted to the higher initial sales charge for the amount actually invested.

Concurrent Purchases. You may combine simultaneous purchases of Class A and Class C shares of two or more PBHG Funds portfolios to determine your Class A sales charge. Direct purchases of PBHG Cash Reserves Fund is excluded for purposes of this calculation.

Class C Shares

Class C shares are not subject to an initial sales charge but may be sold with a contingent deferred sales charge (CDSC). Class C shares of the Fund are currently sold with a CDSC of 1% on shares redeemed within one year of purchase.

Class C Purchases Not Subject to CDSC.

         Certain investors may be eligible to redeem Class C shares without paying a CDSC. You will not pay a CDSC:

o if you redeem shares acquired through reinvestment of dividends and distributions
o   on increases in the net asset value of your shares
o on redemptions pursuant to a Systematic Withdrawal Plan, provided that the amounts withdrawn do not exceed 10% of the value of your shares in any twelve-month period
o   when using the reinstatement privilege

There may be other situations when you may be able to purchase or redeem Class A or Class C shares at reduced or without sales charges. Consult the Funds' Statement of Additional Information for details.

Computing a CDSC

The CDSC on redemptions of Class A and Class C shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

Buying Shares

You may purchase Class A and Class C shares of the Fund through select broker-dealers or other financial institutions that are authorized to sell you shares of the Fund. Such financial institutions may charge you a fee for this service in addition to the Fund's public offering price. Purchases of shares of the Fund may be made on any day on which the New York Stock Exchange is open for business. For your purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, the broker-dealer or financial institution must receive your order before 4:00 p.m. Eastern time and promptly transmit the order to the Fund. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the Fund so that you may receive the same day's net asset value.

         The price per share you will pay to invest in the Fund is its NAV next calculated after the transfer agent or other authorized representative accepts your order, plus any applicable initial sales charge. The Fund's NAV is calculated at the close of trading on the New York Stock Exchange, normally 4:00 p.m. Eastern Time, each day the exchange is open for business. The Fund's assets are generally valued at their market price. However, if a market price is unavailable or if the assets have been affected by events occurring after the close of trading, the Fund's Board of Trustees may use another method that it believes reflects fair value. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market, the Fund attempts to establish a price that it might reasonably expect to receive upon its current sale of that security. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interest or other harm to shareholders.

Concepts to understand

Traditional IRA: an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

Spousal IRA: an IRA funded by a working spouse in the name of a nonworking spouse.

Roth IRA: an IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.


Coverdell Education Savings Accounts: a savings account with non-deductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses. For more complete IRA information, consult a PBHG Shareholder Services Representative or a tax advisor.



MINIMUM INVESTMENTS                                   INITIAL        ADDITIONAL
-------------------------------------------------------------------------------
Regular accounts                                      $ 2,500        no minimum
Uniform Gifts/Transfer to Minor Accounts              $   500        no minimum
Traditional IRAs                                      $ 2,000        no minimum
Roth IRAs                                             $ 2,000        no minimum
Coverdell Education Savings Accounts                  $   500        no minimum
Systematic Investment Plans(1)(SIP)                   $   500        $25


(1) Provided a SIP is established, the minimum initial investment for the Fund is $500 along with a monthly systematic investment of $25 or more.

Selling Shares


You may sell your shares of the Fund by contacting your broker-dealer or other financial institution at which you maintain an account. Such financial institution may charge you a fee for this service. Sale orders received by the Fund's transfer agent or other authorized representatives by 4:00 p.m. Eastern time will be priced at the Fund's next calculated NAV. The redemption price will be reduced by any applicable CDSC. The Fund generally sends payment for your shares the business day after your order is accepted. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days. Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected up to 15 days from the date of purchase.


Redemption/Exchange Fee

The Fund will deduct a 1.00% redemption/exchange fee from the redemption or exchange proceeds of any shareholder redeeming or exchanging shares of the Fund held for less than ninety days. In determining how long shares of the Fund have been held, PBHG Funds assumes that shares held by the investor the longest period of time will be sold first.

The Fund will retain the fee for the benefit of the remaining shareholders. The Fund charges the redemption/exchange fee to help minimize the impact the redemption or exchange may have on the performance of the Fund, to facilitate Fund management and to offset certain transaction costs and other expenses the Fund incurs because of the redemption or exchange. The Fund also charges the redemption/exchange fee to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements. The Fund is not able to make exceptions to the redemption fee (even where redemptions result from required minimum distributions or the death of a shareholder).

GENERAL POLICIES

o    The Fund may reject or suspend acceptance of purchase orders.
o The Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the aggregate NAV of the Fund in any 90-day period.
o When placing a purchase, sale, or exchange order through an authorized representative, it is the representative's responsibility to promptly transmit your order to the Fund's transfer agent so that you may receive that same day's NAV.
o SEI Trust Company, the custodian for PBHG Traditional, Roth and Coverdell Education Savings accounts, currently charges a $10 annual custodial fee to Traditional and Roth IRA accounts and a $7 annual custodial fee to Coverdell Education Savings Accounts. This fee will be automatically deducted from your account if not received by the announced due date, usually in mid-August.
o Because of the relatively high cost of maintaining smaller accounts, the Fund charges an annual fee of $12 if your account balance drops below the minimum investment amount because of redemptions. Minimum investment amounts are identified in the table on page ___. For non-retirement accounts, the Fund may, upon prior notice, close your account and send you the proceeds if your account balance remains below the minimum investment amount for over 60 days due to your redeeming or exchanging out of the Fund.

o To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of the Fund. Call your broker-dealer or financial adviser if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your house hold, contact your broker-dealer or financial adviser.


Exchanges Between Funds

You may exchange some or all shares of a particular Class of a PBHG Funds portfolio, including the Fund, for the same Class of another PBHG Funds portfolio that offers such Class of shares. Class A shares of the Fund may not be exchanged for Class C shares, and Class C shares of the Fund may not be exchanged for Class A shares.

Generally, you will not pay an initial sales charge when you exchange Class A shares of two or more PBHG Funds portfolios. However, you may be required to pay an initial sales charge when exchanging from a PBHG Funds portfolio with a lower initial sales charge than the one into which you are exchanging. If you exchange into a PBHG Funds portfolio whose shares are subject to a CDSC, we will calculate the holding period on the date you made your original purchase and not the date you exchanged your shares.

Except for the 1.00% redemption/exchange fee discussed above, there is currently no fee for exchanges. However, the Fund may change or terminate this privilege on 60 days' notice.

Systematic Withdraw Plan

         Permits you to have payments of $50 or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account.

                  Consult your broker, dealer or financial intermediary regarding how to establish this feature.

Note:  You must maintain a minimum account balance of $5,000 or more

Distribution and Taxes

The Fund pays shareholders dividends from its net investment income and distributions from its net realized capital gains at least once a year, if available. Dividends and distributions will be reinvested in your Fund account unless you instruct the Fund otherwise. There are no fees on reinvestments. Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire, or ACH.

Unless your investment is in an IRA or other tax-exempt account, your dividends and distributions will be taxable whether you receive them in cash or reinvest them. Dividends (including short-term capital gains distributions) are generally taxed at the ordinary income rate. However, distributions of qualified dividend income and long-term capital gains are taxable at lower rates. The current qualified dividend income and long-term capital gains tax rates are provided in the table below.

A sale or exchange of the Fund may also generate a tax liability unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange: (1) Short-term capital gains will apply if you sell or exchange the Fund up to 12 months after buying it; (2) Long-term capital gains will apply to Funds sold or exchanged after 12 months. The table below describes the tax rates for each.

Taxes on Transactions

The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Fund. Because everyone's tax situation is unique, always consult your tax advisor about federal, state, and local tax consequences.

Taxability of Distributions to Individuals and Other Non-Corporate Shareholders

                                     TAX RATE FOR 15%                  TAX RATE FOR BRACKETS
      TYPE OF DISTRIBUTION           BRACKET AND LOWER                 HIGHER THAN 15%
      --------------------           --------------------              ---------------------
      Dividends Generally            Ordinary income rate              Ordinary income rate
      Qualified Dividends            5%                                15%
      Short-term
           Capital Gains             Ordinary income rate              Ordinary income rate
      Long-term
           Capital Gains             5%                                15%

Distribution Arrangements

PBHG Funds(R) has four classes of shares, two of which, Class A and Class C, are offered by this prospectus. Each Class has the same rights and privileges as the other share classes of PBHG Funds, except (i) each Class is subject to different sales charges (loads); (ii) each class is subject to different distribution fees, which, if applicable, are paid pursuant to a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940; (iii) each class is subject to different service fees, which, if applicable, are paid pursuant to a Service Plan that may or may not be adopted under Rule 12b-1 of the Investment Company Act of 1940; (iv) exchanges are not permitted between the various share classes but only among the same class; and (iv) such class may have exclusive voting rights with respect to matters affecting only that class.

PBHG Funds, on behalf of Class A and Class C shares of the Fund, has adopted Distribution Plans and a Service Plan pursuant to which the Fund pays distribution fees to the funds' distributor, PBHG Fund Distributors and service fees to PBHG Fund Distributors, brokers, dealers or other financial intermediaries. Distribution fees are paid for the sale and distribution of all of the Fund's shares. Service fees are paid for providing or arranging for others to provide personal services to shareholders and/or maintenance of such shareholders' accounts. All or a substantial portion of the distribution and service fees that are paid to PBHG Fund Distributors are re-allowed to the dealer of record or entity providing personal shareholder services. Because distribution and service fees are paid out of the Fund's Class A and Class C assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. See "Fund Summaries" and "Choosing a Share Class" for details on the distribution and service fees.


Financial Highlights

Financial highlights are not presented since the Fund is new.

For More Information

PBHG Funds

For investors who want more information about the Fund, the following documents are available free upon request:

Statement of Additional Information (SAI)
Provides more information about the Fund and is incorporated into this Prospectus by reference.

Annual/Semi-Annual Reports
Provides financial and performance information about the Fund and its investments and a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year or half-year.

To obtain the SAI, Annual/Semi-Annual Reports or other information and for shareholder inquiries, contact your broker, dealer or financial advisor.

Reports and other information about PBHG Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about PBHG Funds are also available on the EDGAR database on the SEC's Internet site at HTTP://WWW.SEC.GOV and copies of this information may be obtained, after paying a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at PUBLICINFO@SEC.GOV.

Investment Adviser
Pilgrim Baxter & Associates, Ltd.

Distributor
PBHG Fund Distributors

SEC file number 811-04391


PBHG Emerging Markets Fund Class A and C Prospectus-- 11/03

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER __, 2003

                                     TRUST:
                                   PBHG FUNDS

                                      FUND:
                           PBHG EMERGING MARKETS FUND




                               INVESTMENT ADVISER:
                        PILGRIM BAXTER & ASSOCIATES, LTD.



                             SUB-INVESTMENT ADVISER:
                         ACADIAN ASSET MANAGEMENT, INC.

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of PBHG Funds (the "Trust" or "Registrant") and the PBHG Class and Advisor Class shares of the Fund named above. It should be read in conjunction with the current Prospectus for the PBHG Class and Advisor Class shares of the Fund. The Prospectus dated November __, 2003 may be obtained without charge by calling 1-800-433-0051.


                                TABLE OF CONTENTS

                                                                           PAGE

THE TRUST.....................................................................2
DESCRIPTION OF PERMITTED INVESTMENTS..........................................3
INVESTMENT LIMITATIONS.......................................................25
TRUSTEES AND OFFICERS OF THE TRUST...........................................29
5% AND 25% SHAREHOLDERS......................................................34
THE ADVISER..................................................................35
THE SUB-ADVISER..............................................................36
THE DISTRIBUTOR..............................................................37
THE ADMINISTRATOR AND SUB-ADMINISTRATOR......................................38
OTHER SERVICE PROVIDERS......................................................39
PORTFOLIO TRANSACTIONS.......................................................39
DESCRIPTION OF SHARES........................................................42
VOTING RIGHTS................................................................42
PURCHASES AND REDEMPTIONS OF SHARES..........................................43
DETERMINATION OF NET ASSET VALUE.............................................50
TAXES    ....................................................................51
PERFORMANCE ADVERTISING......................................................56
COMPUTATION OF YIELD.........................................................57
CALCULATION OF TOTAL RETURN..................................................57
FINANCIAL STATEMENTS.........................................................61
CREDIT RATINGS...............................................................62

                                    THE TRUST

The Trust is an open-end management investment company which was originally incorporated in Delaware on August 2, 1985 under the name PBHG Growth Fund, Inc. and commenced business shortly thereafter as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). On July 21, 1992, shareholders of the Trust approved an Agreement and Articles of Merger pursuant to which the Trust was reorganized and merged into a new Maryland corporation, also named PBHG Growth Fund, Inc. On September 8, 1993, the shareholders of the Trust voted to change the name of the Trust to The Advisors' Inner Circle Fund II, Inc. On May 2, 1994, the shareholders voted to change the Trust's name to The PBHG Funds, Inc. On July 16, 2001, The PBHG Funds, Inc. was reorganized as a Delaware business trust and the Trust's name changed to PBHG Funds.


The Trust currently offers nineteen (19) series portfolios, including the PBHG Emerging Markets Fund. This Statement of Additional Information relates to only the PBHG Class and Advisor Class of the PBHG Emerging Markets Fund (the "Fund"). The Statement of Additional Information for the other eighteen (18) funds of the Trust may be obtained without charge by calling 1-800-433-0051. Shareholders may purchase shares of the Fund through four separate classes, PBHG Class, Advisor Class (formerly the Trust Class), Class A and Class C shares, which have different distribution costs, voting rights and dividends. Except for these differences, each Class share of the Fund represents an equal proportionate interest in that Fund. See "Description of Shares." No investment in shares of the Fund should be made without first reading the Fund's Prospectus. Capitalized terms not defined in this Statement of Additional Information are defined in the Prospectus offering shares of the Fund.


Pilgrim Baxter & Associates, Ltd. ("Adviser") serves as the investment adviser to the Fund. Acadian Asset Management, Inc. ("Acadian") serves as the Fund's sub-adviser.

                      DESCRIPTION OF PERMITTED INVESTMENTS

EQUITY SECURITIES

COMMON STOCKS. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the Board.

PREFERRED STOCKS. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

GENERAL RISKS OF INVESTING IN STOCKS. While investing in stocks allows shareholders to participate in the benefits of owning a company, such shareholders must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

        o Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

        o Factors affecting an entire industry, such as increases in production costs; and

        o Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

DERIVATIVES

Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an interest rate or a market benchmark. The Fund may use derivatives to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. The Fund may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, the Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. To the extent that derivatives involve leveraging the Fund's assets, the Fund will segregate assets with its custodian to cover the leveraged position, consistent with the rules and interpretations of the Securities and Exchange Commission ("SEC") and its staff.

FUTURES CONTRACTS

A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC").

No purchase price is paid or received when the contract is entered into. Instead, the Fund upon entering into a futures contract (and to maintain that Fund's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, or other assets, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Fund expects to earn interest income on its initial and variation margin deposits.

The Fund will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to that Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

SECURITIES INDEX FUTURES CONTRACTS. Purchases or sales of securities index futures contracts may be used in an attempt to protect the Fund's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, the Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, the Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS. The Fund will not purchase or sell futures contracts unless either (i) the futures contracts are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (ii) if purchased for other than "bona fide hedging" purposes, the sum of the amounts of initial margin deposits on the Fund's existing futures contracts and premiums required to establish non-hedging positions would not exceed 5% of the liquidation value of that Fund's total assets. In instances involving the purchase of futures contracts by the Fund, an amount of cash or other liquid assets, equal to the cost of such futures contracts (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts is unleveraged. In instances involving the sale of futures contracts by the Fund, the securities underlying such futures contracts or options will at all times be maintained by that Fund or, in the case of index futures contracts, the Fund will own securities the price changes of which are, in the opinion of its Adviser or Sub-Adviser expected to replicate substantially the movement of the index upon which the futures contract is based.

For information concerning the risks associated with utilizing futures contracts, please see "Risks of Transactions in Futures Contracts Options" below.

OPTIONS

Options are contracts that give one of the parties to the contract the right to buy or sell the security that is subject to the option at a stated price during the option period, and obligates the other party to the contract to buy or sell such security at the stated price during the option period. The types of options transactions that the Fund may utilize are discussed below.

WRITING CALL OPTIONS. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

The Fund will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Fund will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which the Fund owns securities not subject to a call option, the Fund, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

The Fund may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." The Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Fund. When an underlying security is sold from the Fund's securities portfolio, that Fund will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

WRITING PUT OPTIONS. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. The Fund when it writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, or other liquid obligations having a value equal to or greater than the exercise price of the option.

The Fund may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by such Fund, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which the Fund receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

The Fund may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

PURCHASING PUT AND CALL OPTIONS. The Fund may purchase put options on securities to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable the Fund to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Fund will continue to receive interest or dividend income on the security. The Fund may also purchase call options on securities to protect against substantial increases in prices of securities that the Fund intends to purchase pending its ability to invest in an orderly manner in those securities. The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction cost paid on the put or call option which was bought.

SECURITIES INDEX OPTIONS. The Fund may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund's securities or securities it intends to purchase. The Fund will only write "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Fund is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Adviser or Sub-Adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by the Fund are based. A put on a securities index written by the Fund will be considered covered if, so long as it is obligated as the writer of the put, the Fund segregates with its custodian cash or other liquid obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier." A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

OPTIONS ON FUTURES. An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

The Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

The Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its Fund securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

The Fund will "cover" any options it writes on futures contracts by, for example, segregating cash or liquid securities with the Fund's custodian and marking to market daily an amount sufficient to cover the futures contract.

COMBINED POSITIONS. The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

OVER-THE-COUNTER OPTIONS. The Fund may enter into contracts to write over-the-counter options with primary dealers. The Fund has established standards of creditworthiness for these primary dealers, although the Fund may still be subject to the risk that firms participating in these transactions will fail to meet their obligations.

As with written exchange-traded options, the Fund must segregate liquid assets to cover its exposure under written over-the-counter options, and the segregated assets must be marked to market daily. The Fund must treat its entire exposure under a contract as illiquid unless the contract provides that the Fund has the absolute right to repurchase the written option at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, that the option is "in-the-money" (i.e., the amount by which the price of the option exceeds the exercise price). The formula will similarly take into account whether the option is "out-of-the-money." If a contract gives the Fund an absolute right to repurchase the written option at a pre-established formula price, the Fund would treat as illiquid only securities equal in amount to the formula price less the amount by which the option is "in-the-money."

For information concerning the risks associated with utilizing options and futures contracts, please see "Risks of Transactions in Futures Contracts and Options" below.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND OPTIONS

FUTURES. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out.

Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by the Fund of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments that are the subject of the hedge. The Adviser or Sub-Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Fund's underlying instruments sought to be hedged.

Successful use of futures contracts by the Fund for hedging purposes is also subject to the Fund's ability to correctly predict movements in the direction of the market. It is possible that, when the Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in that Fund's portfolio might decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments.

Positions in futures contracts may be closed out only on an exchange or a board of trade, which provides the market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts. Further, the counterparty to a futures contract could default.

OPTIONS. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange. There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If the Fund is unable to effect a closing purchase transaction, that Fund will not sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise.

Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. The Fund will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

An exchange may establish limitations governing the maximum number of calls and puts in each class (whether or not covered) which may be written by a single investor or group of investors acting in concert (regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). It is possible that the

Fund and clients advised by the Adviser or the Sub-Adviser may constitute such a group. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions. These position limits may limit the number of options that the Fund can write on a particular security.

SWAPS, CAPS, COLLARS AND FLOORS

SWAP AGREEMENTS

A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

EQUITY SWAPS. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

INTEREST RATE SWAPS. Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, the Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if the Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

CURRENCY SWAPS. A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. The Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

CAPS, COLLARS AND FLOORS

Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

INVESTMENT COMPANY SHARES

The Fund may invest in shares of other investment companies (such as Standard & Poor's Depository Receipts - "SPDRs" and other exchange traded funds such as iShares). Since such mutual funds pay management fees and other expenses, shareholders of the Fund would indirectly pay both Fund expenses and the expenses of underlying funds with respect to Fund assets invested therein. Applicable regulations prohibit the Fund from acquiring the securities of other investment companies that are not "part of the same group of investment companies" if, as a result of such acquisition; (i) the Fund owns more than 3% of the total voting stock of the company; (ii) more than 5% of the Fund's total assets are invested in securities of any one investment company; or (iii) more than 10% of the total assets of the Fund are invested in securities (other than treasury stock) issued by all investment companies.

ILLIQUID INVESTMENTS

Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven (7) days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Adviser or Sub-Adviser determine the liquidity of the Trust's investments and, through reports from the Adviser or Sub-Adviser, the Board monitors investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Adviser or Sub-Adviser may consider various factors including: (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the market place for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage backed securities. Also, the Adviser or Sub-Adviser may determine some government-stripped fixed-rate mortgage backed securities, loans and other direct debt instruments, and swap agreements to be illiquid. However, with respect to over-the-counter options the Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund may have to close out the option before expiration. Moreover, investing in Rule 144A securities (i.e., securities that qualify for resale under Rule 144A under the Securities Act of 1933) would have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If, through a change in values, net assets or other circumstances, the Fund was in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

RESTRICTED SECURITIES

Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (the "1933 Act"), or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. Also, restricted securities may be difficult to value because market quotations may not be readily available. The Fund limits the amount of total assets it invests in restricted securities to 15%. Restricted securities do not include Rule 144A securities that are determined by the Adviser or Sub-Adviser to be liquid.

FOREIGN CURRENCY TRANSACTIONS

The Fund may hold foreign currency deposits from time to time, and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The Fund may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Fund.

In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Adviser or the Sub-Adviser may enter into settlement hedges in the normal course of managing the Fund's foreign investments. The Fund may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Adviser or the Sub-Adviser.

The Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutschemark or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Under certain conditions, guidelines of the SEC require mutual funds to set aside appropriate liquid assets in a segregated account to cover currency forward contracts. As required by SEC guidelines, the Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of forward currency contracts will depend on the skill of the Adviser or the Sub-Adviser in analyzing and predicting currency values. Forward contracts may substantially change the Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as the Adviser or the Sub-Adviser anticipates. For example, if a currency's value rose at a time when the Adviser or Sub-Adviser had hedged the Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. If the Adviser or Sub-Adviser hedges the Fund's currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Adviser or the Sub-Adviser increases the Fund's exposure to a foreign currency and that currency's value declines, the Fund will realize a loss. There is no assurance that the use of forward currency contracts by the Adviser or the Sub-Adviser will be advantageous to the Fund or that it will hedge at an appropriate time.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs are receipts issued by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign securities. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security.

Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

SHORT-TERM INVESTMENTS

To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, the Fund may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

BANK OBLIGATIONS

The Fund will only invest in a security issued by a commercial bank if the bank:

    o Has total assets of at least $1 billion, or the equivalent in other currencies; and

    o Is either a U.S. bank and a member of the Federal Deposit Insurance Corporation; or

    o Is a foreign branch of a U.S. bank and the adviser believes the security is of an investment quality comparable with other debt securities that the Fund may purchase.

BANKERS' ACCEPTANCE

A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATE OF DEPOSIT


A negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. However, certificates of deposit generally carry penalties for early withdrawal and may, under certain circumstances, be considered illiquid.


COMMERCIAL PAPER

The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues typically vary from a few days to nine months.

DEMAND INSTRUMENTS

Certain instruments may involve a conditional or unconditional demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes.

TIME DEPOSIT

A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS

Certain Federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Securities issued by these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The securities issued by other agencies are supported only by the credit of the instrumentality (e.g., Tennessee Valley Authority securities).

Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

U.S. GOVERNMENT SECURITIES

Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS

Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). Under the STRIPS program, the Fund will be able to have its beneficial ownership of securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities. When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the securities that the Treasury sells itself. Other facilities are available to facilitate the transfer of ownership of non-Treasury securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on such securities through a book-entry record-keeping system.

CORPORATE BONDS

Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by shareholders, the corporation promises to pay shareholders interest, and repay the principal amount of the bond or note.

CONVERTIBLE SECURITIES

Securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, the Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

A synthetic convertible security is a combination investment in which the Fund purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. Government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords a shareholder the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics and other factors. Because the Fund will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with the Fund's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss. The market price of the option component generally reflects these differences in maturities, and the Adviser and Sub-Adviser take such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, the Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If the Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (e.g., the Fund) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Fund for purposes of its investment limitations. The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement. With respect to all repurchase agreements entered into by the Fund, the Fund's custodians or their agents must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor of the seller and is required to return the underlying security to the seller's estate.

MORTGAGE-BACKED SECURITIES

Securities that include interests in pools of lower-rated debt securities, or consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS AND OTHER SECONDARY MARKET ISSUERS

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

RISKS OF MORTGAGE-BACKED SECURITIES

Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause shareholders to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While CMOs may be collateralized by whole mortgage loans, CMOs are more typically collateralized by mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams.

A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or PO class"). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

OTHER ASSET-BACKED SECURITIES

These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool

("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

RECEIPTS

Separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian bank holds the interest and principal payments for the benefit of the registered owners of the receipts. The custodian bank arranges for the issuance of the receipts evidencing ownership and maintains the register.

VARIABLE AND FLOATING RATE INSTRUMENTS

Certain of the obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WARRANTS

Instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

When-issued and delayed-delivery securities are securities subject to settlement on a future date. For fixed income securities, the interest rate realized on when-issued or delayed-delivery securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging the Fund's assets. The Fund is permitted to invest in forward commitments or when-issued securities where such purchases are for investment and not for leveraging purposes. One or more segregated accounts will be established with the Custodian, and the Fund will maintain liquid assets in such accounts in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. The Fund uses segregated accounts to offset leverage risk.

ZERO COUPON BONDS

These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. The Fund's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its Fund securities to generate sufficient cash to satisfy certain income distribution requirements.

SECURITIES LENDING

The Fund may lend a portion of its total assets to broker-dealers or other financial institutions. It may then reinvest the collateral it receives in short-term securities and money market funds. If the Fund lends its securities, it will follow the following guidelines:

   o The borrower must provide collateral at least equal to the market value of the securities loaned;

   o The collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U. S. government;

   o The borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis);

   o    The Fund must be able to terminate the loan at any time;

   o The Fund must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments); and

   o   The Fund must determine that the borrower is an acceptable credit risk.

These risks are similar to the ones involved with repurchase agreements. When the Fund lends securities, there is a risk that the borrower will become financially unable to honor its contractual obligations. If this happens, the Fund could:

   o Lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower; and

   o   Experience delays in recovering its securities.

The Fund currently does not intend to engage in securities lending.

SHORT SALES

DESCRIPTION OF SHORT SALES. A security is sold short when the Fund sells a security it does not own. To sell a security short, the Fund must borrow the security from someone else to deliver it to the buyer. The Fund then replaces the borrowed security by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the Fund repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

The Fund typically sells securities short to:

   o Take advantage of an anticipated decline in prices.

   o Protect a profit in a security it already owns.

The Fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Likewise, the Fund can profit if the price of the security declines between those dates.

To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund will incur transaction costs in effecting short sales. The Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

The broker will retain the net proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out.

SHORT SALES AGAINST THE BOX. In addition, the Fund may engage in short sales "against the box." In a short sale against the box, the Fund agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. The Fund will incur transaction costs to open, maintain and close short sales against the box.

RESTRICTIONS ON SHORT SALES.  The Fund will not short sell a security if:

   o After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets;

   o The market value of the securities of any single issuer that have been sold short by the Fund would exceed two percent (2%) of the value of the Fund's net assets; and

   o Such securities would constitute more than two percent (2%) of any class of the issuer's securities.

Whenever the Fund sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities the Fund is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

FACTORS AFFECTING THE VALUE OF DEBT SECURITIES

The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

INTEREST RATES

The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

PREPAYMENT RISK

This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. The Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the Fund. If left unattended, drifts in the average maturity of the Fund can have the unintended effect of increasing or reducing the effective duration of the Fund, which may adversely affect the expected performance of the Fund.

EXTENSION RISK

The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause the Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

CREDIT RATING

Coupon interest is offered to shareholders of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered "risk free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate shareholders for taking on increased risk, issuers with lower credit ratings usually offer their shareholders a higher "risk premium" in the form of higher interest rates above comparable Treasury securities.

Changes in shareholder confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." If an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which effects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

A security rated within the four highest rating categories by a rating agency is called "investment-grade" because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser or sub-adviser may determine that it is of investment-grade. The adviser or sub-adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Fund currently uses ratings compiled by Moody's Investor Services ("Moody's"), Standard and Poor's Ratings Services ("S&P"), and Fitch. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Bond Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

The adviser or sub-adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the Fund buys it. A rating agency may change its credit ratings at any time. The adviser or sub-adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings. The Fund may invest in securities of any rating.

SMALL AND MEDIUM CAPITALIZATION STOCKS

Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. Investment in small and medium capitalization companies involves greater risk and price volatility than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium capitalization companies are often traded in the over-the-counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid and subject to more abrupt or erratic market movements than securities of larger, more established companies.

OVER-THE-COUNTER MARKET

The Fund may invest in over-the-counter stocks. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility that limits trading activity to securities of companies which initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which the Fund invests may not be as great as that of other securities and, if the Fund was to dispose of such a stock, they might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

FOREIGN SECURITIES AND EMERGING MARKETS

The Fund may invest in foreign securities. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

Investments in emerging markets may be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to any emerging country, there may be greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in the courts of such countries. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. Shareholders of the Fund that invests in such investment funds will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

INVESTMENTS IN TECHNOLOGY COMPANIES

The Fund may invest in equity securities of technology companies. Such securities have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Investments in technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental law, regulation or adversely affected by governmental policies.

INITIAL PUBLIC OFFERINGS ("IPO")

The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on the Fund with a small asset base. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to the Fund for investing, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

The Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

EUROPEAN ECONOMIC AND MONETARY UNION

Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal, Spain and Greece are presently members of the European Economic and Monetary Union (the "EMU"). The EMU adopted the "euro" as a common currency on January 1, 1999 and subordinated the national currencies of each country until such time as the national currencies are phased out entirely. The euro could adversely affect the value of securities held by the Fund because as the euro is implemented as the common currency, there may be changes in the relative value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. In addition, the introduction of the euro may affect the fiscal and monetary levels of participating EMU countries and may also increase price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. These uncertainties raise the possibility of increased volatility in the financial markets of the affected countries.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL RESTRICTIONS

The Fund has adopted certain investment restrictions which, in addition to those restrictions in the Prospectus, are fundamental and may not be changed without approval by a majority vote of the Fund's shareholders. Such majority is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities of the Fund present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or
(ii) more than 50% of the outstanding voting securities of the Fund.

Several of these Fundamental Investment Restrictions include the defined terms "1940 Act Laws, Interpretations and Exemptions." This term means the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder, as such statute, rule and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC and any exemptive order or similar relief granted to the Fund.

1. The Fund is a "diversified company" as defined in the Investment Company Act of 1940 (the "1940 Act"). This means that the Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from purchasing the securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

     Please refer to Non-Fundamental Investment Restriction number 2 for further information.

2. The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

     Please refer to Non-Fundamental Investment Restriction number 3 for further information.

3. The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

4. The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act, Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments or (iii) repurchase agreements collateralized by such obligations. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

     Please refer to Non-Fundamental Investment Restriction number 4 for further information.

5. The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

6. The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

7. The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering repurchase agreements, loaning its assets to broker-dealers or institutional investors or investing in loans, including assignments and participation interests.

     Please refer to Non-Fundamental Investment Restriction number 5 for further information.

8. The Fund may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions as the Fund.

Except for borrowing under Fundamental Restriction number 2, the foregoing percentages will apply at the time of the purchase of a security.

NON-FUNDAMENTAL RESTRICTIONS

The Fund also has adopted certain non-fundamental investment restrictions. A non-fundamental investment restriction may be amended by the Board of Trustees without a vote of shareholders. Several of these Non-Fundamental Investment Restrictions include the defined term "Pilgrim Baxter Advised Fund." This term means other investment companies and their series portfolios that have Pilgrim Baxter or an affiliate of Pilgrim Baxter as an investment advisor.

1. The Fund may not invest more than 15% of its net assets in illiquid securities. This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board of Trustees, based on trading markets for such security, to be liquid.

2. In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or
     (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

3. In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3 % of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or a Pilgrim Baxter Advised Fund on such terms and conditions as the SEC may require in an exemptive order on which the Fund may rely. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. A portfolio may not purchase additional securities when borrowings exceed 5% of the Fund's total assets.


4. In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to (but not including) 25% of its total assets in the securities of issuers whose principal business activities are in the same industry. For purposes of this limitation, supranational organizations such as The World Bank, the European Union and the European Coal and Steel Community, are deemed to be issuers conducting their principal business activities in the same industry; state and municipal governments and their agencies and authorities are not deemed to be industries; utility companies will be divided according to their services (e.g., gas distribution, gas transmission, electric and telephone will each be considered a separate industry); and financial service companies will be classified according to the end users of their services (e.g. automobile finance, bank finance and diversified finance).


5. In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3 % of its total assets and may lend money to another Pilgrim Baxter Advised Fund, on such terms and conditions as the SEC may require in an exemptive order on which the Fund may rely.

6. The Fund may not invest more than 15% of its total assets in restricted securities.

7. Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

     The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other Pilgrim Baxter Advised Funds, subject to the terms and conditions of any exemptive orders issued by the SEC on which the Fund may rely.

     Please refer to Non-Fundamental Investment Restriction number 5 for further information regarding lending money to a Pilgrim Baxter Advised Fund.

All the foregoing percentages will apply at the time of each purchase of a security (except with respect to the limitation on investments in illiquid securities and with respect to borrowing).

SENIOR SECURITIES

The term "senior security", as defined in Section 18(g) of the Investment Company Act of 1940, means any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends; and "senior security representing indebtedness" means any senior security other than stock.

The term "senior security" shall not include any promissory note or other evidence of indebtedness issued in consideration of any loan, extension, or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed; nor shall such term include any such promissory note or other evidence of indebtedness in any case where such a loan is for temporary purposes only and in an amount not exceeding 5 percent of the value of the total assets of the issuer at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed; otherwise it shall be presumed not to be for temporary purposes. Any such presumption may be rebutted by evidence.

TEMPORARY DEFENSIVE POSITIONS

Under normal market conditions, the Fund expects to be fully invested in its primary investments, as described above. However, for temporary defensive purposes, when the Adviser or a sub-adviser, as appropriate, determines that market conditions warrant, the Fund may invest up to 100% of its assets in cash and money market instruments (consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories by at least one NRSRO; repurchase agreements involving such securities; and, to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies investing solely in money market securities). To the extent the Fund is invested in temporary defensive instruments, it will not be pursuing its investment objective.

PORTFOLIO TURNOVER

Fund turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth. A higher turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) and increases realized gains and losses. High rates of portfolio turnover necessarily result in correspondingly greater brokerage and portfolio trading costs, which are paid by the Fund. Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. In addition to portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

                       TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Maryland. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and the principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Trustee serves as a Trustee and each officer serves as an officer in a similar capacity for PBHG Insurance Series Fund, a registered investment company advised by the Adviser.


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INDEPENDENT TRUSTEES
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                                                   PRINCIPAL             NUMBER OF
                                                   OCCUPATION(S) DURING  PORTFOLIOS
                         POSITION     TERM OF      PAST 5 YEARS,         IN
NAME, ADDRESS, AND AGE   HELD WITH    OFFICE* AND                        THE PBHG
                         THE TRUST    LENGTH OF                          FUND FAMILY
                                      TIME SERVED                        COMPLEX        OTHER DIRECTORSHIPS
                                                                         OVERSEEN BY    HELD BY TRUSTEE
                                                                         TRUSTEE
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John R. Bartholdson     Trustee     Trustee      Chief Financial Officer,  29           Director, The
1255 Drummers Lane,                 since 1997   The Triumph Group, Inc.                Triumph Group, Inc.
Suite 200                                        (manufacturing) since                  since 1992.Trustee,
Wayne, PA 19087                                  1992.                                  PBHG Insurance
(59)                                                                                    Series, since 1997.
--------------------------------------------------------------------------------------------------------------
Jettie M. Edwards       Trustee     Trustee      Consultant, Syrus         29           Trustee, Provident
76 Seaview Drive,                   since 1997   Associates (business and               Investment Counsel
Santa Barbara,                                   marketing consulting                   Trust (investment
California 93108                                 firm) 1986 - 2002.                     company - 5
(57)                                                                                    portfolios since
                                                                                        1992. Trustee, EQ
                                                                                        Advisors Trust
                                                                                        (investment company
                                                                                        - 39 portfolios)
                                                                                        since 1997. Trustee,
                                                                                        PBHG Insurance
                                                                                        Series, since 1997.
--------------------------------------------------------------------------------------------------------------
Albert A. Miller        Trustee     Trustee      Senior Vice President,    29           Trustee, PBHG
7 Jennifer Drive                    since 1997   Cherry & Webb, CWT                     Insurance Series,
Holmdel, New Jersey                              Specialty Stores                       since 1997.
07733                                            1995 - 2000. Advisor and
(69)                                             Secretary, the Underwoman
                                                 Shoppes Inc. (retail
                                                 clothing stores) 1980 -
                                                 2002. Merchandising Group
                                                 Vice President, R.H. Macy
                                                 & Co. (retail department
                                                 stores), 1958-1995.
                                                 Retired.
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

--------------------------------------------------------------------------------------------------------------

                                                   PRINCIPAL             NUMBER OF
                                                   OCCUPATION(S) DURING  PORTFOLIOS
                         POSITION     TERM OF      PAST 5 YEARS,         IN
NAME, ADDRESS, AND AGE   HELD WITH    OFFICE* AND                        THE PBHG
                         THE TRUST    LENGTH OF                          FUND FAMILY
                                      TIME SERVED                        COMPLEX        OTHER DIRECTORSHIPS
                                                                         OVERSEEN BY    HELD BY TRUSTEE
                                                                         TRUSTEE
--------------------------------------------------------------------------------------------------------------
Harold J. Baxter**       Trustee      Trustee       Chairman, Chief          29         Director, Old Mutual
1400 Liberty Ridge Drive              since 1997    Executive Officer and               (US) Holdings Inc.
Wayne, PA 19087-5593                                Director, the Adviser               since 1996. Trustee,
(57)                                                since 1982. Trustee, the            PBHG Insurance
                                                    Administrator since May             Series, since 1997.
                                                    1996. Chairman, Chief
                                                    Executive Officer and
                                                    Director, Pilgrim Baxter
                                                    Value Investors, Inc.
                                                    1996 - 2002. Trustee,
                                                    PBHG Fund Distributors
                                                    since January 1998.
                                                    Chairman, Director and
                                                    Chief Executive Officer
                                                    of Pilgrim Baxter
                                                    Private Equity Advisors,
                                                    since November 2000.
                                                    Director and Trustee
                                                    PBHG Shareholder
                                                    Services, Inc., since
                                                    2001
--------------------------------------------------------------------------------------------------------------

 * Trustee of the Trust until such time as his or her successor is duly elected and appointed.
** Mr. Baxter is a Trustee who may be deemed to be an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is a Director of the Adviser.

---------------------------------------------------------------------------------------------------------------
OFFICERS

---------------------------------------------------------------------------------------------------------------
NAME, ADDRESS, AND AGE     POSITION HELD      TERM OF OFFICE* AND  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
                           WITH THE FUND      LENGTH OF TIME
                                              SERVED
---------------------------------------------------------------------------------------------------------------
Gary L. Pilgrim            President          President since      Director, Pilgrim Baxter & Associates,
1400 Liberty Ridge Drive                      1997                 Ltd. since 1982. President, Pilgrim Baxter
Wayne, PA 19087-5593                                               & Associates, Ltd. 1982-2003. Trustee,
(62)                                                               PBHG Fund Services since May 1996.
                                                                   President, PBHG Insurance Series Fund,
                                                                   since March 1997. President and Director,
                                                                   Pilgrim Baxter Private Equity Advisors,
                                                                   since November 2002. President and
                                                                   Director, Pilgrim Baxter Value Investors,
                                                                   Inc. June 1996 to May 2002. Director and
                                                                   Trustee, PBHG Shareholder Service, Inc.,
                                                                   since 2001.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
OFFICERS

---------------------------------------------------------------------------------------------------------------
NAME, ADDRESS, AND AGE     POSITION HELD      TERM OF OFFICE* AND  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
                           WITH THE FUND      LENGTH OF TIME
                                              SERVED
---------------------------------------------------------------------------------------------------------------
Lee T. Cummings            Treasurer, Chief   Treasurer, Chief     Vice President, Pilgrim Baxter &
1400 Liberty Ridge Drive   Financial Officer, Financial Officer,   Associates, Ltd. since 2001 and Director
Wayne, PA 19087-5593       Controller         Controller since     of Mutual Fund Operations, Pilgrim Baxter
(40)                                          1997                 & Associates, Ltd., 1996-2001. Treasurer,
                                                                   Chief Financial Officer, Controller, PBHG
                                                                   Insurance Series Fund, since March 1997.
                                                                   President, PBHG Shareholder Services, Inc.
                                                                   since 2001. President, PBHG Fund
                                                                   Distributors, 1999-2003. Vice President,
                                                                   PBHG Fund Distributors, since 2003 and
                                                                   Treasurer, PBHG Fund Services, May
                                                                   1996-1999. President, PBHG Fund Services
                                                                   since December 1998.

---------------------------------------------------------------------------------------------------------------
John M. Zerr               Vice President      Vice President and  Senior Vice President, Pilgrim Baxter &
1400 Liberty Ridge Drive   and Secretary       Secretary since     Associates, Ltd. Since 2001 and General
Wayne, PA 19087-5593                           1997                Counsel and Secretary, Pilgrim Baxter &
(41)                                                               Associates, Ltd. since November 1996. Vice
                                                                   President and Secretary, PBHG Insurance
                                                                   Series Fund, since March 1997. General
                                                                   Counsel and Secretary, Pilgrim Baxter
                                                                   Value Investors, Inc. November 1996 to May
                                                                   2002. General Counsel and Secretary, PBHG
                                                                   Shareholder Services, since 2001. General
                                                                   Counsel and Secretary, PBHG Fund Services
                                                                   and PBHG Fund Distributors since January
                                                                   1998.
---------------------------------------------------------------------------------------------------------------
Brian C. Dillon            Vice President     Vice President since Chief Compliance Officer, Pilgrim Baxter &
1400 Liberty Ridge Drive                      2001                 Associates, Ltd., PBHG Fund Services,
Wayne, PA 19087-5593                                               Pilgrim Baxter Private Equity Advisor,
(40)                                                               PBHG Insurance Series Fund, PBHG
                                                                   Shareholder Services and PBHG Fund
                                                                   Distributors since April 2001. Chief
                                                                   Compliance Officer, Pilgrim Baxter Value
                                                                   Investors, Inc., April 2001 to May 2002.
                                                                   Vice President and Deputy Compliance
                                                                   Director, Delaware Investments, 1995-2001.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
OFFICERS

---------------------------------------------------------------------------------------------------------------
NAME, ADDRESS, AND AGE     POSITION HELD      TERM OF OFFICE* AND  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
                           WITH THE FUND      LENGTH OF TIME
                                              SERVED
---------------------------------------------------------------------------------------------------------------
Robert E. Putney, III      Vice President     Vice President and   Vice President, Senior Legal Counsel and
1400 Liberty Ridge Dr.     and Assistant      Assistant Secretary  Assistant Secretary, Pilgrim Baxter &
Wayne, PA 19087-5593       Secretary          since 2002           Associates, Ltd., PBHG Fund Distributors
(43)                                                               and PBHG Fund Services, since December
                                                                   2001. Director and Senior Counsel, Merrill
                                                                   Lynch Investment Managers, L.P. and
                                                                   Princeton Administrators, L.P. until
                                                                   December 2001. Secretary of various
                                                                   Merrill Lynch and Mercury open-end funds,
                                                                   as well as Somerset Exchange Fund and The
                                                                   Europe Fund, Inc. until December 2001.

---------------------------------------------------------------------------------------------------------------
Stephen F. Panner          Assistant          Assistant Treasurer  Fund Administration Manager, Pilgrim
1400 Liberty Ridge Drive   Treasurer          since 2000           Baxter & Associates, Ltd. since February
Wayne, PA 19087-5593                                               2000. Assistant Treasurer, PBHG Insurance
(33)                                                               Series Fund, since 2000. Fund Accounting
                                                                   Manager, SEI Investments Mutual Funds
                                                                   Services, 1997-2000.

---------------------------------------------------------------------------------------------------------------
William P. Schanne         Assistant          Assistant Treasurer  Fund Administration Associate, Pilgrim
1400 Liberty Ridge Drive   Treasurer          since 2001           Baxter & Associates, Ltd. since August
Wayne, PA 19087-5593                                               2001. Assistant Treasurer, PBHG Insurance
(30)                                                               Series Fund, since 2001. Fund Accounting
                                                                   Supervisor, PFPC, Inc., 1999-2001. Fund
                                                                   Accountant, PFPC,. Inc., 1998-1999.
                                                                   Annuity Loan Officer and Fund Auditor,
                                                                   Carpenters Health and Welfare of
                                                                   Philadelphia, 1996-1998.

---------------------------------------------------------------------------------------------------------------
John C. Munch              Vice President     Vice President and   Vice President and Assistant Secretary of
One Freedom Valley Road    and Assistant      Assistant Secretary  SEI Investments Company, SEI Investments
Oaks, PA 19456             Secretary          since 2002           Global Funds Services and SEI Investments
(32)                                                               Distribution Co. since November 2001. Vice
                                                                   President and Assistant Secretary, PBHG
                                                                   Insurance Series Fund, since 2002.
                                                                   Associate, Howard, Rice, Nemerovski,
                                                                   Canady, Falk & Rabkin (law firm),
                                                                   1998-2001. Associate, Seward & Kissel, LLP
                                                                   (law firm) 1996-1998.
---------------------------------------------------------------------------------------------------------------
Timothy D. Barto           Vice President     Vice President and   Vice President and Assistant Secretary of
One Freedom Valley Road    and Assistant      Assistant Secretary  SEI Investments Company and SEI
Oaks, PA 19456             Secretary          since 1999           Investments Global Funds Services and SEI
(35)                                                               Investments Distribution Co. since
                                                                   November 1999. Vice President and
                                                                   Assistant Secretary, PBHG Insurance Series
                                                                   Fund, since 1999. Associate, Dechert Price
                                                                   & Rhoads (law firm) 1997-1999.
---------------------------------------------------------------------------------------------------------------


*Officer of the Trust until such time as his or her successor is duly elected and qualified.

The Trustees of PBHG Funds are responsible for major decisions relating to the Fund's investment goal, policies, strategies and techniques. The Trustees also supervise the operation of PBHG Funds by its officers and service various service providers, but they do not actively participate in the day-to-day operation of or decision making process related to PBHG Funds. The Board of Trustees has two standing committees: a Nominating and Compensation Committee and an Audit Committee. Currently, the members of each Committee are Jettie Edwards, John Bartholdson and Albert Miller, comprising all the disinterested Trustees of PBHG Funds. The Nominating and Compensation Committee selects and nominates those persons for membership on the PBHG Fund's Board of Trustees who are disinterested trustees, reviews and determines compensation for the disinterested Trustees of PBHG Funds and selects independent legal counsel, as set forth in Rule 0-1(6), to provide the disinterested Trustees of PBHG Funds with legal advice as needed. During PBHG Fund's fiscal year ended March 31, 2003, the Nominating and Compensation Committee held [__] meeting. The Nominating Committee currently does not consider nominations from shareholders. The Audit Committee oversees the financial reporting process for PBHG Funds, monitoring the PBHG Fund's audit process and results. As part of this process, the Audit Committee recommends the selection of an independent audit firm for the approval of the entire PBHG Funds Board of Trustees and evaluates the independent audit firm's performance, costs and financial stability. During PBHG Fund's fiscal year ended March 31, 2003, the Audit Committee held two (2) meetings.

The table below provides the dollar range of shares of the Fund and the aggregate dollar range of shares of all funds advised by Pilgrim Baxter, owned by each Trustee as of December 31, 2002.

--------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

--------------------------------------------------------------------------------------------------------------------
      NAME OF TRUSTEE           DOLLAR RANGE OF EQUITY SECURITIES IN         AGGREGATE DOLLAR RANGE OF EQUITY
                                              THE FUND                    SECURITIES IN ALL REGISTERED INVESTMENT
                                                                           COMPANIES IN THE PBHG FAMILY COMPLEX
                                                                                   OVERSEEN BY TRUSTEES
----------------------------- ----------------------------------------- --------------------------------------------
John R. Bartholdson           $10,000 - $50,000                         $10,000 - $50,000

----------------------------- ----------------------------------------- --------------------------------------------
Jettie M. Edwards             $50,000 - $100,000                        $50,000 - $100,000

----------------------------- ----------------------------------------- --------------------------------------------
Albert A. Miller              Over $100,000                             Over $100,000

----------------------------- ----------------------------------------- --------------------------------------------

INTERESTED TRUSTEE
--------------------------------------------------------------------------------------------------------------------
Harold J. Baxter              Over $100,000                             Over $100,000

----------------------------- ----------------------------------------- --------------------------------------------

Each current Trustee of the Trust received the following compensation during PBHG Fund's fiscal year ended March 31, 2003:

-------------------------------- -------------------- -------------------- -------------------- --------------------

        NAME OF PERSON,               AGGREGATE           PENSION OR        ESTIMATED ANNUAL    TOTAL COMPENSATION
           POSITION               COMPENSATION FROM       RETIREMENT          BENEFITS UPON       FROM TRUST AND
                                        TRUST          BENEFITS ACCRUED        RETIREMENT       TRUST COMPLEX PAID
                                                       AS PART OF TRUST                            TO TRUSTEES**
                                                           EXPENSES
-------------------------------- -------------------- -------------------- -------------------- --------------------
John R. Bartholdson,             $49,320              N/A                  N/A                  $77,500 for
Trustee                                                                                         services on two
                                                                                                boards
-------------------------------- -------------------- -------------------- -------------------- --------------------

Harold J. Baxter,                N/A                  N/A                  N/A                  N/A
Trustee*
-------------------------------- -------------------- -------------------- -------------------- --------------------

Jettie M. Edwards,               $49,320              N/A                  N/A                  $77,500 for
Trustee                                                                                         services on two
                                                                                                boards
-------------------------------- -------------------- -------------------- -------------------- --------------------

Albert A. Miller,                $49,320              N/A                  N/A                  $77,500 for
Trustee                                                                                         services on two
                                                                                                boards
-------------------------------- -------------------- -------------------- -------------------- --------------------

* Mr. Baxter is a Trustee who may be deemed to be an "interested person" of the Trust, as that term is defined in the 1940 Act, and consequently will be receiving no compensation from the Trust.

** Compensation expenses are allocated pro rata based on the relative net assets of the Fund included in the Trust Complex.

                             5% AND 25% SHAREHOLDERS


As of November __, 2003, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the PBHG Emerging Markets Fund. The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency or custodial clients. Persons owning of record or beneficially 25% or more of the outstanding share class of the Fund may be deemed to be a controlling person of that Fund for purposes of the 1940 Act.


 -------------------------------------------------------------------------------
 PBHG EMERGING MARKETS FUND - PBHG CLASS
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
 PBHG EMERGING MARKETS FUND - ADVISOR CLASS
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
 PBHG EMERGING MARKETS FUND -CLASS A
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
 PBHG EMERGING MARKETS FUND -CLASS C
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------


The Trustees and Officers of the Trust collectively owned less than 1% of the outstanding shares of the Fund at November __, 2003.

                                   THE ADVISER

The Trust and Pilgrim Baxter & Associates, Ltd. have entered into an advisory agreement with respect to the Fund (the "Advisory Agreement"). The Advisory Agreement provides certain limitations on the Adviser's liability, but also provides that the Adviser shall not be protected against any liability to the Trust or each of its funds or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Pilgrim Baxter is an indirect, wholly-owned subsidiary of Old Mutual plc ("Old Mutual"). Old Mutual is an international financial services group based in London, with operations in life assurance, asset management, banking and general insurance. Old Mutual's principal offices are located at 3rd Floor, Lansdowne House, 57 Berkeley Square, London, WIX 50H, United Kingdom.

PBHG Fund Services, the Trust's Administrator, is a wholly owned subsidiary of the Adviser (see "The Administrator" for more detail on PBHG Fund Services). PBHG Fund Services also serves as administrator to PBHG Insurance Series Fund, a management investment company also managed by the Adviser. PBHG Fund Distributors, the Trust's Distributor, is also a wholly owned subsidiary of the Adviser (see "The Distributor" for more detail on PBHG Fund Distributors). PBHG Fund Distributors also serves as distributor to PBHG Insurance Series Fund. The Adviser has discretionary management authority with respect over $9.3 billion as of June 30, 2003. In addition to advising the Fund, the Adviser provides advisory services to other mutual funds and to pension and profit-sharing plans, charitable institutions, corporations, trusts and estates, and other investment companies. The principal business address of the Adviser is 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087-5593.

The Advisory Agreement obligates the Adviser to: (i) provide a program of continuous investment management for the Trust in accordance with the Trust's investment objectives, policies and limitations; (ii) make investment decisions for the Trust; and (iii) place orders to purchase and sell securities for the Trust, subject to the supervision of the Board of Trustees. The Advisory Agreement also requires the Adviser to pay its overhead and employee costs and the compensation and expenses of all its partners, officers and employees who serve as officers and executive employees of the Trust. The Advisory Agreement provides that the Adviser is not responsible for other expenses of operating the Trust. From time to time, the Adviser or a company under common control with the Adviser may make payments to broker-dealers for the promotion of the sale of Trust shares or for their own company-sponsored sales programs.

The continuance of the Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the Trust's outstanding voting securities and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated (i) at any time without penalty by the Trust upon the vote of a majority of the Trustees or by vote of the majority of the Trust's outstanding voting securities upon 60 days' written notice to the Adviser or (ii) by the Adviser at any time without penalty upon 60 days' written notice to the Trust. The Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of the Fund's average daily net assets as set forth in the table below. In addition, in the interest of limiting the expenses of the Fund during the current fiscal year, the Adviser has signed an expense limitation contract with the Trust on behalf of the Fund ("Expense Limitation Agreement") pursuant to which, with respect to the PBHG Class and Advisor Class shares, the Adviser has agreed to waive or limit a portion of its fee and to assume other expenses in an amount necessary to limit total annual operating expenses (but excluding fees and expenses incurred under the Trust's Distribution Plans or Service Plans, if any, interest, taxes, brokerage commissions, and any expenditures that are capitalized in accordance with generally accepted accounting principles, and any extraordinary expenses not incurred in the ordinary course of the Fund's business) as set forth in the table below.

            FUND                  MANAGEMENT FEE           EXPENSE LIMITATION(1)
            ----                  --------------           ---------------------

PBHG EMERGING MARKETS FUND       [        ]*

* These are the annual management fees the Fund will pay upon commencement of operations.

The investment advisory fees paid by the Fund is higher than those paid by most investment companies, although the Adviser believes the fees to be comparable to those paid by investment companies with similar investment objectives and policies.

(1) The expense limitation agreement for the Fund may be discontinued at any time. Reimbursement by the Fund of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of the Fund to exceed _____%. Consequently, no reimbursement by a Fund will be made unless: (i) the Fund's assets exceed $75 million; (ii) the Fund's total annual expense ratio is less than ____%; and (iii) the payment of such reimbursement was approved by the Board of Trustees on a quarterly basis.

                                 THE SUB-ADVISER

ACADIAN ASSET MANAGEMENT, INC.

The Trust, on behalf of the PBHG Emerging Markets Fund, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Acadian. The Sub-Advisory Agreement provides certain limitations on Acadian's liability, but also provides that Acadian shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Acadian to: (i) manage the investment operations of the Fund and the composition of the Fund's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the Fund's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Fund and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Fund and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Acadian at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Acadian is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Fund that is computed and paid monthly at an annual rate of _____% of the Portfolio's average net assets.

         APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT


To be Provided after Board Approval


                                 THE DISTRIBUTOR

PBHG Fund Distributors (the "Distributor"), a wholly owned subsidiary of the Adviser, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated January 28, 2001, pursuant to which the Distributor serves as principal underwriter for the Trust. The Distributor receives no compensation for serving in such capacity, except as provided in separate Distribution Plans and Service Plans. The principal business address of the Distributor is 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087-5593. Prior to July 16, 2001, SEI Investment Distribution Co. served as principal underwriter for the predecessor of the Trust. SEI received no compensation for serving in such capacity. The Distributor is contractually required to continuously distribute the securities of the Trust.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than sixty (60) days' written notice by either party or upon assignment by the Distributor.

The Trust has adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act ("Service Plan") to enable the Advisor Class shares of the Fund to directly and indirectly bear certain expenses relating to the distribution of such Shares. Pursuant to such Service Plan, the Trust shall pay to the Distributor a fee for providing or arranging with and paying others to provide personal service to shareholders of Advisor Class Shares and/or the maintenance of such shareholders' accounts at the aggregate annual rate of up to 0.25% of such Fund's average daily net assets attributable to Advisor Class shares. The Service Plan is a compensation plan, which means that it compensates the Distributor regardless of the expenses actually incurred by the Distributor. Arranging with and paying others to provide personal services to shareholders of the Advisor Class shares and/or the maintenance of Shareholder accounts include, but are not limited to: (i) sponsors of and/or administrators to contribution plans; and (ii) sponsors of and/or administrators to various wrap and asset allocation programs. The Trust has adopted separate Distribution and Service Plans with respect to its Class A and Class C shares, which Classes are not offered by this statement of additional information.

The Distributor shall prepare and deliver written reports to the Board of Trustees of the Trust on a regular basis (at least quarterly) setting forth the payments made to Service Providers pursuant to the Service Plan, and the purposes for which such expenditures were made, as well as any supplemental reports as the Board of Trustees may from time to time reasonably request.

Except to the extent that the Administrator, Sub-Administrator or Adviser may benefit through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust had a direct or indirect financial interest in the operation of the Service Plan or any related agreement.

No compensation was paid to the Distributor for distribution services for the fiscal years ended March 31, 2001, 2002 and 2003. For the fiscal year ended March 31, 2003, the following amounts were paid to Service Providers pursuant to the Service Plan for the Advisor Class shares of the Fund:


                 PBHG Emerging Markets Fund            N/A(1)

(1) As of March 31, 2003, the Fund had not yet commenced operations.

                     THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The Trust and PBHG Fund Services (the "Administrator") entered into the Administrative Services Agreement (the "Administrative Agreement") on January 28, 2001 pursuant to which the Administrator oversees the administration of the Trust's and the Fund's business and affairs, including regulatory reporting and all necessary office space, equipment, personnel and facilities, as well as services performed by various third parties. The Administrator, a wholly owned subsidiary of the Adviser, was organized as a Pennsylvania business trust and has its principal place of business at 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087. Under the Administrative Agreement, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly at an annual rate of 0.15% of the average daily net assets of each series portfolio of the Trust, including the Fund. The Administrative Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement shall continue in effect unless terminated by either party upon not less than ninety (90) days' prior written notice to the other party.

The Administrator and SEI Investments Mutual Fund Services (the "Sub-Administrator") entered into a Sub-Administrative Services Agreement (the "Sub-Administrative Agreement") on January 28, 2001, pursuant to which the Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Trust. SEI Investments Management Corporation ("SEI Investments"), which is a wholly owned subsidiary of SEI Investments Company, owns all beneficial interest in the Sub-Administrator. The Sub-Administrator was organized as a Delaware business trust, and has its principal business offices at One Freedom Valley Road, Oaks, Pennsylvania 19456. Under the Sub-Administrative Agreement, the Administrator pays the Sub-Administrator fees at an annual rate based on the combined average daily net assets of the Trust and PBHG Insurance Series Fund calculated as follows: (i) 0.0165% of the first $10 billion, plus (ii) 0.0125% of the next $10 billion, plus (iii) 0.010% of the excess over $20 billion. The Agreement provides that the Sub-Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. The Agreement shall continue in effect until December 31, 2004, subject to certain termination provisions. After this initial term, the Agreement will renew each year unless terminated by either party upon not less than ninety (90) days' prior written notice to the other party.

For the fiscal years and periods ended March 31, 2001, 2002 and 2003 the Fund paid the following administration fees:

---------------------------------------- ----------------------------------- ----------------------------
                 FUND                                FEES PAID                       FEES WAIVED
---------------------------------------- ----------- ------------ ---------- ---------- -------- --------
                                            2001        2002        2003       2001      2002     2003
---------------------------------------- ----------- ------------ ---------- ---------- -------- --------
PBHG Emerging Markets Fund                   *            *           *          *         *        *
---------------------------------------- ----------- ------------ ---------- ---------- -------- --------

* Not in operation during the period.


                             OTHER SERVICE PROVIDERS

THE TRANSFER AGENT AND SHAREHOLDER SERVICING AGENTS

DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534, serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust. The Administrator serves as shareholder servicing agent for the Trust under a shareholder servicing agreement with the Trust. The Administrator also performs development and maintenance services on the web site that references the Trust and the Fund. PBHG Shareholder Services, Inc. ("PBHG SSI"), an affiliate of the Adviser, serves as sub-shareholder servicing agent for the Trust under a sub-shareholder servicing agreement between PBHG SSI and the Administrator. The principal place of business of PBHG SSI is 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087. From time to time, the Trust may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Trust to persons who beneficially own interests in the Trust, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, answering inquiries relating to the Trust, delivering, on behalf of the Trust, proxy statements, annual reports, updated Prospectuses, other communications regarding the Trust, and related services as the Trust or the beneficial owners may reasonably request. In such cases, the Trust will not compensate such third parties at a rate that is greater than the rate the Trust is currently paying the Trust's Transfer Agent for providing these services to shareholders investing directly in the Trust.

CUSTODIAN


Wachovia Bank, National Association (the "Custodian"), 123 S. Broad Street, Philadelphia, Pennsylvania 19109, serves as the custodian for the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.


COUNSEL AND INDEPENDENT ACCOUNTANTS

[_______________] serves as counsel to the Trust. [__________________] serves as the independent accountants of the Trust.

                             PORTFOLIO TRANSACTIONS

The Adviser or Sub-Adviser are authorized to select brokers and dealers to effect securities transactions for the Fund. The Adviser or Sub-Adviser will seek to obtain the most favorable net results by taking into account various factors, including price, commission (if any), size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser or Sub-Adviser generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Adviser or Sub-Adviser seek to select brokers or dealers that offer the Fund best price and execution. Only after a broker or dealer is deemed to be qualified and able to deliver best price and execution on a particular transaction, the Adviser or Sub-Adviser may then consider selecting a broker or dealer for one of the following reasons: (1) receipt of research or brokerage execution products and services and (2) receipt of other services which are of benefit to the Fund. In the case of securities traded in the over-the-counter market, the Adviser of the Sub-Adviser expect normally to seek to select primary market makers.

The Adviser or Sub-Adviser may, consistent with the interests of the Fund, select brokers on the basis of the research services they provide to the Adviser or Sub-Adviser. These research services may include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses and providing portfolio performance evaluation and technical market analyses.

Information so received by the Adviser or Sub-Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser or Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement. If, in the judgment of the Adviser or Sub-Adviser, the Fund or other accounts managed by the Adviser or Sub-Adviser will be benefited by supplemental research services, the Adviser or Sub-Adviser are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of the Adviser or Sub-Adviser will not necessarily be reduced as a result of the receipt of such information, and such services may not be used exclusively, or at all, with respect to the Fund or account generating the brokerage, and there can be no guarantee that the Adviser or Sub-Adviser will find all of such services of value in advising the Fund.

The Adviser or Sub-Adviser are permitted to allocate portfolio transactions, which generate commissions or commission equivalents from certain accounts to brokers or dealers who provide services directly to or for the managed account. In some instances, these services provided by the broker or dealer may help offset expenses that the account would otherwise pay directly.

The Fund may request that the Adviser or Sub-Adviser direct the Fund's brokerage to offset certain expenses of the Fund. The Adviser or Sub-Adviser, attempt to fulfill directed brokerage subject to achieving best execution. Although the Adviser or Sub-Adviser attempt to satisfy the Fund's direction requests, there can be no guarantee that they will be able to do so. In certain circumstances, the directed broker may not offer the lowest commission rate. This may cause the Fund to pay a higher rate of commission than might otherwise have been available had the Adviser or Sub-Adviser been able to choose the broker or dealer to be utilized.

By directing a portion of the Fund's generated brokerage commissions, the Adviser or Sub-Adviser may not be in a position to negotiate brokerage commissions on the Fund's behalf with respect to transactions effected by the directed broker or dealer, to freely negotiate commission rates or spreads on the basis of the list price and execution, or to commingle or "bunch" orders for purposes of execution with orders for the same securities for other accounts managed by the Adviser or Sub-Advisor. In cases where the Fund has instructed the Adviser or Sub-Adviser to direct brokerage to a particular broker or dealer, orders for the Fund may be placed after brokerage orders for accounts that do not impose such restrictions.

The Fund may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the Distributor and the Fund expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Adviser or Sub-Adviser may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's or the Trust's expenses. In addition, the Adviser or Sub-Adviser may place orders for the purchase or sale of Fund securities with qualified broker-dealers that refer prospective shareholders to the Fund. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") and subject to seeking best execution and such other policies as the Board of Trustees may determine, the Advisers may consider sales of the Fund's shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

The Trust's Board of Trustees, the Adviser, the Sub-Adviser and the Distributor have each adopted a Code of Ethics pursuant to rule 17j-1 of the 1940 Act governing personal trading by persons who manage, or who have access to, trading activity by the Fund. The Codes of Ethics allow trades to be made in securities that may be held by the Fund. However, they prohibit a person from taking advantage of Fund trades or from acting on inside information. In addition, the Trust's Board of Trustees reviews and approves the codes of ethics of the Adviser, Sub-Adviser and Distributor and any material amendments thereto. The Board also reviews annual reports on issues raised under the Adviser's, Sub-Adviser's and Distributor's codes of ethics during the previous year.

For the fiscal year and periods ended March 31, 2001, 2002 and 2003, the Fund listed below paid brokerage fees noted in the table below.

================================================================================

Fund                                          Total Amount of Brokerage
                                                  Commissions Paid
                                  ----------------------------------------------
                                      2001             2002              2003
------------------------------------------------- --------------- --------------
PBHG Emerging Markets Fund              *               *                 *
================================================= =============== ==============

=========================================================================================================================

FUND                                      AGGREGATE DOLLAR AMOUNT AND PERCENT OF TOTAL     PERCENT OF AGGREGATE AMOUNT OF
                                                           AMOUNT OF                       TRANSACTIONS INVOLVING PAYMENT
                                                  BROKERAGE COMMISSIONS PAID                     OF COMMISSIONS TO SEI
                                              TO SEI INVESTMENT DISTRIBUTION CO.              INVESTMENT DISTRIBUTION CO.
                                        ---------------------------------------------------------------------------------
                                             2001            2002             2003                     2003
-------------------------------------------------------------------------------------------------------------------------
PBHG Emerging Markets Fund                    *                *               *                        *
=========================================================================================================================

* Not in operation during the period.


PROXY VOTING. The Trust's Board of Trustees has adopted Proxy Voting Guidelines (the "Guidelines") in accordance with Rule 30b1-4 under the 1940 Act. The Guidelines are attached to this Statement of Additional Information as Exhibit
A. In general, the Guidelines seek to vote proxies in a manner that maximizes the value of the Funds' investments. The Guidelines generally assign proxy voting responsibilities for each Fund to the investment adviser or sub-adviser responsible for the management of such Fund. If an investment adviser or sub-adviser to a Fund that invests in voting securities does not have a proxy voting policy that complies with the relevant portions of Rule 30b1-4 and the separate proxy voting rule under the Investment Advisers Act of 1940, that adviser will be required to follow the Trust's Guidelines. Attached as Exhibit B to this Statement of Additional Information are the proxy voting policies for the adviser and those sub-advisers of the Trust that have such a policy.


                              DESCRIPTION OF SHARES

The Trust may issue an unlimited number of shares for the Fund and may create additional portfolios and additional Classes of the Trust. Each share of the Fund represents an equal proportionate interest in the Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Fund available for distribution to shareholders. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any Fund and all assets in which such consideration is invested would belong to that Fund and would be subject to the liabilities related thereto.

                                  VOTING RIGHTS

Each share held entitles a shareholder to one vote for each dollar of net asset value of shares held by the shareholder. Shareholders of each fund of the Trust will vote separately on matters relating solely to it, such as approval of advisory agreements and changes in fundamental policies, and matters affecting some but not all funds will be voted on only by shareholders of the affected funds. Shareholders of all funds of the Trust will vote together in matters affecting the Trust generally, such as the election of Trustees or selection of accountants. Shareholders of any particular Class of the Trust will vote separately on matters relating solely to such Class and not on matters relating solely to any other Class or Classes of the Trust. The Trust is not required to hold annual meetings of shareholders but shareholder approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. The Trust Agreement provides that the Trustees of the Trust shall hold office during the existence of the Trust, except as follows: (a) any Trustee may resign or retire; (b) any Trustee may be removed by a vote of at least two-thirds of the outstanding shares of the Trust at a meeting, or at any time by written instrument signed by at least two-thirds of the Trustees and specifying when such removal becomes effective; (c) any Trustee who has become incapacitated and is unable to serve may be removed by a written instrument signed by a majority of the Trustees; or (d) any Trustee who has died shall be terminated upon the date of his death.

Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations; however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Agreement and Declaration of Trust and the By-Laws (the "Governing Instruments") provide for indemnification out of the property of a fund for all losses and expenses of any shareholder of such fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a fund would be unable to meet its obligations and the complaining party was held not to be bound by the liability disclaimer.

The Governing Instruments provide indemnification for current and former trustees, officers, employees and agents of the Trust to the fullest extent permitted by Delaware law and other applicable law. Trustees of the Trust may be personally liable to the Trust and its shareholders by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties or by reason of reckless disregard of their duties as trustees.

                       PURCHASES AND REDEMPTIONS OF SHARES

Purchases and redemptions may be made on any day on which the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of the Fund are offered on a continuous basis.

PURCHASES

You may purchase PBHG Class and Advisor Class shares of the Fund directly through DST Systems, Inc., the Trust's Transfer Agent. You may also purchase such shares through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Fund. Such financial institutions may charge you a fee for this service in addition to the Fund's NAV. Shares of the Fund are offered only to residents of states in which such shares are eligible for purchase.

You may place orders by mail, wire or telephone. If market conditions are extraordinarily active, or if severe weather or other emergencies exist, and you experience difficulties placing orders by telephone, you may wish to consider placing your order by other means, such as mail or overnight delivery.

Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expenses for acting upon wire instructions, or telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

The Fund reserves the right to reject any purchase order or to suspend or modify the continuous offering of its shares. For example, the investment opportunities for small or medium capitalization companies may from time to time be more limited than those in other sectors of the stock market. Therefore, in order to retain adequate investment flexibility, the Adviser may from time to time recommend to the Board of Trustees of the Trust that the Fund which invests extensively in such companies indefinitely discontinue the sale of its shares to new investors (other than Trustees, officers and employees of the Adviser, the sub-adviser and each of their affiliated companies). In such event, the Board of Trustees would determine whether such discontinuance is in the best interests of the applicable Fund and its shareholders.

MINIMUM INVESTMENT

The minimum initial investment in the Fund is $2,500 for regular accounts and $2,000 for traditional or Roth IRAs. However, investors who establish a Systematic Investment Plan, as described below, with a minimum investment of $25 per month may at the same time open a regular account or traditional or Roth IRA with any Fund with a minimum initial investment of $500. There is no minimum for subsequent investments. The Distributor may waive the minimum initial investment amount at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment. As described below, subsequent purchases through the Trust's Systematic Investment Plan must be at least $25.

INITIAL PURCHASE BY MAIL

An account may be opened by mailing a check or other negotiable bank draft payable to PBHG Funds for at least the minimum initial amount specified above for regular and IRA accounts, and a completed Account Application to PBHG FUNDS, P.O. BOX 219534, KANSAS CITY, MISSOURI 64121-9534. The Trust will not accept third-party checks, i.e., a check not payable to PBHG Funds or the Fund for initial or subsequent investments.

ADDITIONAL PURCHASES BY PHONE (TELEPHONE PURCHASE)

You may purchase additional shares by telephoning the Transfer Agent at 1-800-433-0051. THE MINIMUM TELEPHONE PURCHASE IS $1,000, AND THE MAXIMUM IS FIVE TIMES THE NET ASSET VALUE OF SHARES HELD BY THE SHAREHOLDER ON THE DAY PRECEDING SUCH TELEPHONE PURCHASE FOR WHICH PAYMENT HAS BEEN RECEIVED. The telephone purchase will be made at the offering price next computed after the receipt of the call by the Transfer Agent. Payment for the telephone purchase must be received by the Transfer Agent within seven days. If payment is not received within seven days, you will be liable for all losses incurred by the Trust as a result of the cancellation of such purchase.

INITIAL PURCHASE BY WIRE

If you have an account with a commercial bank that is a member of the Federal Reserve System, you may purchase shares of the Fund by requesting your bank to transmit funds by wire. Before making an initial investment by wire, you must first telephone 1-800-433-0051 to receive an Account Application and be assigned an account number. The Account Application must be received prior to receipt of the wire. Your name, account number, taxpayer identification number or Social Security Number, and address must be specified in the wire. All wires must be received by 4:00 p.m. Eastern Time to be effective on that day. In addition, an original Account Application should be promptly forwarded to: PBHG Funds, P.O. Box 219534, Kansas City, Missouri 64121-9534. All wires must be sent as follows:
United Missouri Bank of Kansas City, N.A.; ABA #10-10-00695; for Account Number 98705-23469; Further Credit: [name of Fund, your name, your social security number or tax id number and your assigned account number].

ADDITIONAL PURCHASES BY WIRE

Additional investments may be made at any time through the wire procedures described above, which must include your name and account number. Your bank may impose a fee for investments by wire.

PURCHASE BY ACH

If you have made this election, shares of the Fund may be purchased via Automated Clearing House ("ACH"). Investors purchasing via ACH should complete the bank information section on the Account Application and attach a voided check or deposit slip to the Account Application. This option must be established on your account at least 15 days prior to your initiating an ACH transaction. The maximum purchase allowed through ACH is $100,000.

GENERAL INFORMATION REGARDING PURCHASES

A purchase order will be effective as of the day received by the Transfer Agent if the Transfer Agent receives sufficient information to execute the order and receives payment before 4:00 p.m. Eastern Time. Payment may be made by check or readily available funds. You may purchase shares of the Fund directly through the Trust's transfer agent. The price per share you will pay to invest in the Fund is its net asset value per share (NAV) next calculated after the transfer agent or other authorized representative accepts your order. Purchases will be made in full and fractional shares of the Fund calculated to three decimal places. The Trust will not issue certificates representing shares of the Fund.

In order for your purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 4:00 p.m. Eastern Time for the Fund and (ii) promptly transmit the order to the Transfer Agent. See "Determination of Net Asset Value" below. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the Transfer Agent so that you may receive the same day's net asset value.

If a check received for the purchase of shares does not clear, the purchase will be canceled, and you could be liable for any losses or fees incurred by the Trust. The Trust reserves the right to reject a purchase order when the Trust determines that it is not in the best interests of the Fund or its shareholders to accept such an order.

REDEMPTIONS

Redemption orders received by the Transfer Agent prior to 4:00 p.m. Eastern Time on any Business Day will be effective that day. The redemption price of shares is the net asset value per share of the Fund next determined after the redemption order is effective. Payment of redemption proceeds will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) or by ACH will be forwarded only upon collection of payment for such shares; collection of payment may take up to 15 days from the date of purchase.

You may also redeem shares of the Fund through certain broker-dealers and other financial institutions at which you maintain an account. Such financial institutions may charge you a fee for this service.

In order for your redemption order to be effective on the day you place your redemption order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 4:00 p.m. Eastern Time for the Fund and (ii) promptly transmit the order to the Transfer Agent. See "Determination of Net Asset Value" below. The financial institution is responsible for promptly transmitting redemption orders to the Transfer Agent so that your shares are redeemed at the same day's net asset value per share.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Each PBHG Fund portfolio has made an election pursuant to Rule 18f-1 under the 1940 Act by which such Fund has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (1) $250,000 or (2) one percent of the net asset value of the Fund at the beginning of such 90-day period. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions and will be exposed to market risk until the securities are converted to cash. In addition, in-kind distributions may include illiquid securities which shareholders may be unable to dispose of at the time or price desired.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator, Sub-Administrator, the Transfer Agent and/or the Custodian are not open for business.

You may receive redemption payments in the form of a check or by Federal Reserve wire or ACH transfer.

BY MAIL

There is no charge for having a check for redemption proceeds mailed to you.

BY TELEPHONE

Redemption orders may be placed by telephone, provided that this option has been selected. Shares held in IRA accounts are not eligible for this option and must be redeemed by written request. Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If reasonable procedures are not employed, the Trust and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions.

If market conditions are extraordinarily active, or other extraordinary circumstances exist and you experience difficulties placing redemption orders by telephone, you may wish to consider placing your order by other means, such as mail or overnight delivery. The Trust will not accept redemption requests for an amount greater than $50,000 by telephone instruction, except for cases where the proceeds of the redemption request are transmitted by Federal wire to a pre-established checking account. Such redemption requests must be received in writing and be signature guaranteed.

BY WIRE

The Transfer Agent will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot receive proceeds from redemptions of shares of the Fund by Federal Reserve wire on federal holidays restricting wire transfers.

BY ACH

The Trust does not charge for ACH transactions; however, proceeds from such transactions will not be posted to your bank account until the second Business Day following the transaction. In order to process a redemption by ACH, banking information must be established on your account at least 15 days prior to initiating a transaction. A voided check or deposit slip must accompany requests to establish this option.

REDEMPTION FEES

The PBHG Emerging Markets Fund charges a redemption fee on redemptions of shares held less than 90 days. See the Prospectus for details of the redemption fee.

SIGNATURE GUARANTEES

A signature guarantee is a widely accepted way to protect you by verifying the signature on certain redemption requests. The Fund requires medallion signature guarantees to be provided in the following circumstances: (1) written requests for redemptions in excess of $50,000; (2) all written requests to wire redemption proceeds; (3) redemption requests that provide that the redemption proceeds should be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account; and (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner; (6) written requests to add telephone exchange and telephone redemption options to an account; and (7) changes in previously designated wiring instructions. These requirements may be waived or modified upon notice of shareholders. See the prospectus for a list of the types of entities that offer medallion signature guarantees. The Trust does not accept signature guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

SHAREHOLDER INQUIRIES AND SERVICES OFFERED

If you have any questions about the Fund or the shareholder services described below, please call the Trust at 1-800-433-0051. Written inquiries should be sent to DST SYSTEMS, INC., P.O. BOX 219534, KANSAS CITY, MISSOURI 64121-9534. The Trust reserves the right to amend the shareholder services described below or to change the terms or conditions relating to such services upon 60 days' notice to shareholders. You may, however, discontinue any service you select, provided that with respect to the Systematic Investment and Systematic Withdrawal Plans described below, the Trust's Transfer Agent receives your notification to discontinue such service(s) at least ten (10) days before the next scheduled investment or withdrawal date.

SYSTEMATIC INVESTMENT AND SYSTEMATIC WITHDRAWAL PLANS

For your convenience, the Trust provides plans that enable you to add to your investment or withdraw from your account(s) with a minimum of paperwork. You can utilize these plans by simply completing the appropriate section of the Account Application.

(1) SYSTEMATIC INVESTMENT PLAN. The Systematic Investment Plan is a convenient way for you to purchase shares in the Fund at regular monthly or quarterly intervals selected by you. The Systematic Investment Plan enables you to achieve dollar-cost averaging with respect to investments in the Fund despite their fluctuating net asset values through regular purchases of a fixed dollar amount of shares in the Fund. Dollar-cost averaging brings discipline to your investing. Dollar-cost averaging results in more shares being purchased when the Fund's net asset value is relatively low and fewer shares being purchased when the Fund's net asset value is relatively high, thereby helping to decrease the average price of your shares. Investors who establish a Systematic Investment

Plan may open an account with a minimum balance of $500. Through the Systematic Investment Plan, shares are purchased by transferring monies (minimum of $25 per transaction per Fund) from your designated checking or savings account. Your systematic investment in the Fund designated by you will be processed on a regular basis at your option beginning on or about either the first or fifteenth day of the month or quarter you select. This Systematic Investment Plan must be established on your account at least 15 days prior to the intended date of your first systematic investment.

(2) SYSTEMATIC WITHDRAWAL PLAN. The Systematic Withdrawal Plan provides a convenient way for you to receive current income while maintaining your investments in the Fund. The Systematic Withdrawal Plan permits you to have payments of $50 or more automatically transferred from your account(s) in the Fund to your designated checking or savings account on a monthly, quarterly, or semi-annual basis. The Systematic Withdrawal Plan also provides the option of having a check mailed to the address of record for your account. In order to start this Plan, you must have a minimum balance of $5,000 in any account using this feature. Your systematic withdrawals will be processed on a regular basis beginning on or about either the first or fifteenth day of the month, quarter or semi-annual period you select.

EXCHANGE PRIVILEGES

Once payment for your shares has been received (i.e., an account has been established) and your payment has been converted to Federal funds, you may exchange some or all of your Fund shares for the same Class of shares of the other funds of the Trust currently available to the public. However, you are limited for four (4) exchanges annually from such fund to the Cash Reserves Fund. Exchanges are made at net asset value. The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon sixty (60) days' notice. Exchanges will be made only after proper instructions in writing or by telephone are received for an established account by the Transfer Agent.

The exchange privilege may be exercised only in those states where the shares of the new Fund may legally be sold.

TAX-SHELTERED RETIREMENT PLANS

A variety of retirement plans, including IRAs, SEP-IRAs, 401(a) Keogh and corporate money purchase pension and profit sharing plans, and 401(k) and 403(b) plans are available to investors in the Fund.

(1) TRADITIONAL IRAS. You may save for your retirement and shelter your investment income from current taxes by either: (a) establishing a new traditional IRA; or (b) "rolling-over" to the Trust monies from other IRAs or lump sum distributions from a qualified retirement plan. If you are between 18 and 70 1/2 years of age, you can use a traditional IRA to invest up to $2,000 per year of your earned income in the Fund. You may also invest up to $2,000 per year in a spousal IRA if your spouse has no earned income. There is a $10.00 annual maintenance fee charged to traditional IRA investors. If you maintain IRA accounts in more than one Fund of the Trust, you will only be charged one fee. This fee can be prepaid or will be debited from your account if not received by the announced deadline. Please see the information below for changes to the annual contribution limit.

(2) ROTH IRAS. Roth IRAs are similar to traditional IRAs in many respects and provide a unique opportunity for qualifying individuals to accumulate investment earnings tax-free. Contributions to Roth IRAs are not tax-deductible (while contributions to traditional IRAs may be), however, if you meet the distribution requirements, you can withdraw your investments without paying any taxes on the earnings. In addition to establishing a new Roth IRA, you may be eligible to convert a traditional IRA into a Roth IRA. Maintenance fees charged for Roth IRAs are similar to those for traditional IRAs.

On June 7, 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 was signed into law and makes significant changes to the annual contribution limits. The current $2,000 annual contribution limit that applies to Traditional and Roth IRAs will increase gradually from $3,000 in 2002 to $5,000 in 2008. After 2008, the limit will be adjusted for inflation in $500 increments.

Traditional and Roth IRA Contribution Limits:


                               [GRAPHIC OMITTED]


               Tax Years                     Max. Annual Contribution
               ---------                     ------------------------
                 2001                                 $2,000
              2002-2004                               $3,000
              2005-2007                               $4,000
                 2008                                 $5,000
              2009-2010                        Indexed to Inflation

                               [GRAPHIC OMITTED]

The new tax law will permit individuals age 50 and over to make catch-up contributions to IRAs as follows:

                               [GRAPHIC OMITTED]

                               [GRAPHIC OMITTED]



                     Year                             Limit
                     ----                             -----
                   2002-2005                          $500
                   2006-2010                         $1,000

                               [GRAPHIC OMITTED]


The annual maximum IRA contribution must be made before annual catch-up contributions are made.

(3) SEP-IRAS. If you are a self-employed person, you can establish a Simplified Employee Pension Plan ("SEP-IRA"). A SEP-IRA is designed to provide persons with self-employed income (and their eligible employees) with many of the same tax advantages as a Keogh, but with fewer administrative requirements.

(4) 401(A) KEOGH AND CORPORATE RETIREMENT PLANS. Both a prototype money purchase pension plan and a profit sharing plan, which may be used alone or in combination, are available for self-employed individuals and their partners and corporations to provide tax-sheltered retirement benefits for individuals and employees.

(5) 401(K) PLANS. Through the establishment of a 401(k) plan by a corporation of any size, employees can invest a portion of their wages in the Fund on a tax-deferred basis in order to help them meet their retirement needs.

(6) 403(B) PLANS. Section 403(b) plans are custodial accounts which are available to employees of most non-profit organizations and public schools.

OTHER SPECIAL ACCOUNTS

The Trust also offers the following special accounts to meet your needs:

(1) COVERDELL EDUCATION SAVINGS ACCOUNTS ("ESAS) (FORMERLY EDUCATION IRAS). For taxable years beginning after December 31, 1997, Education IRAs were created exclusively for the purpose of paying qualified higher education expenses of designated beneficiaries. The contribution limit that applies to ESAs (formerly Education IRAs) will increase to $2,000 starting in 2002, and in addition to college expenses, amounts may be used for elementary and secondary education expenses, including expenses incurred in the purchase of a computer system, educational software and Internet access for a child. The phase-out range for married couples filing a joint return for making contributions to these plans has been raised to adjusted gross income between $190,000 and $220,000. Like traditional and Roth IRAs, ESAs provide an opportunity for your investment to grow tax-free until distributed. Contributions to an ESA are not tax deductible, however, but withdrawals can be made tax-free if used to pay eligible education expenses. Contributions to an ESA can be made on behalf of a child under age 18. There is a $7.00 annual maintenance fee charged to ESAs. The fee can be prepaid or will be deducted from your account if not received by the announced deadline.

(2) UNIFORM GIFT TO MINORS/UNIFORM TRANSFERS TO MINORS. By establishing a Uniform Gift to Minors Account/Uniform Transfers to Minors Account with the Trust you can build a fund for your children's education or a nest egg for their future and, at the same time, potentially reduce your own income taxes.

(3) CUSTODIAL AND FIDUCIARY ACCOUNTS. The Trust provides a convenient means of establishing custodial and fiduciary accounts for investors with fiduciary responsibilities.

For further information regarding any of the above retirement plans and accounts, please call toll free at 1-800-433-0051. Retirement investors may, however, wish to consult with their own tax counsel or adviser.

MINIMUM ACCOUNT SIZE

Due to the relatively high cost of maintaining smaller accounts, the Trust will impose an annual $12.00 minimum account charge and reserves the right to redeem shares in any non-retirement account if, as the result of redemptions, the value of any account drops below the minimum initial investment amount, specified above, for the Fund. See "Minimum Investment" and "Systematic Investment and Systematic Withdrawal Plans" for minimum investments. You will be allowed at least 60 days, after notice from the Trust, to make an additional investment to bring your account value up to at least the applicable minimum account size before the annual $12.00 minimum account fee is charged and/or the redemption of a non-retirement account is processed. The applicable minimum account charge will be imposed annually on any such account until the account is brought up to the applicable minimum account size.

                        DETERMINATION OF NET ASSET VALUE


The purchase and redemption price of the PBHG and Advisor Class shares of the Fund is equal to its NAV attributable to such class. The Fund calculates the NAV for each of its share classes by subtracting the liabilities from the total assets attributable to a class and dividing the result by the total number of shares outstanding of such a class. Net asset value per share is determined daily, normally as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on any Business Day. Once the Fund reaches a certain asset size, its net asset value per share will be listed under PBHG in the mutual fund section of most major daily newspapers, including The Wall Street Journal.


The securities of the Fund are valued by the Sub-Administrator. The Sub-Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

Fund securities listed on an exchange are valued at the last sales price. Fund securities quoted on a national market system are valued at the official closing price, or if there is none at, the last sales price. Other securities are quoted at the last bid price. In the event a listed security is traded on more than one exchange, it is valued at the last sale price on the exchange on which it is principally traded. If there are no transactions in a security during the day, it is valued at the most recent bid price. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations are valued at amortized cost. Securities and other assets held by the Trust for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

                                      TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or their shareholders. Accordingly, you are urged to consult your tax advisors regarding specific questions as to federal, state and local income taxes.

FEDERAL INCOME TAX

The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other funds. Each Fund intends to continue to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. In order to qualify for treatment as a RIC under the Code, the Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement"). In addition to the Distribution Requirement, the Fund must meet several other requirements. Among these requirements are the following: (i) the Fund must derive at least 90% of its gross income in each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts derived with respect to the Fund's business of investing in such stock, securities or currencies) (the "Income Requirement"); (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and securities of other issuers, with such securities of other issuers limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses ((ii) and (iii) collectively, the "Asset Diversification Test").

For purposes of the Asset Diversification Test, it is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or foreign government backing the particular currency. Consequently, the Fund may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its trading in forward foreign currency exchange contracts in order to stay within the limits of the Asset Diversification Test.

For purposes of the Income Requirement, foreign currency gains (including gains from options, futures or forward contracts on foreign currencies) that are not "directly related" to the Fund's principal business may, under regulations not yet issued, be excluded from qualifying income.

If the Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates on its net investment income and net capital gain without any deductions for amounts distributed to shareholders. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of that Fund's current and accumulated earnings and profits and such distributions will generally be included in the qualified dividend income of individual and other noncorporate shareholders and be eligible for the dividends-received deduction.

PORTFOLIO DISTRIBUTIONS

Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that calendar year, plus certain other amounts. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax.

Treasury regulations permit a RIC in determining its investment company taxable income and undistributed net capital gain for any taxable year to elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

The Fund will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will generally be taxable to shareholders as ordinary income whether received in cash or in additional shares. Dividends paid to individual and other noncorporate shareholders will be treated as qualified dividend income (subject to tax at a maximum rate of 15%) to the extent of the dividends received by the Fund in any taxable year from domestic corporations and certain qualified foreign corporations. However, if the qualified dividends received by the Fund are 95% (or more) of the Fund's gross income (exclusive of any net capital gain) in any taxable year, then all of the ordinary income dividends paid by the Fund for that taxable year will be treated as qualified dividend income. Dividends paid to corporate shareholders will qualify for the dividends-received deduction only to the extent of the dividends received by the Fund in any taxable year from domestic corporations. Any net capital gains realized by the Fund will be distributed annually as capital gain dividends and will be taxed to shareholders as long-term capital gains, regardless of how long the shareholder has held shares and regardless of whether the distributions are received in cash or in additional shares. The Fund will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends constituting qualified dividend income, the amount of dividends eligible for the dividends-received deduction and the amount of capital gain dividends.

Certain debt securities purchased by the Fund (such as U.S. Treasury STRIPS, defined in "Glossary of Permitted Investments" below) are sold with original issue discount and thus do not make periodic cash interest payments. The Fund will be required to include as part of its current net investment income the accrued discount on such obligations for purposes of the distribution requirement even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser or sub-adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly by the Fund and may be exempt, depending on the state, when received by a shareholder as income dividends from the Fund provided certain state-specific conditions are satisfied. Not all states permit such income dividends to be tax exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. The Fund will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. You should consult your tax advisor to determine whether any portion of the income dividends received from the Fund is considered tax exempt in your particular state.

Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year, if paid by the Fund at any time during the following January.

WITHHOLDING

In certain cases, the Fund will be required to withhold, and remit to the U.S. Treasury, 28% of any distributions paid to a shareholder who (i) has failed to provide a correct taxpayer identification number, (ii) is subject to backup withholding by the Internal Revenue Service, or (iii) has not certified to the Fund that such shareholder is not subject to backup withholding.

REDEMPTION OR EXCHANGE OF SHARES

Upon a redemption or exchange of shares, a shareholder will recognize a taxable gain or loss depending upon his or her basis in the shares. Unless the shares are disposed of as part of a conversion transaction, such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss recognized by a shareholder on the sale of Fund shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

Any loss recognized on a sale or exchange will be disallowed under the wash sale rules to the extent that Fund shares are sold and replaced within the 61-day period beginning 30 days before and ending 30 days after the disposition of such shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Shareholders should particularly note that this loss disallowance rule applies even where shares are automatically replaced under the dividend reinvestment plan.

INVESTMENT IN FOREIGN FINANCIAL INSTRUMENTS

Under Code Section 988, gains or losses from certain foreign currency forward contracts or fluctuations in currency exchange rates will generally be treated as ordinary income or loss. Such Code Section 988 gains or losses will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gains. Additionally, if Code
Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to pay any ordinary income dividends, and any such dividends paid before the losses were realized, but in the same taxable year, would be recharacterized as a return of capital to shareholders, thereby reducing the tax basis of Fund shares.

HEDGING TRANSACTIONS

Some of the forward foreign currency exchange contracts, options and futures contracts that the Fund may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss.

Generally, the hedging transactions in which the Fund may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Fund (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Transactions that may be engaged in by the Fund (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under section 1259 of the Code if the Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, the Fund will be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

Because application of the straddle, conversion transaction and constructive sale rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle or investment positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such transactions.

Requirements relating to the Fund's tax status as a RIC may limit the extent to which the Fund will be able to engage in transactions in options and futures contracts.

STATE TAXES

Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes.

FOREIGN SHAREHOLDERS

Dividends from the Fund's investment company taxable income and distributions constituting returns of capital paid to a nonresident alien individual, a foreign trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") generally will be subject to U.S. withholding tax at a rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from the Fund's Foreign Tax Credit Election, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign taxes treated as having been paid by them.

A foreign shareholder generally will not be subject to U.S. taxation on gain realized upon the redemption or exchange of shares of the Fund or on capital gain dividends. In the case of a foreign shareholder who is a nonresident alien individual, however, gain realized upon the sale or redemption of shares of the Fund and capital gain dividends ordinarily will be subject to U.S. income tax at a rate of 30% (or lower applicable treaty rate) if such individual is physically present in the U.S. for 183 days or more during the taxable year and certain other conditions are met. In the case of a foreign shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. federal income tax at a rate of 31% unless proper notification of such shareholder's foreign status is provided (however, this rate is reduced to 30.5% after August 6, 2001 and further reduced in phases to 28% for years 2006 and thereafter under The Economic Growth and Tax Relief Reconciliation Act of 2001).

Notwithstanding the foregoing, if distributions by the Fund are effectively connected with a U.S. trade or business of a foreign shareholder, then dividends from such Fund's investment company taxable income, capital gains, and any gains realized upon the sale of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens or domestic corporations.

Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

MISCELLANEOUS CONSIDERATIONS

The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on July 15, 2003. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Prospective shareholders are encouraged to consult their tax advisors as to the consequences of these and other U.S., state, local, and foreign tax rules affecting investments in the Fund.

                             PERFORMANCE ADVERTISING

From time to time, the Fund may advertise its yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. Yield refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

The Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.) or by financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs and other investment alternatives. The Fund may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Fund may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

The Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

The performance of the Fund's Advisor Class shares will be lower than that of the Fund's PBHG Class shares because of the additional Rule 12b-1 shareholder servicing expenses charged to Advisor Class shares.

                              COMPUTATION OF YIELD

                  Yield quotations for the Fund are based on a 30-day period. As a new fund, the Fund does not yet have yield information.

                  The Fund's current yield is computed using the following formula:

                  YIELD  = 2[( a - b + 1) 6 - 1]
                               -----
                                cd

                  Where:

                  a = dividends and interest earned during the period

                  b = expenses accrued for the period (net of reimbursements)

                  c = the average daily number of shares outstanding during the period that were entitled to receive dividends

                  d = the maximum offering price per share on the last day of the period.

                           CALCULATION OF TOTAL RETURN

From time to time, the Fund may advertise its total returns. The total return refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date). In particular, average annual total return will be calculated according to the following formulas.

AVERAGE ANNUAL TOTAL RETURN (BEFORE TAXES) QUOTATION

The Fund's average annual total return (before taxes) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It does NOT reflect the deduction of federal income taxes on distributions or redemption proceeds. Average annual total returns (before taxes) are calculated by determining the growth or decline in value of a hypothetical investment in the Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (before taxes) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its average annual total returns (before taxes) into income results and capital gains or losses.

The standard formula for calculating average annual total return (before taxes) is:

                              P(1+T)n = ERV, where

         P  = a hypothetical initial payment of $1,000;
         T  = average annual total return (before taxes);
         n  = number of years; and
        ERV = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10- year periods, (or since inception, if applicable) at the end of the 1-, 5-, or 10-year periods (or since inception, if applicable), before taxes.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS) QUOTATION

The Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in the Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

The standard formula for calculating average annual total return (after taxes on distributions) is:

                              P(1+T)n = ATVD, where

          P     =  a hypothetical initial payment of $1,000;
          T     =  average annual total return (after taxes on distributions);
          n     =  number of years; and
          ATVD  =  ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods (or since inception, if applicable) at the end of the 1-, 5- or 10 year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.


The after-tax returns assume all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on the Fund's distributions are calculated by applying to each component of the distribution (E.G., ordinary income, short-term capital gain, long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.


AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION) QUOTATION

The Fund's average annual total return (after taxes on distributions and redemption) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and redemption proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in the Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                 P(1+T)n = ATVDR

      P      =  a hypothetical initial payment of $1,000;
      T      =  average annual total return (after taxes on distributions and redemption);
      n      =  number of years; and
      ATVDR  =  ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year period (or since inception, if applicable) at the end of the 1-, 5-, or 10-year periods (or since inception, if applicable), after taxes on fund distributions and redemption.


The after-tax returns assume all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on the Fund's distributions are calculated by applying to each component of the distribution (E.G., ordinary income, short-term capital gain, long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.


The ending values for each period are determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (E.G., short-term or long-term) in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The calculations assume that a shareholder may deduct all capital losses in full.

The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

The amount and character of capital gain or loss upon redemption is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

Average annual total returns for the Fund are shown below. Aggregate total returns for the Fund since inception are also shown below.

TOTAL RETURN AS OF MARCH 31, 2003 BEFORE TAXES

================================= ============================================================== ===================
                                                                                                  Aggregate Total
                                                                                                    Return as of
Fund                                    Average Annual Total Return as of March 31, 2003           March 31, 2003
--------------------------------- -------------------------------------------------------------- -------------------
                                    One Year     Five Year       Ten Year      Since Inception    Since Inception
--------------------------------- ------------- ------------- --------------- ------------------ -------------------
PBHG Emerging Markets Fund              *             *              *                 *                  *
================================= ============= ============= =============== ================== ===================


                          TOTAL RETURN AS OF MARCH 31, 2003 AFTER TAXES ON DISTRIBUTIONS

================================ ============================================================== ===================
                                                                                                 Aggregate Total
                                                                                                   Return as of
                                       Average Annual Total Return as of March 31, 2003           March 31, 2003
-------------------------------- ------------- ------------- --------------- ------------------ -------------------
                                   One Year     Five Year       Ten Year      Since Inception    Since Inception
-------------------------------- ------------- ------------- --------------- ------------------ -------------------
PBHG Emerging Markets Fund2           *             *              *                 *                  *
================================ ============= ============= =============== ================== ===================

              TOTAL RETURN AS OF MARCH 31, 2003 AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES

=============================== =============================================================== ===================
                                                                                                 Aggregate Total
                                                                                                   Return as of
                                       Average Annual Total Return as of March 31, 2003           March 31, 2003
------------------------------- --------------------------------------------------------------- -------------------
                                  One Year       Five Year       Ten Year     Since Inception    Since Inception
------------------------------- -------------- -------------- --------------- ----------------- -------------------
PBHG Emerging Markets Fund            *              *              *                *                  *
=============================== ============== ============== =============== ================= ===================

* The Fund was not in operation for the period.

Quotations of total return, which are not annualized, represent historical earnings and asset value fluctuations. Total return is based on past performance and is not a guarantee of future results.

                              FINANCIAL STATEMENTS

Financial statements for the Fund are not included in this statement of additional information as the Fund is new.

                                 CREDIT RATINGS

MOODY'S INVESTORS SERVICE, INC.

                                      PREFERRED STOCK RATINGS

aaa              An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.
aa               An issue which is rated "aa" is considered a high-grade
                 preferred stock. This rating indicates that there is a
                 reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.
a                An issue which is rated "a" is considered to be an
                 upper-medium-grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.
baa              An issue that which is rated "baa" is considered to be a
                 medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.
ba               An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured.
                 Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.
b                An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.
caa              An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.
ca               An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little
                 likelihood of eventual payments.
c                This is the lowest-rated class of preferred or preference
                 stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.
plus (+) or      Moody's applies numerical modifiers 1, 2, and 3 in each rating
minus (-)        classifications "aa" through "bb" The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                       DEBT RATINGS - TAXABLE DEBT & DEPOSITS GLOBALLY

Aaa Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa               Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective
                 elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A                Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade
                 obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa              Bonds which are rated "Baa" are considered as medium-grade obligations, (i.e., they are neither highly protected nor
                 poorly secured). Interest payments and principal security
                 appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba               Bonds which are rated "Ba" are judged to have speculative
                 elements; their future cannot be considered as well-assured.
                 Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B                Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal
                 payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa              Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca               Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C                Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Con.(...)        (This rating applies only to U.S. Tax-Exempt Municipals)
                 Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of the condition.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM PRIME RATING SYSTEM - TAXABLE DEBT & DEPOSITS GLOBALLY

Moody's short-term issue ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1          Issuers rated Prime-1 (or supporting institution) have a
                 superior ability for repayment of senior short-term debt
                 obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
                 Leading market positions in well-established industries.
                 High rates of return on funds employed.
                 Conservative capitalization structure with moderate reliance on debt and ample asset protection.
                 Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
                 Well-established access to a range of financial markets and assured sources of alternate liquidity.
Prime-2          Issuers rated Prime-2 (or supporting institutions) have a
                 strong ability for repayment of senior short-term debt
                 obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still
                 appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
Prime 3          Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term
                 obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high
                 financial leverage. Adequate alternate liquidity is maintained.
Not Prime        Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATINGS SERVICES

LONG-TERM ISSUE CREDIT RATINGS

Issue credit ratings are based, in varying degrees, on the following considerations:

1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

2. Nature of and provisions of the obligation;

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA An obligation rated `AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.
BBB An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated `BB', `B', `CCC' , `CC' and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.
B An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.
CCC An obligation rated `CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.
CC An obligation rated `CC' is currently highly vulnerable to nonpayment.
C A subordinated debt or preferred stock obligation rated `C' is currently highly vulnerable to nonpayment. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A `C' will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.
D An obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Plus (+) or minus (-): The ratings from `AA' to `CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT-TERM ISSUE CREDIT RATINGS

A-1 A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
A-2 A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3 A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
B A short-term obligation rated `B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.
C A short-term obligation rated `C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D A short-term obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH RATINGS

INTERNATIONAL LONG-TERM CREDIT RATINGS

INVESTMENT GRADE

AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
B Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
CCC,CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.
DDD,DD,D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "D" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

                 Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

F1               Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+"
                 to denote any exceptionally strong credit feature.
F2               Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
F3               Fair credit quality. The capacity for timely payment of
                 financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.
B                Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.
C                High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a
                 sustained, favorable business and economic environment.
D                Default.  Denotes actual or imminent payment default.

NOTES

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, to categories below `CCC', or to short-term ratings other than `F1'.

Fitch uses the same ratings for municipal securities as described above for Institutional short-Term Credit Ratings.

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER __, 2003

                                     TRUST:
                                   PBHG FUNDS

                                      FUND:
                           PBHG EMERGING MARKETS FUND


                                    CLASSES:
                               CLASS A AND CLASS C



                               INVESTMENT ADVISER:
                        PILGRIM BAXTER & ASSOCIATES, LTD.


                             SUB-INVESTMENT ADVISER:
                         ACADIAN ASSET MANAGEMENT, INC.

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of PBHG Funds (the "Trust" or "Registrant") and the Class A and Class C shares of the Fund named above. It should be read in conjunction with the current Prospectus for the Class A and Class C shares of the Fund. The Prospectus dated November __, 2003 may be obtained without charge by calling 1-800-433-0051.

                                TABLE OF CONTENTS

                                                                           PAGE


THE TRUST.....................................................................2
DESCRIPTION OF PERMITTED INVESTMENTS..........................................3
INVESTMENT LIMITATIONS.......................................................25
TRUSTEES AND OFFICERS OF THE TRUST...........................................29
5% AND 25% SHAREHOLDERS......................................................34
THE ADVISER..................................................................35
THE SUB-ADVISER..............................................................36
THE DISTRIBUTOR..............................................................37
THE ADMINISTRATOR AND SUB-ADMINISTRATOR......................................38
OTHER SERVICE PROVIDERS......................................................39
PORTFOLIO TRANSACTIONS.......................................................40
DESCRIPTION OF SHARES........................................................42
VOTING RIGHTS................................................................42
PURCHASES, REDEMPTIONS AND PRICING OF SHARES.................................43
DETERMINATION OF NET ASSET VALUE.............................................56
TAXES    ....................................................................57
PERFORMANCE ADVERTISING......................................................62
COMPUTATION OF YIELD.........................................................62
CALCULATION OF TOTAL RETURN..................................................63
FINANCIAL STATEMENTS.........................................................67
CREDIT RATINGS...............................................................68

                                    THE TRUST

The Trust is an open-end management investment company which was originally incorporated in Delaware on August 2, 1985 under the name PBHG Growth Fund, Inc. and commenced business shortly thereafter as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). On July 21, 1992, shareholders of the Trust approved an Agreement and Articles of Merger pursuant to which the Trust was reorganized and merged into a new Maryland corporation, also named PBHG Growth Fund, Inc. On September 8, 1993, the shareholders of the Trust voted to change the name of the Trust to The Advisors' Inner Circle Fund II, Inc. On May 2, 1994, the shareholders voted to change the Trust's name to The PBHG Funds, Inc. On July 16, 2001, The PBHG Funds, Inc. was reorganized as a Delaware business trust and the Trust's name changed to PBHG Funds.


The Trust currently offers nineteen (19) series portfolios, including the PBHG Emerging Markets Fund. This Statement of Additional Information relates to only the Class A and Class C of the PBHG Emerging Markets Fund (the "Fund"). The Statement of Additional Information for the other eighteen (18) funds of the Trust may be obtained without charge by calling your broker, dealer or financial advisor. Shareholders may purchase shares of the Fund through four separate classes, PBHG Class, Advisor Class (formerly the Trust Class), Class A and Class C shares, which have different distribution costs, voting rights and dividends. Except for these differences, each Class share of the Fund represents an equal proportionate interest in that Fund. See "Description of Shares." No investment in shares of the Fund should be made without first reading the Fund's Prospectus. Capitalized terms not defined in this Statement of Additional Information are defined in the Prospectus offering shares of the Fund.


Pilgrim Baxter & Associates, Ltd. ("Adviser") serves as the investment adviser to the Fund. Acadian Asset Management, Inc. ("Acadian") serves as the Fund's sub-adviser.

                      DESCRIPTION OF PERMITTED INVESTMENTS

EQUITY SECURITIES

COMMON STOCKS. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the Board.

PREFERRED STOCKS. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

GENERAL RISKS OF INVESTING IN STOCKS. While investing in stocks allows shareholders to participate in the benefits of owning a company, such shareholders must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

    o Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

    o Factors affecting an entire industry, such as increases in production costs; and

    o Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

DERIVATIVES

Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an interest rate or a market benchmark. The Fund may use derivatives to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. The Fund may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, the Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. To the extent that derivatives involve leveraging the Fund's assets, the Fund will segregate assets with its custodian to cover the leveraged position, consistent with the rules and interpretations of the Securities and Exchange Commission ("SEC") and its staff.

FUTURES CONTRACTS

A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC").

No purchase price is paid or received when the contract is entered into. Instead, the Fund upon entering into a futures contract (and to maintain that Fund's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, or other assets, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Fund expects to earn interest income on its initial and variation margin deposits.

The Fund will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to that Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

SECURITIES INDEX FUTURES CONTRACTS. Purchases or sales of securities index futures contracts may be used in an attempt to protect the Fund's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, the Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, the Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS. The Fund will not purchase or sell futures contracts unless either (i) the futures contracts are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (ii) if purchased for other than "bona fide hedging" purposes, the sum of the amounts of initial margin deposits on the Fund's existing futures contracts and premiums required to establish non-hedging positions would not exceed 5% of the liquidation value of that Fund's total assets. In instances involving the purchase of futures contracts by the Fund, an amount of cash or other liquid assets, equal to the cost of such futures contracts (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts is unleveraged. In instances involving the sale of futures contracts by the Fund, the securities underlying such futures contracts or options will at all times be maintained by that Fund or, in the case of index futures contracts, the Fund will own securities the price changes of which are, in the opinion of its Adviser or Sub-Adviser expected to replicate substantially the movement of the index upon which the futures contract is based.

For information concerning the risks associated with utilizing futures contracts, please see "Risks of Transactions in Futures Contracts Options" below.

OPTIONS

Options are contracts that give one of the parties to the contract the right to buy or sell the security that is subject to the option at a stated price during the option period, and obligates the other party to the contract to buy or sell such security at the stated price during the option period. The types of options transactions that the Fund may utilize are discussed below.

WRITING CALL OPTIONS. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

The Fund will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Fund will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which the Fund owns securities not subject to a call option, the Fund, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

The Fund may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." The Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Fund. When an underlying security is sold from the Fund's securities portfolio, that Fund will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

WRITING PUT OPTIONS. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. The Fund when it writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, or other liquid obligations having a value equal to or greater than the exercise price of the option.

The Fund may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by such Fund, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which the Fund receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

The Fund may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

PURCHASING PUT AND CALL OPTIONS. The Fund may purchase put options on securities to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable the Fund to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Fund will continue to receive interest or dividend income on the security. The Fund may also purchase call options on securities to protect against substantial increases in prices of securities that the Fund intends to purchase pending its ability to invest in an orderly manner in those securities. The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction cost paid on the put or call option which was bought.

SECURITIES INDEX OPTIONS. The Fund may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund's securities or securities it intends to purchase. The Fund will only write "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Fund is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Adviser or Sub-Adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by the Fund are based. A put on a securities index written by the Fund will be considered covered if, so long as it is obligated as the writer of the put, the Fund segregates with its custodian cash or other liquid obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier." A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

OPTIONS ON FUTURES. An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

The Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

The Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its Fund securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

The Fund will "cover" any options it writes on futures contracts by, for example, segregating cash or liquid securities with the Fund's custodian and marking to market daily an amount sufficient to cover the futures contract.

COMBINED POSITIONS. The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

OVER-THE-COUNTER OPTIONS. The Fund may enter into contracts to write over-the-counter options with primary dealers. The Fund has established standards of creditworthiness for these primary dealers, although the Fund may still be subject to the risk that firms participating in these transactions will fail to meet their obligations.

As with written exchange-traded options, the Fund must segregate liquid assets to cover its exposure under written over-the-counter options, and the segregated assets must be marked to market daily. The Fund must treat its entire exposure under a contract as illiquid unless the contract provides that the Fund has the absolute right to repurchase the written option at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, that the option is "in-the-money" (i.e., the amount by which the price of the option exceeds the exercise price). The formula will similarly take into account whether the option is "out-of-the-money." If a contract gives the Fund an absolute right to repurchase the written option at a pre-established formula price, the Fund would treat as illiquid only securities equal in amount to the formula price less the amount by which the option is "in-the-money."

For information concerning the risks associated with utilizing options and futures contracts, please see "Risks of Transactions in Futures Contracts and Options" below.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND OPTIONS

FUTURES. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out.

Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by the Fund of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments that are the subject of the hedge. The Adviser or Sub-Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Fund's underlying instruments sought to be hedged.

Successful use of futures contracts by the Fund for hedging purposes is also subject to the Fund's ability to correctly predict movements in the direction of the market. It is possible that, when the Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in that Fund's portfolio might decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments.

Positions in futures contracts may be closed out only on an exchange or a board of trade, which provides the market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts. Further, the counterparty to a futures contract could default.

OPTIONS. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange. There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If the Fund is unable to effect a closing purchase transaction, that Fund will not sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise.

Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. The Fund will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

An exchange may establish limitations governing the maximum number of calls and puts in each class (whether or not covered) which may be written by a single investor or group of investors acting in concert (regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). It is possible that the

Fund and clients advised by the Adviser or the Sub-Adviser may constitute such a group. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions. These position limits may limit the number of options that the Fund can write on a particular security.

SWAPS, CAPS, COLLARS AND FLOORS

SWAP AGREEMENTS

A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

EQUITY SWAPS. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

INTEREST RATE SWAPS. Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, the Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if the Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

CURRENCY SWAPS. A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. The Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

CAPS, COLLARS AND FLOORS

Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

INVESTMENT COMPANY SHARES

The Fund may invest in shares of other investment companies (such as Standard & Poor's Depository Receipts - "SPDRs" and other exchange traded funds such as iShares). Since such mutual funds pay management fees and other expenses, shareholders of the Fund would indirectly pay both Fund expenses and the expenses of underlying funds with respect to Fund assets invested therein. Applicable regulations prohibit the Fund from acquiring the securities of other investment companies that are not "part of the same group of investment companies" if, as a result of such acquisition; (i) the Fund owns more than 3% of the total voting stock of the company; (ii) more than 5% of the Fund's total assets are invested in securities of any one investment company; or (iii) more than 10% of the total assets of the Fund are invested in securities (other than treasury stock) issued by all investment companies.

ILLIQUID INVESTMENTS

Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven (7) days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Adviser or Sub-Adviser determine the liquidity of the Trust's investments and, through reports from the Adviser or Sub-Adviser, the Board monitors investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Adviser or Sub-Adviser may consider various factors including: (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the market place for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage backed securities. Also, the Adviser or Sub-Adviser may determine some government-stripped fixed-rate mortgage backed securities, loans and other direct debt instruments, and swap agreements to be illiquid. However, with respect to over-the-counter options the Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund may have to close out the option before expiration. Moreover, investing in Rule 144A securities (i.e., securities that qualify for resale under Rule 144A under the Securities Act of 1933) would have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If, through a change in values, net assets or other circumstances, the Fund was in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

RESTRICTED SECURITIES

Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (the "1933 Act"), or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. Also, restricted securities may be difficult to value because market quotations may not be readily available. The Fund limits the amount of total assets it invests in restricted securities to 15%. Restricted securities do not include Rule 144A securities that are determined by the Adviser or Sub-Adviser to be liquid.

FOREIGN CURRENCY TRANSACTIONS

The Fund may hold foreign currency deposits from time to time, and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The Fund may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Fund.

In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Adviser or the Sub-Adviser may enter into settlement hedges in the normal course of managing the Fund's foreign investments. The Fund may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Adviser or the Sub-Adviser.

The Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutschemark or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Under certain conditions, guidelines of the SEC require mutual funds to set aside appropriate liquid assets in a segregated account to cover currency forward contracts. As required by SEC guidelines, the Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of forward currency contracts will depend on the skill of the Adviser or the Sub-Adviser in analyzing and predicting currency values. Forward contracts may substantially change the Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as the Adviser or the Sub-Adviser anticipates. For example, if a currency's value rose at a time when the Adviser or Sub-Adviser had hedged the Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. If the Adviser or Sub-Adviser hedges the Fund's currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Adviser or the Sub-Adviser increases the Fund's exposure to a foreign currency and that currency's value declines, the Fund will realize a loss. There is no assurance that the use of forward currency contracts by the Adviser or the Sub-Adviser will be advantageous to the Fund or that it will hedge at an appropriate time.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs are receipts issued by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign securities. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security.

Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

SHORT-TERM INVESTMENTS

To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, the Fund may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

BANK OBLIGATIONS

The Fund will only invest in a security issued by a commercial bank if the bank:

     o Has total assets of at least $1 billion, or the equivalent in other currencies; and

     o Is either a U.S. bank and a member of the Federal Deposit Insurance Corporation; or

     o Is a foreign branch of a U.S. bank and the adviser believes the security is of an investment quality comparable with other debt securities that the Fund may purchase.

BANKERS' ACCEPTANCE

A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATE OF DEPOSIT


A negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. However, certificates of deposit generally carry penalties for early withdrawal and may, under certain circumstances, be considered illiquid.


COMMERCIAL PAPER

The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues typically vary from a few days to nine months.

DEMAND INSTRUMENTS

Certain instruments may involve a conditional or unconditional demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes.

TIME DEPOSIT

A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS

Certain Federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Securities issued by these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The securities issued by other agencies are supported only by the credit of the instrumentality (e.g., Tennessee Valley Authority securities).

Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

U.S. GOVERNMENT SECURITIES

Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS

Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). Under the STRIPS program, the Fund will be able to have its beneficial ownership of securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities. When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the securities that the Treasury sells itself. Other facilities are available to facilitate the transfer of ownership of non-Treasury securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on such securities through a book-entry record-keeping system.

CORPORATE BONDS

Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by shareholders, the corporation promises to pay shareholders interest, and repay the principal amount of the bond or note.

CONVERTIBLE SECURITIES

Securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, the Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

A synthetic convertible security is a combination investment in which the Fund purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. Government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords a shareholder the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics and other factors. Because the Fund will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with the Fund's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss. The market price of the option component generally reflects these differences in maturities, and the Adviser and Sub-Adviser take such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, the Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If the Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (e.g., the Fund) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Fund for purposes of its investment limitations. The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement. With respect to all repurchase agreements entered into by the Fund, the Fund's custodians or their agents must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor of the seller and is required to return the underlying security to the seller's estate.

MORTGAGE-BACKED SECURITIES

Securities that include interests in pools of lower-rated debt securities, or consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS AND OTHER SECONDARY MARKET ISSUERS

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

RISKS OF MORTGAGE-BACKED SECURITIES

Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause shareholders to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While CMOs may be collateralized by whole mortgage loans, CMOs are more typically collateralized by mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams.

A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or PO class"). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

OTHER ASSET-BACKED SECURITIES

These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

RECEIPTS

Separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian bank holds the interest and principal payments for the benefit of the registered owners of the receipts. The custodian bank arranges for the issuance of the receipts evidencing ownership and maintains the register.

VARIABLE AND FLOATING RATE INSTRUMENTS

Certain of the obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WARRANTS

Instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

When-issued and delayed-delivery securities are securities subject to settlement on a future date. For fixed income securities, the interest rate realized on when-issued or delayed-delivery securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging the Fund's assets. The Fund is permitted to invest in forward commitments or when-issued securities where such purchases are for investment and not for leveraging purposes. One or more segregated accounts will be established with the Custodian, and the Fund will maintain liquid assets in such accounts in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. The Fund uses segregated accounts to offset leverage risk.

ZERO COUPON BONDS

These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. The Fund's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its Fund securities to generate sufficient cash to satisfy certain income distribution requirements.

SECURITIES LENDING

The Fund may lend a portion of its total assets to broker-dealers or other financial institutions. It may then reinvest the collateral it receives in short-term securities and money market funds. If the Fund lends its securities, it will follow the following guidelines:

     o The borrower must provide collateral at least equal to the market value of the securities loaned;

     o The collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U. S. government;

     o The borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis);

     o  The Fund must be able to terminate the loan at any time;

     o The Fund must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments); and

     o  The Fund must determine that the borrower is an acceptable credit risk.

These risks are similar to the ones involved with repurchase agreements. When the Fund lends securities, there is a risk that the borrower will become financially unable to honor its contractual obligations. If this happens, the Fund could:

     o Lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower; and

     o  Experience delays in recovering its securities.

The Fund currently does not intend to engage in securities lending.

SHORT SALES

DESCRIPTION OF SHORT SALES. A security is sold short when the Fund sells a security it does not own. To sell a security short, the Fund must borrow the security from someone else to deliver it to the buyer. The Fund then replaces the borrowed security by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the Fund repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

The Fund typically sells securities short to:

     o Take advantage of an anticipated decline in prices.

    o Protect a profit in a security it already owns.

The Fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Likewise, the Fund can profit if the price of the security declines between those dates.

To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund will incur transaction costs in effecting short sales. The Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

The broker will retain the net proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out.

SHORT SALES AGAINST THE BOX. In addition, the Fund may engage in short sales "against the box." In a short sale against the box, the Fund agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. The Fund will incur transaction costs to open, maintain and close short sales against the box.

RESTRICTIONS ON SHORT SALES.  The Fund will not short sell a security if:

         o After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets;

         o The market value of the securities of any single issuer that have been sold short by the Fund would exceed two percent (2%) of the value of the Fund's net assets; and

         o Such securities would constitute more than two percent (2%) of any class of the issuer's securities.

Whenever the Fund sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities the Fund is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

FACTORS AFFECTING THE VALUE OF DEBT SECURITIES

The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

INTEREST RATES

The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

PREPAYMENT RISK

This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. The Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the Fund. If left unattended, drifts in the average maturity of the Fund can have the unintended effect of increasing or reducing the effective duration of the Fund, which may adversely affect the expected performance of the Fund.

EXTENSION RISK

The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause the Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

CREDIT RATING

Coupon interest is offered to shareholders of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered "risk free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate shareholders for taking on increased risk, issuers with lower credit ratings usually offer their shareholders a higher "risk premium" in the form of higher interest rates above comparable Treasury securities.

Changes in shareholder confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." If an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which effects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

A security rated within the four highest rating categories by a rating agency is called "investment-grade" because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser or sub-adviser may determine that it is of investment-grade. The adviser or sub-adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Fund currently uses ratings compiled by Moody's Investor Services ("Moody's"), Standard and Poor's Ratings Services ("S&P"), and Fitch. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Bond Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

The adviser or sub-adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the Fund buys it. A rating agency may change its credit ratings at any time. The adviser or sub-adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings. The Fund may invest in securities of any rating.

SMALL AND MEDIUM CAPITALIZATION STOCKS

Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. Investment in small and medium capitalization companies involves greater risk and price volatility than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium capitalization companies are often traded in the over-the-counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid and subject to more abrupt or erratic market movements than securities of larger, more established companies.

OVER-THE-COUNTER MARKET

The Fund may invest in over-the-counter stocks. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility that limits trading activity to securities of companies which initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which the Fund invests may not be as great as that of other securities and, if the Fund was to dispose of such a stock, they might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

FOREIGN SECURITIES AND EMERGING MARKETS

The Fund may invest in foreign securities. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

Investments in emerging markets may be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to any emerging country, there may be greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in the courts of such countries. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. Shareholders of the Fund that invests in such investment funds will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

INVESTMENTS IN TECHNOLOGY COMPANIES

The Fund may invest in equity securities of technology companies. Such securities have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Investments in technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental law, regulation or adversely affected by governmental policies.

INITIAL PUBLIC OFFERINGS ("IPO")

The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on the Fund with a small asset base. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to the Fund for investing, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

The Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

EUROPEAN ECONOMIC AND MONETARY UNION

Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal, Spain and Greece are presently members of the European Economic and Monetary Union (the "EMU"). The EMU adopted the "euro" as a common currency on January 1, 1999 and subordinated the national currencies of each country until such time as the national currencies are phased out entirely. The euro could adversely affect the value of securities held by the Fund because as the euro is implemented as the common currency, there may be changes in the relative value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. In addition, the introduction of the euro may affect the fiscal and monetary levels of participating EMU countries and may also increase price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. These uncertainties raise the possibility of increased volatility in the financial markets of the affected countries.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL RESTRICTIONS

The Fund has adopted certain investment restrictions which, in addition to those restrictions in the Prospectus, are fundamental and may not be changed without approval by a majority vote of the Fund's shareholders. Such majority is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities of the Fund present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or
(ii) more than 50% of the outstanding voting securities of the Fund.

Several of these Fundamental Investment Restrictions include the defined terms "1940 Act Laws, Interpretations and Exemptions." This term means the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder, as such statute, rule and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC and any exemptive order or similar relief granted to the Fund.

1. The Fund is a "diversified company" as defined in the Investment Company Act of 1940 (the "1940 Act"). This means that the Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from purchasing the securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

     Please refer to Non-Fundamental Investment Restriction number 2 for further information.

2. The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

     Please refer to Non-Fundamental Investment Restriction number 3 for further information.

3. The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

4. The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act, Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments or (iii) repurchase agreements collateralized by such obligations. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

     Please refer to Non-Fundamental Investment Restriction number 4 for further information.

5. The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

6. The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

7. The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering repurchase agreements, loaning its assets to broker-dealers or institutional investors or investing in loans, including assignments and participation interests.

     Please refer to Non-Fundamental Investment Restriction number 5 for further information.

8. The Fund may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions as the Fund.

Except for borrowing under Fundamental Restriction number 2, the foregoing percentages will apply at the time of the purchase of a security.

NON-FUNDAMENTAL RESTRICTIONS

The Fund also has adopted certain non-fundamental investment restrictions. A non-fundamental investment restriction may be amended by the Board of Trustees without a vote of shareholders. Several of these Non-Fundamental Investment Restrictions include the defined term "Pilgrim Baxter Advised Fund." This term means other investment companies and their series portfolios that have Pilgrim Baxter or an affiliate of Pilgrim Baxter as an investment advisor.

1. The Fund may not invest more than 15% of its net assets in illiquid securities. This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board of Trustees, based on trading markets for such security, to be liquid.

2. In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or
     (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

3. In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3 % of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or a Pilgrim Baxter Advised Fund on such terms and conditions as the SEC may require in an exemptive order on which the Fund may rely. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. A portfolio may not purchase additional securities when borrowings exceed 5% of the Fund's total assets.

4. In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to (but not including) 25% of its total assets in the securities of issuers whose principal business activities are in the same industry. For purposes of this limitation, supranational organizations such as The World Bank, the European Union and the European Coal and Steel Community, are deemed to be issuers conducting their principal business activities in the same industry; state and municipal governments and their agencies and authorities are not deemed to be industries; utility companies will be divided according to their services (e.g., gas distribution, gas transmission, electric and telephone will each be considered a separate industry); and financial service companies will be classified according to the end users of their services (e.g. automobile finance, bank finance and diversified finance).

5. In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3 % of its total assets and may lend money to another Pilgrim Baxter Advised Fund, on such terms and conditions as the SEC may require in an exemptive order on which the Fund may rely.

6. The Fund may not invest more than 15% of its total assets in restricted securities.

7. Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

     The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other Pilgrim Baxter Advised Funds, subject to the terms and conditions of any exemptive orders issued by the SEC on which the Fund may rely.

     Please refer to Non-Fundamental Investment Restriction number 5 for further information regarding lending money to a Pilgrim Baxter Advised Fund.

All the foregoing percentages will apply at the time of each purchase of a security (except with respect to the limitation on investments in illiquid securities and with respect to borrowing).

SENIOR SECURITIES

The term "senior security", as defined in Section 18(g) of the Investment Company Act of 1940, means any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends; and "senior security representing indebtedness" means any senior security other than stock.

The term "senior security" shall not include any promissory note or other evidence of indebtedness issued in consideration of any loan, extension, or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed; nor shall such term include any such promissory note or other evidence of indebtedness in any case where such a loan is for temporary purposes only and in an amount not exceeding 5 percent of the value of the total assets of the issuer at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed; otherwise it shall be presumed not to be for temporary purposes. Any such presumption may be rebutted by evidence.

TEMPORARY DEFENSIVE POSITIONS

Under normal market conditions, the Fund expects to be fully invested in its primary investments, as described above. However, for temporary defensive purposes, when the Adviser or a sub-adviser, as appropriate, determines that market conditions warrant, the Fund may invest up to 100% of its assets in cash and money market instruments (consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories by at least one NRSRO; repurchase agreements involving such securities; and, to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies investing solely in money market securities). To the extent the Fund is invested in temporary defensive instruments, it will not be pursuing its investment objective.

PORTFOLIO TURNOVER

Fund turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth. A higher turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) and increases realized gains and losses. High rates of portfolio turnover necessarily result in correspondingly greater brokerage and portfolio trading costs, which are paid by the Fund. Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. In addition to portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

                       TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Maryland. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and the principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Trustee serves as a Trustee and each officer serves as an officer in a similar capacity for PBHG Insurance Series Fund, a registered investment company advised by the Adviser.


--------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------

                                                   PRINCIPAL             NUMBER OF
                                                   OCCUPATION(S) DURING  PORTFOLIOS
                         POSITION     TERM OF      PAST 5 YEARS,         IN
NAME, ADDRESS, AND AGE   HELD WITH    OFFICE* AND                        THE PBHG
                         THE TRUST    LENGTH OF                          FUND FAMILY
                                      TIME SERVED                        COMPLEX        OTHER DIRECTORSHIPS
                                                                         OVERSEEN BY    HELD BY TRUSTEE
                                                                         TRUSTEE
--------------------------------------------------------------------------------------------------------------
John R. Bartholdson     Trustee     Trustee      Chief Financial Officer,  29           Director, The
1255 Drummers Lane,                 since 1997   The Triumph Group, Inc.                Triumph Group, Inc.
Suite 200                                        (manufacturing) since                  since 1992.Trustee,
Wayne, PA 19087                                  1992.                                  PBHG Insurance
(59)                                                                                    Series, since 1997.
--------------------------------------------------------------------------------------------------------------
Jettie M. Edwards       Trustee     Trustee      Consultant, Syrus         29           Trustee, Provident
76 Seaview Drive,                   since 1997   Associates (business and               Investment Counsel
Santa Barbara,                                   marketing consulting                   Trust (investment
California 93108                                 firm) 1986 - 2002.                     company - 5
(57)                                                                                    portfolios since
                                                                                        1992. Trustee, EQ
                                                                                        Advisors Trust
                                                                                        (investment company
                                                                                        - 39 portfolios)
                                                                                        since 1997. Trustee,
                                                                                        PBHG Insurance
                                                                                        Series, since 1997.
--------------------------------------------------------------------------------------------------------------
Albert A. Miller        Trustee     Trustee      Senior Vice President,    29           Trustee, PBHG
7 Jennifer Drive                    since 1997   Cherry & Webb, CWT                     Insurance Series,
Holmdel, New Jersey                              Specialty Stores                       since 1997.
07733                                            1995 - 2000. Advisor and
(69)                                             Secretary, the Underwoman
                                                 Shoppes Inc. (retail
                                                 clothing stores) 1980 -
                                                 2002. Merchandising Group
                                                 Vice President, R.H. Macy
                                                 & Co. (retail department
                                                 stores), 1958-1995.
                                                 Retired.
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

--------------------------------------------------------------------------------------------------------------

                                                   PRINCIPAL             NUMBER OF
                                                   OCCUPATION(S) DURING  PORTFOLIOS
                         POSITION     TERM OF      PAST 5 YEARS,         IN
NAME, ADDRESS, AND AGE   HELD WITH    OFFICE* AND                        THE PBHG
                         THE TRUST    LENGTH OF                          FUND FAMILY
                                      TIME SERVED                        COMPLEX        OTHER DIRECTORSHIPS
                                                                         OVERSEEN BY    HELD BY TRUSTEE
                                                                         TRUSTEE
--------------------------------------------------------------------------------------------------------------
Harold J. Baxter**       Trustee      Trustee       Chairman, Chief          29         Director, Old Mutual
1400 Liberty Ridge Drive              since 1997    Executive Officer and               (US) Holdings Inc.
Wayne, PA 19087-5593                                Director, the Adviser               since 1996. Trustee,
(57)                                                since 1982. Trustee, the            PBHG Insurance
                                                    Administrator since May             Series, since 1997.
                                                    1996. Chairman, Chief
                                                    Executive Officer and
                                                    Director, Pilgrim Baxter
                                                    Value Investors, Inc.
                                                    1996 - 2002. Trustee,
                                                    PBHG Fund Distributors
                                                    since January 1998.
                                                    Chairman, Director and
                                                    Chief Executive Officer
                                                    of Pilgrim Baxter
                                                    Private Equity Advisors,
                                                    since November 2000.
                                                    Director and Trustee
                                                    PBHG Shareholder
                                                    Services, Inc., since
                                                    2001
--------------------------------------------------------------------------------------------------------------

 * Trustee of the Trust until such time as his or her successor is duly elected and appointed.
** Mr. Baxter is a Trustee who may be deemed to be an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is a Director of the Adviser.

---------------------------------------------------------------------------------------------------------------
OFFICERS

---------------------------------------------------------------------------------------------------------------
NAME, ADDRESS, AND AGE     POSITION HELD      TERM OF OFFICE* AND  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
                           WITH THE FUND      LENGTH OF TIME
                                              SERVED
---------------------------------------------------------------------------------------------------------------
Gary L. Pilgrim            President          President since      Director, Pilgrim Baxter & Associates,
1400 Liberty Ridge Drive                      1997                 Ltd. since 1982. President, Pilgrim Baxter
Wayne, PA 19087-5593                                               & Associates, Ltd. 1982-2003. Trustee,
(62)                                                               PBHG Fund Services since May 1996.
                                                                   President, PBHG Insurance Series Fund,
                                                                   since March 1997. President and Director,
                                                                   Pilgrim Baxter Private Equity Advisors,
                                                                   since November 2002. President and
                                                                   Director, Pilgrim Baxter Value Investors,
                                                                   Inc. June 1996 to May 2002. Director and
                                                                   Trustee, PBHG Shareholder Service, Inc.,
                                                                   since 2001.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
OFFICERS

---------------------------------------------------------------------------------------------------------------
NAME, ADDRESS, AND AGE     POSITION HELD      TERM OF OFFICE* AND  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
                           WITH THE FUND      LENGTH OF TIME
                                              SERVED
---------------------------------------------------------------------------------------------------------------
Lee T. Cummings            Treasurer, Chief   Treasurer, Chief     Vice President, Pilgrim Baxter &
1400 Liberty Ridge Drive   Financial Officer, Financial Officer,   Associates, Ltd. since 2001 and Director
Wayne, PA 19087-5593       Controller         Controller since     of Mutual Fund Operations, Pilgrim Baxter
(40)                                          1997                 & Associates, Ltd., 1996-2001. Treasurer,
                                                                   Chief Financial Officer, Controller, PBHG
                                                                   Insurance Series Fund, since March 1997.
                                                                   President, PBHG Shareholder Services, Inc.
                                                                   since 2001. President, PBHG Fund
                                                                   Distributors, 1999-2003. Vice President,
                                                                   PBHG Fund Distributors, since 2003 and
                                                                   Treasurer, PBHG Fund Services, May
                                                                   1996-1999. President, PBHG Fund Services
                                                                   since December 1998.

---------------------------------------------------------------------------------------------------------------
John M. Zerr               Vice President      Vice President and  Senior Vice President, Pilgrim Baxter &
1400 Liberty Ridge Drive   and Secretary       Secretary since     Associates, Ltd. Since 2001 and General
Wayne, PA 19087-5593                           1997                Counsel and Secretary, Pilgrim Baxter &
(41)                                                               Associates, Ltd. since November 1996. Vice
                                                                   President and Secretary, PBHG Insurance
                                                                   Series Fund, since March 1997. General
                                                                   Counsel and Secretary, Pilgrim Baxter
                                                                   Value Investors, Inc. November 1996 to May
                                                                   2002. General Counsel and Secretary, PBHG
                                                                   Shareholder Services, since 2001. General
                                                                   Counsel and Secretary, PBHG Fund Services
                                                                   and PBHG Fund Distributors since January
                                                                   1998.
---------------------------------------------------------------------------------------------------------------
Brian C. Dillon            Vice President     Vice President since Chief Compliance Officer, Pilgrim Baxter &
1400 Liberty Ridge Drive                      2001                 Associates, Ltd., PBHG Fund Services,
Wayne, PA 19087-5593                                               Pilgrim Baxter Private Equity Advisor,
(40)                                                               PBHG Insurance Series Fund, PBHG
                                                                   Shareholder Services and PBHG Fund
                                                                   Distributors since April 2001. Chief
                                                                   Compliance Officer, Pilgrim Baxter Value
                                                                   Investors, Inc., April 2001 to May 2002.
                                                                   Vice President and Deputy Compliance
                                                                   Director, Delaware Investments, 1995-2001.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
OFFICERS

---------------------------------------------------------------------------------------------------------------
NAME, ADDRESS, AND AGE     POSITION HELD      TERM OF OFFICE* AND  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
                           WITH THE FUND      LENGTH OF TIME
                                              SERVED
---------------------------------------------------------------------------------------------------------------
Robert E. Putney, III      Vice President     Vice President and   Vice President, Senior Legal Counsel and
1400 Liberty Ridge Dr.     and Assistant      Assistant Secretary  Assistant Secretary, Pilgrim Baxter &
Wayne, PA 19087-5593       Secretary          since 2002           Associates, Ltd., PBHG Fund Distributors
(43)                                                               and PBHG Fund Services, since December
                                                                   2001. Director and Senior Counsel, Merrill
                                                                   Lynch Investment Managers, L.P. and
                                                                   Princeton Administrators, L.P. until
                                                                   December 2001. Secretary of various
                                                                   Merrill Lynch and Mercury open-end funds,
                                                                   as well as Somerset Exchange Fund and The
                                                                   Europe Fund, Inc. until December 2001.

---------------------------------------------------------------------------------------------------------------
Stephen F. Panner          Assistant          Assistant Treasurer  Fund Administration Manager, Pilgrim
1400 Liberty Ridge Drive   Treasurer          since 2000           Baxter & Associates, Ltd. since February
Wayne, PA 19087-5593                                               2000. Assistant Treasurer, PBHG Insurance
(33)                                                               Series Fund, since 2000. Fund Accounting
                                                                   Manager, SEI Investments Mutual Funds
                                                                   Services, 1997-2000.

---------------------------------------------------------------------------------------------------------------
William P. Schanne         Assistant          Assistant Treasurer  Fund Administration Associate, Pilgrim
1400 Liberty Ridge Drive   Treasurer          since 2001           Baxter & Associates, Ltd. since August
Wayne, PA 19087-5593                                               2001. Assistant Treasurer, PBHG Insurance
(30)                                                               Series Fund, since 2001. Fund Accounting
                                                                   Supervisor, PFPC, Inc., 1999-2001. Fund
                                                                   Accountant, PFPC,. Inc., 1998-1999.
                                                                   Annuity Loan Officer and Fund Auditor,
                                                                   Carpenters Health and Welfare of
                                                                   Philadelphia, 1996-1998.

---------------------------------------------------------------------------------------------------------------
John C. Munch              Vice President     Vice President and   Vice President and Assistant Secretary of
One Freedom Valley Road    and Assistant      Assistant Secretary  SEI Investments Company, SEI Investments
Oaks, PA 19456             Secretary          since 2002           Global Funds Services and SEI Investments
(32)                                                               Distribution Co. since November 2001. Vice
                                                                   President and Assistant Secretary, PBHG
                                                                   Insurance Series Fund, since 2002.
                                                                   Associate, Howard, Rice, Nemerovski,
                                                                   Canady, Falk & Rabkin (law firm),
                                                                   1998-2001. Associate, Seward & Kissel, LLP
                                                                   (law firm) 1996-1998.
---------------------------------------------------------------------------------------------------------------
Timothy D. Barto           Vice President     Vice President and   Vice President and Assistant Secretary of
One Freedom Valley Road    and Assistant      Assistant Secretary  SEI Investments Company and SEI
Oaks, PA 19456             Secretary          since 1999           Investments Global Funds Services and SEI
(35)                                                               Investments Distribution Co. since
                                                                   November 1999. Vice President and
                                                                   Assistant Secretary, PBHG Insurance Series
                                                                   Fund, since 1999. Associate, Dechert Price
                                                                   & Rhoads (law firm) 1997-1999.
---------------------------------------------------------------------------------------------------------------

*Officer of the Trust until such time as his or her successor is duly elected and qualified.

The Trustees of PBHG Funds are responsible for major decisions relating to the Fund's investment goal, policies, strategies and techniques. The Trustees also supervise the operation of PBHG Funds by its officers and service various service providers, but they do not actively participate in the day-to-day operation of or decision making process related to PBHG Funds. The Board of Trustees has two standing committees: a Nominating and Compensation Committee and an Audit Committee. Currently, the members of each Committee are Jettie Edwards, John Bartholdson and Albert Miller, comprising all the disinterested Trustees of PBHG Funds. The Nominating and Compensation Committee selects and nominates those persons for membership on the PBHG Fund's Board of Trustees who are disinterested trustees, reviews and determines compensation for the disinterested Trustees of PBHG Funds and selects independent legal counsel, as set forth in Rule 0-1(6), to provide the disinterested Trustees of PBHG Funds with legal advice as needed. During PBHG Fund's fiscal year ended March 31, 2003, the Nominating and Compensation Committee held [__] meeting. The Nominating Committee currently does not consider nominations from shareholders. The Audit Committee oversees the financial reporting process for PBHG Funds, monitoring the PBHG Fund's audit process and results. As part of this process, the Audit Committee recommends the selection of an independent audit firm for the approval of the entire PBHG Funds Board of Trustees and evaluates the independent audit firm's performance, costs and financial stability. During PBHG Fund's fiscal year ended March 31, 2003, the Audit Committee held two (2) meetings.

The table below provides the dollar range of shares of the Fund and the aggregate dollar range of shares of all funds advised by Pilgrim Baxter, owned by each Trustee as of December 31, 2002.

--------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

--------------------------------------------------------------------------------------------------------------------
      NAME OF TRUSTEE           DOLLAR RANGE OF EQUITY SECURITIES IN         AGGREGATE DOLLAR RANGE OF EQUITY
                                              THE FUND                    SECURITIES IN ALL REGISTERED INVESTMENT
                                                                           COMPANIES IN THE PBHG FAMILY COMPLEX
                                                                                   OVERSEEN BY TRUSTEES
----------------------------- ----------------------------------------- --------------------------------------------
John R. Bartholdson           $10,000 - $50,000                         $10,000 - $50,000

----------------------------- ----------------------------------------- --------------------------------------------
Jettie M. Edwards             $50,000 - $100,000                        $50,000 - $100,000

----------------------------- ----------------------------------------- --------------------------------------------
Albert A. Miller              Over $100,000                             Over $100,000

----------------------------- ----------------------------------------- --------------------------------------------

INTERESTED TRUSTEE
--------------------------------------------------------------------------------------------------------------------
Harold J. Baxter              Over $100,000                             Over $100,000

----------------------------- ----------------------------------------- --------------------------------------------

Each current Trustee of the Trust received the following compensation during PBHG Fund's fiscal year ended March 31, 2003:

-------------------------------- -------------------- -------------------- -------------------- --------------------

        NAME OF PERSON,               AGGREGATE           PENSION OR        ESTIMATED ANNUAL    TOTAL COMPENSATION
           POSITION               COMPENSATION FROM       RETIREMENT          BENEFITS UPON       FROM TRUST AND
                                        TRUST          BENEFITS ACCRUED        RETIREMENT       TRUST COMPLEX PAID
                                                       AS PART OF TRUST                            TO TRUSTEES**
                                                           EXPENSES
-------------------------------- -------------------- -------------------- -------------------- --------------------
John R. Bartholdson,             $49,320              N/A                  N/A                  $77,500 for
Trustee                                                                                         services on two
                                                                                                boards
-------------------------------- -------------------- -------------------- -------------------- --------------------

Harold J. Baxter,                N/A                  N/A                  N/A                  N/A
Trustee*
-------------------------------- -------------------- -------------------- -------------------- --------------------

Jettie M. Edwards,               $49,320              N/A                  N/A                  $77,500 for
Trustee                                                                                         services on two
                                                                                                boards
-------------------------------- -------------------- -------------------- -------------------- --------------------

Albert A. Miller,                $49,320              N/A                  N/A                  $77,500 for
Trustee                                                                                         services on two
                                                                                                boards
-------------------------------- -------------------- -------------------- -------------------- --------------------

* Mr. Baxter is a Trustee who may be deemed to be an "interested person" of the Trust, as that term is defined in the 1940 Act, and consequently will be receiving no compensation from the Trust.

** Compensation expenses are allocated pro rata based on the relative net assets of the Fund included in the Trust Complex.

                             5% AND 25% SHAREHOLDERS


As of November __, 2003, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the PBHG Emerging Markets Fund. The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency or custodial clients. Persons owning of record or beneficially 25% or more of the outstanding share class of the Fund may be deemed to be a controlling person of that Fund for purposes of the 1940 Act.


--------------------------------------------------------------------------------
PBHG EMERGING MARKETS FUND - PBHG CLASS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PBHG EMERGING MARKETS FUND - ADVISOR CLASS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PBHG EMERGING MARKETS FUND - CLASS A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PBHG EMERGING MARKETS FUND - CLASS C
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


The Trustees and Officers of the Trust collectively owned less than 1% of the outstanding shares of the Fund at November __, 2003.

                                   THE ADVISER

The Trust and Pilgrim Baxter & Associates, Ltd. have entered into an advisory agreement with respect to the Fund (the "Advisory Agreement"). The Advisory Agreement provides certain limitations on the Adviser's liability, but also provides that the Adviser shall not be protected against any liability to the Trust or each of its funds or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Pilgrim Baxter is an indirect, wholly-owned subsidiary of Old Mutual plc ("Old Mutual"). Old Mutual is an international financial services group based in London, with operations in life assurance, asset management, banking and general insurance. Old Mutual's principal offices are located at 3rd Floor, Lansdowne House, 57 Berkeley Square, London, WIX 50H, United Kingdom.

PBHG Fund Services, the Trust's Administrator, is a wholly owned subsidiary of the Adviser (see "The Administrator" for more detail on PBHG Fund Services). PBHG Fund Services also serves as administrator to PBHG Insurance Series Fund, a management investment company also managed by the Adviser. PBHG Fund Distributors, the Trust's Distributor, is also a wholly owned subsidiary of the Adviser (see "The Distributor" for more detail on PBHG Fund Distributors). PBHG Fund Distributors also serves as distributor to PBHG Insurance Series Fund. The Adviser has discretionary management authority with respect over $9.3 billion as of June 30, 2003. In addition to advising the Fund, the Adviser provides advisory services to other mutual funds and to pension and profit-sharing plans, charitable institutions, corporations, trusts and estates, and other investment companies. The principal business address of the Adviser is 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087-5593.

The Advisory Agreement obligates the Adviser to: (i) provide a program of continuous investment management for the Trust in accordance with the Trust's investment objectives, policies and limitations; (ii) make investment decisions for the Trust; and (iii) place orders to purchase and sell securities for the Trust, subject to the supervision of the Board of Trustees. The Advisory Agreement also requires the Adviser to pay its overhead and employee costs and the compensation and expenses of all its partners, officers and employees who serve as officers and executive employees of the Trust. The Advisory Agreement provides that the Adviser is not responsible for other expenses of operating the Trust. From time to time, the Adviser or a company under common control with the Adviser may make payments to broker-dealers for the promotion of the sale of Trust shares or for their own company-sponsored sales programs.

The continuance of the Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the Trust's outstanding voting securities and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated (i) at any time without penalty by the Trust upon the vote of a majority of the Trustees or by vote of the majority of the Trust's outstanding voting securities upon 60 days' written notice to the Adviser or (ii) by the Adviser at any time without penalty upon 60 days' written notice to the Trust. The Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of the Fund's average daily net assets as set forth in the table below. In addition, in the interest of limiting the expenses of the Fund during the current fiscal year, the Adviser has signed an expense limitation contract with the Trust on behalf of the Fund ("Expense Limitation Agreement") pursuant to which, with respect to the PBHG Class and Advisor Class shares, the Adviser has agreed to waive or limit a portion of its fee and to assume other expenses in an amount necessary to limit total annual operating expenses (but excluding fees and expenses incurred under the Trust's Distribution Plans and Service Plan, with respect to Class A and Class C, sales charges, interest, taxes, brokerage commissions, and any expenditures that are capitalized in accordance with generally accepted accounting principles, and any extraordinary expenses not incurred in the ordinary course of the Fund's business) as set forth in the table below.

           FUND                        MANAGEMENT FEE      EXPENSE LIMITATION(1)
           ----                        --------------      ---------------------
PBHG EMERGING MARKETS FUND             [          ]*

* These are the annual management fees the Fund will pay upon commencement of operations.

The investment advisory fees paid by the Fund is higher than those paid by most investment companies, although the Adviser believes the fees to be comparable to those paid by investment companies with similar investment objectives and policies.

(1) The expense limitation agreement for the Fund may be discontinued at any time. Reimbursement by the Fund of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of the Fund to exceed _____%. Consequently, no reimbursement by a Fund will be made unless: (i) the Fund's assets exceed $75 million; (ii) the Fund's total annual expense ratio is less than ____%; and (iii) the payment of such reimbursement was approved by the Board of Trustees on a quarterly basis.


                                 THE SUB-ADVISER

ACADIAN ASSET MANAGEMENT, INC.

The Trust, on behalf of the PBHG Emerging Markets Fund, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Acadian. The Sub-Advisory Agreement provides certain limitations on Acadian's liability, but also provides that Acadian shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Acadian to: (i) manage the investment operations of the Fund and the composition of the Fund's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the Fund's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Fund and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Fund and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Acadian at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Acadian is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Fund that is computed and paid monthly at an annual rate of _____% of the Portfolio's average net assets.

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT

To be Provided After Board Approval.

                                 THE DISTRIBUTOR

PBHG Fund Distributors (the "Distributor"), a wholly owned subsidiary of the Adviser, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated January 28, 2001, pursuant to which the Distributor serves as principal underwriter for the Trust. The Distributor receives no compensation for serving in such capacity, except as provided in separate Distribution Plans and Service Plans. The principal business address of the Distributor is 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087-5593. Prior to July 16, 2001, SEI Investment Distribution Co. served as principal underwriter for the predecessor of the Trust. SEI received no compensation for serving in such capacity. The Distributor is contractually required to continuously distribute the securities of the Trust.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than sixty (60) days' written notice by either party or upon assignment by the Distributor.

The Trust has adopted a Distribution Plan for each of Class A and Class C pursuant to Rule 12b-1 under the 1940 Act to enable the Class A and Class C shares of the Fund to directly and indirectly bear certain expenses relating to the distribution of such shares. The Trust has also adopted a Service Plan to enable the Class A and Class C shares of the Fund to directly and indirectly bear certain expenses relating to the shareholder servicing and/or personal account maintenance of the holders of such shares. Each of the Distribution Plans and Service Plan are compensation plans, which means that they compensate the Distributor or third-party broker-dealer or financial intermediary regardless of the expenses actually incurred by such persons.

Pursuant to the Distribution Plans for Class A and Class C , the Trust shall pay to the Distributor a monthly fee at an annual aggregate rate not to exceed (i) 0.25% of the average net asset value of the Class A shares of the Fund and (ii) 0.75% of the average net asset value of the Class C shares of the Fund, as determined at the close of each business day during the month, which is to compensate the Distributor for services provided and expenses incurred by it in connection with the offering and sale of the Class A of Class C shares, which may include, without limitation, the payment by the Distributor to investment dealers of commissions on the sale of the Class A or Class C shares, as set forth in the then current prospectus or this statement of additional information with respect to the Class A and Class C shares and interest and other financing costs. The amount of such payments shall be determined by the Trust's disinterested Trustees from time to time.

Pursuant to the Service Plan for Class A and Class C, the Trust shall pay to the Distributor or other third-party financial intermediaries a fee at an annual aggregate rate not to exceed 0.25% of the average net asset value of the Class A and Class C shares, which is for maintaining or improving services provided to shareholders by the Distributor and investment dealers, financial institutions and 401(k) plan service providers. The amount of such payments shall be determined by the Trust's disinterested Trustees from time to time.

The Distributor shall prepare and deliver written reports to the Board of Trustees of the Trust on a regular basis (at least quarterly) setting forth the payments made pursuant to the Distribution Plans and the Service Plan, and the purposes for which such expenditures were made, as well as any supplemental reports as the Board of Trustees may from time to time reasonably request.

Except to the extent that the Administrator, Sub-Administrator or Adviser may benefit through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust had a direct or indirect financial interest in the operation of the Distribution or Service Plans or any related agreement.

No compensation was paid to the Distributor for distribution services regarding Class A and Class C shares for the fiscal years ended March 31, 2001, 2002 and 2003 as no Class A or Class C shares were sold during these periods.

                     THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The Trust and PBHG Fund Services (the "Administrator") entered into the Administrative Services Agreement (the "Administrative Agreement") on January 28, 2001 pursuant to which the Administrator oversees the administration of the Trust's and the Fund's business and affairs, including regulatory reporting and all necessary office space, equipment, personnel and facilities, as well as services performed by various third parties. The Administrator, a wholly owned subsidiary of the Adviser, was organized as a Pennsylvania business trust and has its principal place of business at 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087. Under the Administrative Agreement, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly at an annual rate of 0.15% of the average daily net assets of each series portfolio of the Trust, including the Fund. The Administrative Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement shall continue in effect unless terminated by either party upon not less than ninety (90) days' prior written notice to the other party.

The Administrator and SEI Investments Mutual Fund Services (the "Sub-Administrator") entered into a Sub-Administrative Services Agreement (the "Sub-Administrative Agreement") on January 28, 2001, pursuant to which the Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Trust. SEI Investments Management Corporation ("SEI Investments"), which is a wholly owned subsidiary of SEI Investments Company, owns all beneficial interest in the Sub-Administrator. The Sub-Administrator was organized as a Delaware business trust, and has its principal business offices at One Freedom Valley Road, Oaks, Pennsylvania 19456. Under the Sub-Administrative Agreement, the Administrator pays the Sub-Administrator fees at an annual rate based on the combined average daily net assets of the Trust and PBHG Insurance Series Fund calculated as follows: (i) 0.0165% of the first $10 billion, plus (ii) 0.0125% of the next $10 billion, plus (iii) 0.010% of the excess over $20 billion. The Agreement provides that the Sub-Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. The Agreement shall continue in effect until December 31, 2004, subject to certain termination provisions. After this initial term, the Agreement will renew each year unless terminated by either party upon not less than ninety (90) days' prior written notice to the other party.

For the fiscal years and periods ended March 31, 2001, 2002 and 2003 the Fund paid the following administration fees:

---------------------------------------------------------------------- ----------------------------
                 FUND                          FEES PAID                       FEES WAIVED
---------------------------------------------------------------------- ----------------------------
                                      2001        2002        2003       2001      2002     2003
---------------------------------------------- ------------ ---------- ---------- -------- --------
PBHG Emerging Markets Fund             *            *           *          *         *        *
---------------------------------------------- ------------ ---------- ---------- -------- --------

* Not in operation during the period.


                             OTHER SERVICE PROVIDERS

THE TRANSFER AGENT AND SHAREHOLDER SERVICING AGENTS

DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534, serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust. The Administrator serves as shareholder servicing agent for the Trust under a shareholder servicing agreement with the Trust. The Administrator also performs development and maintenance services on the web site that references the Trust and the Fund. PBHG Shareholder Services, Inc. ("PBHG SSI"), an affiliate of the Adviser, serves as sub-shareholder servicing agent for the Trust under a sub-shareholder servicing agreement between PBHG SSI and the Administrator. The principal place of business of PBHG SSI is 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087. From time to time, the Trust may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Trust to persons who beneficially own interests in the Trust, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, answering inquiries relating to the Trust, delivering, on behalf of the Trust, proxy statements, annual reports, updated Prospectuses, other communications regarding the Trust, and related services as the Trust or the beneficial owners may reasonably request. In such cases, the Trust will not compensate such third parties at a rate that is greater than the rate the Trust is currently paying the Trust's Transfer Agent for providing these services to shareholders investing directly in the Trust.

CUSTODIAN


Wachovia Bank, National Association (the "Custodian"), 123 S. Broad Street, Philadelphia, Pennsylvania 19109, serves as the custodian for the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.


COUNSEL AND INDEPENDENT ACCOUNTANTS

[_______________] serves as counsel to the Trust. [__________________] serves as the independent accountants of the Trust.

                             PORTFOLIO TRANSACTIONS

The Adviser or Sub-Adviser are authorized to select brokers and dealers to effect securities transactions for the Fund. The Adviser or Sub-Adviser will seek to obtain the most favorable net results by taking into account various factors, including price, commission (if any), size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser or Sub-Adviser generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Adviser or Sub-Adviser seek to select brokers or dealers that offer the Fund best price and execution. Only after a broker or dealer is deemed to be qualified and able to deliver best price and execution on a particular transaction, the Adviser or Sub-Adviser may then consider selecting a broker or dealer for one of the following reasons: (1) receipt of research or brokerage execution products and services and (2) receipt of other services which are of benefit to the Fund. In the case of securities traded in the over-the-counter market, the Adviser of the Sub-Adviser expect normally to seek to select primary market makers.

The Adviser or Sub-Adviser may, consistent with the interests of the Fund, select brokers on the basis of the research services they provide to the Adviser or Sub-Adviser. These research services may include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses and providing portfolio performance evaluation and technical market analyses.

Information so received by the Adviser or Sub-Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser or Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement. If, in the judgment of the Adviser or Sub-Adviser, the Fund or other accounts managed by the Adviser or Sub-Adviser will be benefited by supplemental research services, the Adviser or Sub-Adviser are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of the Adviser or Sub-Adviser will not necessarily be reduced as a result of the receipt of such information, and such services may not be used exclusively, or at all, with respect to the Fund or account generating the brokerage, and there can be no guarantee that the Adviser or Sub-Adviser will find all of such services of value in advising the Fund.

The Adviser or Sub-Adviser are permitted to allocate portfolio transactions, which generate commissions or commission equivalents from certain accounts to brokers or dealers who provide services directly to or for the managed account. In some instances, these services provided by the broker or dealer may help offset expenses that the account would otherwise pay directly.

The Fund may request that the Adviser or Sub-Adviser direct the Fund's brokerage to offset certain expenses of the Fund. The Adviser or Sub-Adviser, attempt to fulfill directed brokerage subject to achieving best execution. Although the Adviser or Sub-Adviser attempt to satisfy the Fund's direction requests, there can be no guarantee that they will be able to do so. In certain circumstances, the directed broker may not offer the lowest commission rate. This may cause the Fund to pay a higher rate of commission than might otherwise have been available had the Adviser or Sub-Adviser been able to choose the broker or dealer to be utilized.

By directing a portion of the Fund's generated brokerage commissions, the Adviser or Sub-Adviser may not be in a position to negotiate brokerage commissions on the Fund's behalf with respect to transactions effected by the directed broker or dealer, to freely negotiate commission rates or spreads on the basis of the list price and execution, or to commingle or "bunch" orders for purposes of execution with orders for the same securities for other accounts managed by the Adviser or Sub-Advisor. In cases where the Fund has instructed the Adviser or Sub-Adviser to direct brokerage to a particular broker or dealer, orders for the Fund may be placed after brokerage orders for accounts that do not impose such restrictions.

The Fund may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the Distributor and the Fund expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Adviser or Sub-Adviser may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's or the Trust's expenses. In addition, the Adviser or Sub-Adviser may place orders for the purchase or sale of Fund securities with qualified broker-dealers that refer prospective shareholders to the Fund. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") and subject to seeking best execution and such other policies as the Board of Trustees may determine, the Advisers may consider sales of the Fund's shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

The Trust's Board of Trustees, the Adviser, the Sub-Adviser and the Distributor have each adopted a Code of Ethics pursuant to rule 17j-1 of the 1940 Act governing personal trading by persons who manage, or who have access to, trading activity by the Fund. The Codes of Ethics allow trades to be made in securities that may be held by the Fund. However, they prohibit a person from taking advantage of Fund trades or from acting on inside information. In addition, the Trust's Board of Trustees reviews and approves the codes of ethics of the Adviser, Sub-Adviser and Distributor and any material amendments thereto. The Board also reviews annual reports on issues raised under the Adviser's, Sub-Adviser's and Distributor's codes of ethics during the previous year.

For the fiscal year and periods ended March 31, 2001, 2002 and 2003, the Fund listed below paid brokerage fees noted in the table below.

  ==============================================================================

  Fund                                         Total Amount of Brokerage
                                                   Commissions Paid
                                   ---------------------------------------------
                                       2001             2002              2003
  ------------------------------------------------ --------------- -------------
  PBHG Emerging Markets Fund             *               *                 *
  ================================================ =============== =============

======================================= ================================================ =================================

FUND                                     AGGREGATE DOLLAR AMOUNT AND PERCENT OF TOTAL     PERCENT OF AGGREGATE AMOUNT OF
                                                           AMOUNT OF                      TRANSACTIONS INVOLVING PAYMENT
                                                  BROKERAGE COMMISSIONS PAID                  OF COMMISSIONS TO SEI
                                              TO SEI INVESTMENT DISTRIBUTION CO.           INVESTMENT DISTRIBUTION CO.
                                        ------------------------------------------------ ---------------------------------
                                             2001            2002             2003                     2003
--------------------------------------- ---------------- -----------------------------------------------------------------
PBHG Emerging Markets Fund                    *                *               *                        *
======================================= =============== ================ =============== =================================

* Not in operation during the period.

PROXY VOTING. The Trust's Board of Trustees has adopted Proxy Voting Guidelines (the "Guidelines") in accordance with Rule 30b1-4 under the 1940 Act. The Guidelines are attached to this Statement of Additional Information as Exhibit
A. In general, the Guidelines seek to vote proxies in a manner that maximizes the value of the Funds' investments. The Guidelines generally assign proxy voting responsibilities for each Fund to the investment adviser or sub-adviser responsible for the management of such Fund. If an investment adviser or sub-adviser to a Fund that invests in voting securities does not have a proxy voting policy that complies with the relevant portions of Rule 30b1-4 and the separate proxy voting rule under the Investment Advisers Act of 1940, that adviser will be required to follow the Trust's Guidelines. Attached as Exhibit B to this Statement of Additional Information are the proxy voting policies for the adviser and those sub-advisers of the Trust that have such a policy.


                              DESCRIPTION OF SHARES

The Trust may issue an unlimited number of shares for the Fund and may create additional portfolios and additional Classes of the Trust. Each share of the Fund represents an equal proportionate interest in the Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Fund available for distribution to shareholders. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any Fund and all assets in which such consideration is invested would belong to that Fund and would be subject to the liabilities related thereto.

                                  VOTING RIGHTS

Each share held entitles a shareholder to one vote for each dollar of net asset value of shares held by the shareholder. Shareholders of each fund of the Trust will vote separately on matters relating solely to it, such as approval of advisory agreements and changes in fundamental policies, and matters affecting some but not all funds will be voted on only by shareholders of the affected funds. Shareholders of all funds of the Trust will vote together in matters affecting the Trust generally, such as the election of Trustees or selection of accountants. Shareholders of any particular Class of the Trust will vote separately on matters relating solely to such Class and not on matters relating solely to any other Class or Classes of the Trust. The Trust is not required to hold annual meetings of shareholders but shareholder approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. The Trust Agreement provides that the Trustees of the Trust shall hold office during the existence of the Trust, except as follows: (a) any Trustee may resign or retire; (b) any Trustee may be removed by a vote of at least two-thirds of the outstanding shares of the Trust at a meeting, or at any time by written instrument signed by at least two-thirds of the Trustees and specifying when such removal becomes effective; (c) any Trustee who has become incapacitated and is unable to serve may be removed by a written instrument signed by a majority of the Trustees; or (d) any Trustee who has died shall be terminated upon the date of his death.

Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations; however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Agreement and Declaration of Trust and the By-Laws (the "Governing Instruments") provide for indemnification out of the property of a fund for all losses and expenses of any shareholder of such fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a fund would be unable to meet its obligations and the complaining party was held not to be bound by the liability disclaimer.

The Governing Instruments provide indemnification for current and former trustees, officers, employees and agents of the Trust to the fullest extent permitted by Delaware law and other applicable law. Trustees of the Trust may be personally liable to the Trust and its shareholders by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties or by reason of reckless disregard of their duties as trustees.

                  PURCHASES, REDEMPTIONS AND PRICING OF SHARES

Purchases and redemptions may be made on any day on which the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of the Funds are offered on a continuous basis.

PURCHASES

You may purchase Class A and Class C shares of the Fund through certain brokers, dealers or other financial institutions that are authorized to sell you shares of the Fund. Such financial institutions may charge you a fee for this service in addition to the Fund's public offering price. Shares of the Fund are offered only to residents of states in which such shares are eligible for purchase.

The Trust, the Distributor and the Transfer Agent will not be responsible for any loss, liability, cost or expenses for acting upon wire instructions, or telephone instructions that it reasonably believes to be genuine. The Trust, the Distributor and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine.

The Fund reserves the right to reject any purchase order or to suspend or modify the continuous offering of its shares. For example, the investment opportunities for small or medium capitalization companies may from time to time be more limited than those in other sectors of the stock market. Therefore, in order to retain adequate investment flexibility, the Adviser may from time to time recommend to the Board of Trustees of the Trust that the Fund which invests extensively in such companies indefinitely discontinue the sale of its shares to new investors (other than Trustees, officers and employees of the Adviser, each of the sub-advisers and their affiliated companies). In such event, the Board of Trustees would determine whether such discontinuance is in the best interests of the applicable Fund and its shareholders.

INITIAL SALES CHARGES - CLASS A SHARES

The initial sales charge is used to compensate the Distributor and selected dealers for their expenses incurred in connection with the distribution of the Funds' shares. Each PBHG Fund portfolio (except PBHG Cash Reserves Fund) is grouped into one of the following three categories to determine the applicable initial sales charge for its Class A shares:

EQUITY FUNDS. Class A shares of the following Funds (the "Equity Funds") are currently sold with an initial sales charge ranging from 5.75% to 2.00% of the offering price on purchases of up to $1 million: PBHG Emerging Growth, Growth, Large Cap 20, Large Cap Growth, Select Equity, Clipper Focus, Focused, Large Cap, Mid-Cap, Small Cap, Small Cap Value, Disciplined Equity, REIT, Strategic Small Company and Technology & Communications Funds.

                                                            Investor's Initial Sales Charge
                                     ------------------------------------------------------------------------------
                                          As a Percentage           As a Percentage        Dealer Commission as a
        Amount of Investment in           of the Public               of the Net            Percentage of the
          Single Transaction              Offering Price            Amount Invested            Offering Price
          ------------------              --------------            ---------------            --------------
               $0 - 99,999                     5.75%                    6.10%                      5.00%
        $100,000 - 249,999                     4.50%                    4.71%                      3.75%
        $250,000 - 499,999                     3.25%                    3.36%                      2.75%
        $500,000 - 999,999                     2.00%                    2.04%                      1.75%


FIXED INCOME FUNDS. Class A shares of the following Fund (the "Fixed Income Fund") is currently sold with an initial sales charge ranging from 4.75% to 2.00% of the offering price on purchases of up to $1 million: PBHG Intermediate Fixed Income Fund.

                                                            Investor's Initial Sales Charge
                                     ------------------------------------------------------------------------------
                                         As a Percentage           As a Percentage        Dealer Commission as a
        Amount of Investment in            of the Public               of the Net            Percentage of the
          Single Transaction              Offering Price            Amount Invested            Offering Price
          ------------------              --------------            ---------------            --------------
               $0 - 99,999                     4.75%                     4.99%                     4.25%
        $100,000 - 249,999                     3.50%                     3.63%                     3.00%
        $250,000 - 499,999                     2.50%                     2.56%                     2.00%
        $500,000 - 999,999                     2.00%                     2.04%                     1.75%


PBHG IRA CAPITAL PRESERVATION FUND. Class A shares of the PBHG IRA Capital Preservation Fund are currently sold with an initial sales charge ranging from 2.00% to 1.25% of the offering price on purchases of less than $1 million.

                                                            Investor's Initial Sales Charge
                                     ------------------------------------------------------------------------------
                                          As a Percentage           As a Percentage        Dealer Commission as a
        Amount of Investment in           of the Public               of the Net            Percentage of the
          Single Transaction              Offering Price            Amount Invested            Offering Price
          ------------------              --------------            ---------------            --------------
               $0 - 99,999                     2.00%                     2.04%                     1.50%
        $100,000 - 249,999                     1.75%                     1.78%                     1.40%
        $250,000 - 499,999                     1.50%                     1.52%                     1.20%
        $500,000 - 999,999                     1.25%                     1.27%                     1.10%

PBHG Cash Reserves Fund is not included in any of the three categories as it is not subject to an initial sales charge.

LARGE PURCHASES OF CLASS A SHARES

Investors who purchase $1,000,000 or more of Class A shares of any Fund do not pay an initial sales charge. In addition, investors who currently own Class A shares of one or more Funds and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. Purchases of 1,000,000 or more of Class A shares of a Fund, however, generally are subject to a 1% contingent deferred sales charge ("CDSC") if the investor redeems those shares within one year after purchase. See "Redemptions - CDSCs Applicable to Redemptions of Class A Shares."

PURCHASES OF CLASS A SHARES AT NAV

The following purchases of Class A shares of any Fund may be made at net asset value (without payment of an initial sales charge):

o purchases made in connection with the reinvestment of dividends and distributions from a Fund;

o exchanges of shares of certain other Funds (see "Purchases, Redemptions and Pricing of Shares - Exchange Privileges");

o purchases subject to the reinstatement privilege (see "Purchases, Redemptions and Pricing of Shares - Purchasers Qualifying for Reductions in Class A Initial Sales Charges"); or

o purchases made in connection with a merger, consolidation or acquisition of assets of a Fund.

In addition, the following persons may purchase Class A shares of any Fund through the Distributor without payment of an initial sales charge:

o    the Adviser and its affiliated companies;

o any current or retired officer, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of the Adviser or its affiliates or of certain mutual funds which are advised or managed by the Adviser, or any trust established exclusively for the benefit of such persons;

o any employee benefit plan established for employees of the Adviser or its affiliates;

o    discretionary advised clients of the Adviser and its affiliates;

o registered representatives and employees of selected dealers who have entered into agreements with the Distributor (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer;

o financial institution trust departments investing an aggregate of $1 million or more in the Funds,

o managed account programs for the benefit of clients of broker-dealers and financial institutions or financial planners adhering to certain standards established by the Trust that provide asset allocation or similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with the Distributor with respect to their use of the Funds in connection with such services, and

o pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under
     Section 501(c)(3) of the Code, provided that (1) the total amount invested is at least $1 million; (2) the sponsor signs a $1 million LOI; (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees; or (4) all of the plan's transactions are executed through a single financial institution or service organization which has entered into an agreement with the Distributor with respect to its use of the PBHG Funds in connection with such accounts. Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable Fund;

o an individual or entity with substantial business relationship with the Trust, the Adviser or their affiliates, as determined by a Vice President or more senior officer of the Trust or the Adviser.

PURCHASERS QUALIFYING FOR REDUCTIONS IN CLASS A INITIAL SALES CHARGES

Purchasing certain amounts of Class A shares may reduce the initial sales charges applicable to the shares purchased. Only certain persons or groups are eligible for these reductions in initial sales charges. These qualified purchasers include the following:

INDIVIDUALS

o an individual, his or her spouse, or children residing in the same household

o    any trust established exclusively for the benefit of an individual

TRUSTEES AND FIDUCIARIES

o a trustee or fiduciary purchasing for a single trust, estate or fiduciary account

OTHER GROUPS

o any organized group of persons, whether or not incorporated, purchasing Class A shares of one or more Funds, provided that (i) the organization has been in existence for at least six months; and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

HOW QUALIFIED PURCHASERS QUALIFY FOR REDUCTIONS IN CLASS A INITIAL SALES CHARGES

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. The Distributor reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of any Fund without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

The following sections explain how purchasers may qualify for a reduced initial sales charge.

LETTERS OF INTENT

You may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling the terms of a Letter of Intent ("LOI"). The LOI confirms your intention as to the total investment to be made in Class A shares of the Funds (except for Class A shares of the PBHG Cash Reserves Fund) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, you indicates that you understand and agree to the terms of the LOI and are bound by the provisions described below.

Each purchase of Class A shares of a Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Choosing a Share Class" in the Funds' prospectus. It is your responsibility at the time of purchase to specify the account number(s) that should be considered in determining the appropriate sales charge. The offering price may be reduced further as described under "Rights of Accumulation" (below) if you advise the PBHG Funds of all other accounts at the time of your investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, you may revise your intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Fund's transfer agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) you will pledge and the transfer agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, you will pay the transfer agent the difference between the sales charge on the specified amount and the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably constitute and appoint the transfer agent as your agent to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

If at any time before completing the LOI program you wish to cancel the agreement, you must give written notice to the Distributor. If at any time before completing the LOI program you request the transfer agent to liquidate or transfer beneficial ownership of your total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the transfer agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

RIGHTS OF ACCUMULATION

You may qualify for reduced initial sales charges based upon your existing investment in shares of any Class A shares of the Funds (except for Class A shares of the PBHG Cash Reserves Fund). To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which you invest upon such proposed purchase, but also the value of all Class A shares of the Funds (except for Class A shares of the PBHG Cash Reserves Fund) that you own, calculated at their then current public offering price. If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money that you are then investing and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if you already own qualifying shares of any Fund with a value of $80,000 and wish to invest an additional $40,000 in a Fund with a maximum initial sales charge of 5.75%, the reduced initial sales charge of 4.50% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, you or your dealer must furnish the Trust with a list of the account numbers and the names in which your accounts are registered at the time the purchase is made.

CONCURRENT PURCHASES

You may combine purchases of all classes of shares of two or more Funds in the Trust to qualify for a reduced initial sales charge according to the initial sales charge schedule set forth in the Prospectus. Shares of PBHG Cash Reserves Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of PBHG Cash Reserves Fund are excluded.

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption, you may reinvest all or part of the redemption proceeds in Class A or Class C shares of any Fund (except Class A or Class C shares of the PBHG Cash Reserves Fund) at the net asset value next computed after receipt by the Distributor of the proceeds to be reinvested. You must ask for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment may alter any capital gains payable. If there has been a loss on the redemption and shares of the same Fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Each Fund may amend, suspend or cease offering this privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each Fund.

If you are assessed a contingent deferred sales charge in connection with the redemption of shares and you subsequently reinvest a portion or all of the value of the redeemed shares in shares of any Fund within 90 days after such redemption, such reinvested proceeds will not be subject to either an initial sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, you must notify the Trust of your intent to do so at the time of reinvestment.

PAYMENTS TO DEALERS

Purchases of Class A Shares over $1,000,000. The Distributor may make the following payments to selected dealers of record of purchases of Class A shares totaling over $1,000,000:

                  1% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million.

To recoup these expenses, the Distributor intends to retain any distribution or service fee for the first 12 months for all Class A share purchases in excess of $1 million.

The Distributor may elect to re-allow the entire initial sales charge on Class A shares to dealers for all sales with respect to which orders are placed with the Distributor during a particular period. The SEC takes the position that dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

The Distributor may pay asset based sales commissions to dealers and institutions who sell Class C shares of a Fund an the time of such sale. Payments with respect to Class C shares will equal (i) with respect to Equity and Fixed Income categories of Funds and PBHG Cash Reserves Fund, 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission equal to 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares, and (ii) with respect to PBHG IRA Capital Preservation Fund, 0.75% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission equal to 0.50% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. These payments are recouped by the Distributor through the Class C Distribution Plan and Service Plan. See "The Distributor."

PURCHASES OF CLASS C SHARES

Class C shares of each Fund except the IRA Capital Preservation Fund are sold at net asset value without an initial sales charge, but are subject to a contingent deferred sales charge of 1% if redeemed within twelve months. Class C shares of PBHG IRA Capital Preservation are sold at net asset value and subject to a contingent deferred sales charge of 1% if redeemed within 12 months and a contingent deferred sales charge of 0.75% if redeemed after 12 months but before 24 months.

Each Fund reserves the right to reject any purchase order or to suspend or modify the continuous offering of its shares.

MINIMUM INVESTMENT

The minimum initial investment in each Fund is $2,500 for regular accounts and $2,000 for traditional or Roth IRAs. However, investors who establish a Systematic Investment Plan, as described below, with a minimum investment of $25 per month may at the same time open a regular account or traditional or Roth IRA with any Fund with a minimum initial investment of $500. There is no minimum for subsequent investments. The Distributor may waive the minimum initial investment amount at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment. As described below, subsequent purchases through the Trust's Systematic Investment Plan must be at least $25. Minimum initial investment means the net amount you invest in a Fund after the deduction of any applicable initial sales charge.

GENERAL INFORMATION REGARDING PURCHASES

A purchase order will be effective as of the day received from your broker, dealer or financial advisor by the Transfer Agent if the Transfer Agent receives sufficient information to execute the order and receives payment before 2:00 p.m. Eastern Time for the Cash Reserves Fund and 4:00 p.m. Eastern Time for all other Funds. Payment may be made by check or readily available funds. The price per share you will pay to invest in a Fund is its public offering price next calculated after the transfer agent or other authorized representative accepts your order. Purchases will be made in full and fractional shares of a Fund calculated to three decimal places. The Trust will not issue certificates representing shares of the Funds.

In order for your purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 2:00 p.m. Eastern Time for the Cash Reserves Fund and 4:00 p.m. Eastern Time for all other Funds and
(ii) promptly transmit the order to the Transfer Agent. See "Determination of Net Asset Value" below. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the Transfer Agent so that you may receive the same day's net asset value.

If a check received for the purchase of shares does not clear, the purchase will be canceled, and you could be liable for any losses or fees incurred by the Trust. The Trust reserves the right to reject a purchase order when the Trust determines that it is not in the best interests of the Fund or its shareholders to accept such an order.

REDEMPTIONS

You may sell (redeem) shares in your account by contacting your investment broker-dealer or financial institution. Your broker-dealer or financial institution may charge you a fee for this service. The redemption price of Class C shares and Class A shares subject to a contingent deferred sales charge will be reduced by any applicable contingent deferred sales charge. The contingent deferred sales charge may be deducted from your redemption proceeds or from your account balance. If no preference is stated at the time of redemption, the charge will be deducted from the redemption proceeds.

Redemption orders received by the Transfer Agent prior to 2:00 p.m. Eastern Time for the Cash Reserves Fund and 4:00 p.m. Eastern Time for each of the other Funds on any Business Day will be effective that day. The redemption price of shares is the net asset value per share of a Fund next determined after the redemption order is effective less any applicable deferred sales charge. Payment of redemption proceeds will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) or by ACH will be forwarded only upon collection of payment for such shares; collection of payment may take up to 15 days from the date of purchase.

In order for your redemption order to be effective on the day you place your redemption order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 2:00 p.m. Eastern Time for the Cash Reserves Fund and 4:00 p.m. Eastern Time for each other Fund and (ii) promptly transmit the order to the Transfer Agent. See "Determination of Net Asset Value" below. The financial institution is responsible for promptly transmitting redemption orders to the Transfer Agent so that your shares are redeemed at the same day's net asset value per share.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Each PBHG Fund has made an election pursuant to Rule 18f-1 under the 1940 Act by which such Fund has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (1) $250,000 or (2) one percent of the net asset value of the Fund at the beginning of such 90-day period. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions and will be exposed to market risk until the securities are converted to cash. In addition, in-kind distributions may include illiquid securities which shareholders may be unable to dispose of at the time or price desired.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator, Sub-Administrator, the Transfer Agent and/or the Custodian are not open for business.

You may receive redemption payments in the form of a check or by Federal Reserve wire or ACH transfer.

CDSCS APPLICABLE TO REDEMPTIONS OF CLASS A SHARES

A contingent deferred sales charge applies to purchases of $1 million or more of Class A shares of each Fund other than the PBHG Cash Reserves Fund that are redeemed within 12 months of the date of purchase. This charge will be of based on the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares and will be charged at 1% of all purchases of $1 million or more. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 12 months of the date the shares were originally purchased.

CDSC EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES

The deferred sales charge will be waived on redemptions of shares purchased by an investor in amounts of $1 million or more under the following circumstances:

o where such investor's dealer of record, due to the nature of the investor's account, notifies the Distributor prior to the time of investment that the dealer waives the payments otherwise payable to the dealer;

o on purchases made in connection with the reinvestment of dividends and distributions from a Fund;

o on exchanges of shares of certain other Funds (see "Purchases, Redemptions and Pricing of Shares - Exchange Privileges");

o on purchases subject to the reinstatement privilege (see "Purchases, Redemptions and Pricing of Shares - Purchasers Qualifying for Reductions in Class A Initial Sales Charges"); or

o on purchases made in connection with a merger, consolidation or acquisition of assets of a Fund.

CDSC APPLICABLE TO REDEMPTIONS OF CLASS C SHARES

Class C shares may be redeemed on any Business Day at the net asset value per share next determined following receipt of the redemption order, less the applicable contingent deferred sales charge shown in the table below. No contingent deferred sales charge will be imposed (i) on redemptions of Class C shares following one year from the date such shares were purchased (two years with respect to PBHG IRA Capital Preservation Fund), (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares, or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares.

                                                  Contingent Deferred Sales Charge as % of
Year Since Purchase Made                          Dollar Amount (Subject to Change)
------------------------                         ------------------------------------------
First (All Funds)                                                  1%
Second (IRA Capital Preservation Fund only)                       0.75


In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made: first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and distributions; third, of shares held for more than one year from the date such shares were purchased; and fourth, of shares held less than one year from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the value of the shares redeemed or the total original cost of the redeemed shares.

CDSC EXCEPTIONS FOR PURCHASES OF CLASS C SHARES

The CDSC on Class C shares may be waived:

o on total or partial redemptions where the investor's dealer of record notified the Distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him;

o upon the death or post-purchase disability of the shareholder or plan participant;

o on required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2;

o on redemptions through a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 10% of the value of the shareholder's investment in Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan;

o on the liquidation of a shareholders account by the Trust for failure to maintain the required minimum account balance.

REDEMPTION FEES

The PBHG Emerging Markets Fund charges a redemption fee on redemptions of shares held less than 90 days. See the Prospectus for details of the redemption fee.

REDEMPTION BY WIRE

The Transfer Agent will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot receive proceeds from redemptions of shares of a Fund by Federal Reserve wire on federal holidays restricting wire transfers.

SHAREHOLDER INQUIRIES AND SERVICES OFFERED

If you have any questions about the Funds or the shareholder services described herein, contact your broker-dealer or financial advisor. The Trust reserves the right to amend the shareholder services described below or to change the terms or conditions relating to such services upon 60 days' notice to shareholders. You may, however, discontinue any service you select, provided that with respect to the Systematic Investment and Systematic Withdrawal Plans described below, the Trust's Transfer Agent receives your notification to discontinue such service(s) at least ten (10) days before the next scheduled investment or withdrawal date.

SYSTEMATIC INVESTMENT AND SYSTEMATIC WITHDRAWAL PLANS

For your convenience, the Trust provides plans that enable you to add to your investment or withdraw from your account(s) with a minimum of paperwork. You can utilize these plans by simply completing the appropriate section of the Account Application.

(1) SYSTEMATIC INVESTMENT PLAN. The Systematic Investment Plan is a convenient way for you to purchase shares in the Funds at regular monthly or quarterly intervals selected by you. The Systematic Investment Plan enables you to achieve dollar-cost averaging with respect to investments in the Funds despite their fluctuating net asset values through regular purchases of a fixed dollar amount of shares in the Funds. Dollar-cost averaging brings discipline to your investing. Dollar-cost averaging results in more shares being purchased when a Fund's net asset value is relatively low and fewer shares being purchased when a Fund's net asset value is relatively high, thereby helping to decrease the average price of your shares. Investors who establish a Systematic Investment Plan may open an account with a minimum balance of $500. Through the Systematic Investment Plan, shares are purchased by transferring monies (minimum of $25 per transaction per Fund) from your designated checking or savings account. Your systematic investment in the Fund(s) designated by you will be processed on a regular basis at your option beginning on or about either the first or fifteenth day of the month or quarter you select. This Systematic Investment Plan must be established on your account at least 15 days prior to the intended date of your first systematic investment.

(2) SYSTEMATIC WITHDRAWAL PLAN. The Systematic Withdrawal Plan provides a convenient way for you to receive current income while maintaining your investments in the Fund(s). The Systematic Withdrawal Plan permits you to have payments of $50 or more automatically transferred from your account(s) in the Fund(s) to your designated checking or savings account on a monthly, quarterly, or semi-annual basis. The Systematic Withdrawal Plan also provides the option of having a check mailed to the address of record for your account. In order to start this Plan, you must have a minimum balance of $5,000 in any account using this feature. Your systematic withdrawals will be processed on a regular basis beginning on or about either the first or fifteenth day of the month, quarter or semi-annual period you select.

EXCHANGE PRIVILEGES

Once payment for your shares has been received (i.e., an account has been established) and your payment has been converted to Federal funds, you may exchange some or all of your shares for shares of the same Class of the other Funds of the Trust currently available to the public.

Generally, you may exchange your shares for shares of the same class of other Funds at net asset value. Class A shares of any Fund in the Equity Funds category may be exchanged for Class A shares of any other Fund at relative net asset value without payment of sales charges. Class A shares of a Fund in the Fixed Income or PBHG IRA Capital Preservation Fund categories or PBHG Cash Reserves Fund may be exchanged for Class A shares of any other Fund and the exchange will be made at: (1) the public offering price if the PBHG Cash Reserves Fund shares are being exchanged for Class A share of another Fund (unless the exchanged PBHG Cash Reserves Fund shares were originally acquired in an exchange from another Fund where an initial sales charge was applied); (2) net asset value if the shares of a Fund in the Fixed Income or PBHG IRA Capital Preservation Fund categories or the PBHG Cash Reserves Fund being exchanged were acquired upon an exchange of a Fund in the Equity Funds category; and (3) the difference in sales charge will apply if shares of a Fund in the Equity Funds category are being acquired upon exchange of shares of a Fund in the Fixed Income or PBHG IRA Capital Preservation Fund category. See "Purchases and Redemptions of Shares - Initial Sales Charges - Class A Shares."

EXCHANGE OF SHARES SUBJECT TO A CDSC

If you exchange shares that are subject to a contingent deferred sales charge, the exchange transaction will not be subject to the contingent deferred sales charge. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the contingent deferred sales charge, depending upon when you originally purchased the shares. For purposes of computing the contingent deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

If you own shares of any Fund other than the Cash Reserves Fund, you are limited to four (4) exchanges annually from such Fund to the Cash Reserves Fund. The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon sixty
(60) days' notice. Exchanges will be made only after proper instructions in writing or by telephone are received for an established account by the Transfer Agent.

The exchange privilege may be exercised only in those states where the shares of the new Fund may legally be sold.

TAX-SHELTERED RETIREMENT PLANS

A variety of retirement plans, including IRAs, SEP-IRAs, 401(a) Keogh and corporate money purchase pension and profit sharing plans, and 401(k) and 403(b) plans are available to investors in the Fund.

(1) TRADITIONAL IRAS. You may save for your retirement and shelter your investment income from current taxes by either: (a) establishing a new traditional IRA; or (b) "rolling-over" to the Trust monies from other IRAs or lump sum distributions from a qualified retirement plan. If you are between 18 and 70 1/2 years of age, you can use a traditional IRA to invest up to $2,000 per year of your earned income in any of the Funds. You may also invest up to $2,000 per year in a spousal IRA if your spouse has no earned income. There is a $10.00 annual maintenance fee charged to traditional IRA investors. If you maintain IRA accounts in more than one Fund of the Trust, you will only be charged one fee. This fee can be prepaid or will be debited from your account if not received by the announced deadline. Please see the information below for changes to the annual contribution limit.

(2) ROTH IRAS. Roth IRAs are similar to traditional IRAs in many respects and provide a unique opportunity for qualifying individuals to accumulate investment earnings tax-free. Contributions to Roth IRAs are not tax-deductible (while contributions to traditional IRAs may be), however, if you meet the distribution requirements, you can withdraw your investments without paying any taxes on the earnings. In addition to establishing a new Roth IRA, you may be eligible to convert a traditional IRA into a Roth IRA. Maintenance fees charged for Roth IRAs are similar to those for traditional IRAs.

On June 7, 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 was signed into law and makes significant changes to the annual contribution limits. The current $2,000 annual contribution limit that applies to Traditional and Roth IRAs will increase gradually from $3,000 in 2002 to $5,000 in 2008. After 2008, the limit will be adjusted for inflation in $500 increments.

Traditional and Roth IRA Contribution Limits:

                Tax Years                   Max. Annual Contribution
                2001                        $2,000
                2002-2004                   $3,000
                2005-2007                   $4,000
                2008                        $5,000
                2009-2010                   Indexed to Inflation

The new tax law will permit individuals age 50 and over to make catch-up contributions to IRAs as follows:

                Year                        Limit
                2002-2005                   $500
                2006-2010                   $1,000


          The annual maximum IRA contribution must be made before annual catch-up contributions are made.

(3) SEP-IRAS. If you are a self-employed person, you can establish a Simplified Employee Pension Plan ("SEP-IRA"). A SEP-IRA is designed to provide persons with self-employed income (and their eligible employees) with many of the same tax advantages as a Keogh, but with fewer administrative requirements.

(4) 401(A) KEOGH AND CORPORATE RETIREMENT PLANS. Both a prototype money purchase pension plan and a profit sharing plan, which may be used alone or in combination, are available for self-employed individuals and their partners and corporations to provide tax-sheltered retirement benefits for individuals and employees.

(5) 401(K) PLANS. Through the establishment of a 401(k) plan by a corporation of any size, employees can invest a portion of their wages in the Funds on a tax-deferred basis in order to help them meet their retirement needs.

(6) 403(B) PLANS. Section 403(b) plans are custodial accounts which are available to employees of most non-profit organizations and public schools.

OTHER SPECIAL ACCOUNTS

The Trust also offers the following special accounts to meet your needs:

(1) COVERDELL EDUCATION SAVINGS ACCOUNTS ("ESAS) (FORMERLY EDUCATION IRAS). For taxable years beginning after December 31, 1997, Education IRAs were created exclusively for the purpose of paying qualified higher education expenses of designated beneficiaries. The contribution limit that applies to ESAs (formerly Education IRAs) will increase to $2,000 starting in 2002, and in addition to college expenses, amounts may be used for elementary and secondary education expenses, including expenses incurred in the purchase of a computer system, educational software and Internet access for a child. The phase-out range for married couples filing a joint return for making contributions to these plans has been raised to adjusted gross income between $190,000 and $220,000. Like traditional and Roth IRAs, ESAs provide an opportunity for your investment to grow tax-free until distributed. Contributions to an ESA are not tax deductible, however, but withdrawals can be made tax-free if used to pay eligible education expenses. Contributions to an ESA can be made on behalf of a child under age 18. There is a $7.00 annual maintenance fee charged to ESAs. The fee can be prepaid or will be deducted from your account if not received by the announced deadline.

(2) UNIFORM GIFT TO MINORS/UNIFORM TRANSFERS TO MINORS. By establishing a Uniform Gift to Minors Account/Uniform Transfers to Minors Account with the Trust you can build a fund for your children's education or a nest egg for their future and, at the same time, potentially reduce your own income taxes.

(3) CUSTODIAL AND FIDUCIARY ACCOUNTS. The Trust provides a convenient means of establishing custodial and fiduciary accounts for investors with fiduciary responsibilities.

For further information regarding any of the above retirement plans and accounts, please contact your broker, dealer or financial advisor.

MINIMUM ACCOUNT SIZE

Due to the relatively high cost of maintaining smaller accounts, the Trust will impose an annual $12.00 minimum account charge and reserves the right to redeem shares in any non-retirement account if, as the result of redemptions, the value of any account drops below the minimum initial investment amount, specified above, for each Fund. See "Minimum Investment" and "Systematic Investment and Systematic Withdrawal Plans" for minimum investments. You will be allowed at least 60 days, after notice from the Trust, to make an additional investment to bring your account value up to at least the applicable minimum account size before the annual $12.00 minimum account fee is charged and/or the redemption of a non-retirement account is processed. The applicable minimum account charge will be imposed annually on any such account until the account is brought up to the applicable minimum account size.


                        DETERMINATION OF NET ASSET VALUE

The purchase and redemption price of the shares of a class of the Fund is based on the NAV attributable to such class. The Fund calculates the NAV for each of its share classes by subtracting the liabilities from the total assets attributable to a class and dividing the result by the total number of shares outstanding of such a class. Net asset value per share is determined daily, normally as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on any Business Day. Once the Fund reaches a certain asset size, its net asset value per share will be listed under PBHG in the mutual fund section of most major daily newspapers, including The Wall Street Journal.

The securities of the Fund are valued by the Sub-Administrator. The Sub-Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.


Fund securities listed on an exchange are valued at the last sales price. Fund securities quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Other securities are quoted at the last bid price. In the event a listed security is traded on more than one exchange, it is valued at the last sale price on the exchange on which it is principally traded. If there are no transactions in a security during the day, it is valued at the official closing price or if none, at the most recent bid price. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations are valued at amortized cost. Securities and other assets held by the Trust for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

                                      TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or their shareholders. Accordingly, you are urged to consult your tax advisors regarding specific questions as to federal, state and local income taxes.

FEDERAL INCOME TAX

The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other funds. Each Fund intends to continue to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. In order to qualify for treatment as a RIC under the Code, the Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement"). In addition to the Distribution Requirement, the Fund must meet several other requirements. Among these requirements are the following: (i) the Fund must derive at least 90% of its gross income in each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts derived with respect to the Fund's business of investing in such stock, securities or currencies) (the "Income Requirement"); (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and securities of other issuers, with such securities of other issuers limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses ((ii) and (iii) collectively, the "Asset Diversification Test").

For purposes of the Asset Diversification Test, it is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or foreign government backing the particular currency. Consequently, the Fund may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its trading in forward foreign currency exchange contracts in order to stay within the limits of the Asset Diversification Test.

For purposes of the Income Requirement, foreign currency gains (including gains from options, futures or forward contracts on foreign currencies) that are not "directly related" to the Fund's principal business may, under regulations not yet issued, be excluded from qualifying income.

If the Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates on its net investment income and net capital gain without any deductions for amounts distributed to shareholders. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of that Fund's current and accumulated earnings and profits and such distributions will generally be included in the qualified dividend income of individual and other noncorporate shareholders and be eligible for the dividends-received deduction.

PORTFOLIO DISTRIBUTIONS

Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that calendar year, plus certain other amounts. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax.

Treasury regulations permit a RIC in determining its investment company taxable income and undistributed net capital gain for any taxable year to elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

The Fund will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will generally be taxable to shareholders as ordinary income whether received in cash or in additional shares. Dividends paid to individual and other noncorporate shareholders will be treated as qualified dividend income (subject to tax at a maximum rate of 15%) to the extent of the dividends received by the Fund in any taxable year from domestic corporations and certain qualified foreign corporations. However, if the qualified dividends received by the Fund are 95% (or more) of the Fund's gross income (exclusive of any net capital gain) in any taxable year, then all of the ordinary income dividends paid by the Fund for that taxable year will be treated as qualified dividend income. Dividends paid to corporate shareholders will qualify for the dividends-received deduction only to the extent of the dividends received by the Fund in any taxable year from domestic corporations. Any net capital gains realized by the Fund will be distributed annually as capital gain dividends and will be taxed to shareholders as long-term capital gains, regardless of how long the shareholder has held shares and regardless of whether the distributions are received in cash or in additional shares. The Fund will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends constituting qualified dividend income, the amount of dividends eligible for the dividends-received deduction and the amount of capital gain dividends.

Certain debt securities purchased by the Fund (such as U.S. Treasury STRIPS, defined in "Glossary of Permitted Investments" below) are sold with original issue discount and thus do not make periodic cash interest payments. The Fund will be required to include as part of its current net investment income the accrued discount on such obligations for purposes of the distribution requirement even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser or sub-adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly by the Fund and may be exempt, depending on the state, when received by a shareholder as income dividends from the Fund provided certain state-specific conditions are satisfied. Not all states permit such income dividends to be tax exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. The Fund will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. You should consult your tax advisor to determine whether any portion of the income dividends received from the Fund is considered tax exempt in your particular state.

Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year, if paid by the Fund at any time during the following January.

WITHHOLDING

In certain cases, the Fund will be required to withhold, and remit to the U.S. Treasury, 28% of any distributions paid to a shareholder who (i) has failed to provide a correct taxpayer identification number, (ii) is subject to backup withholding by the Internal Revenue Service, or (iii) has not certified to the Fund that such shareholder is not subject to backup withholding.

REDEMPTION OR EXCHANGE OF SHARES

Upon a redemption or exchange of shares, a shareholder will recognize a taxable gain or loss depending upon his or her basis in the shares. Unless the shares are disposed of as part of a conversion transaction, such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss recognized by a shareholder on the sale of Fund shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

Any loss recognized on a sale or exchange will be disallowed under the wash sale rules to the extent that Fund shares are sold and replaced within the 61-day period beginning 30 days before and ending 30 days after the disposition of such shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Shareholders should particularly note that this loss disallowance rule applies even where shares are automatically replaced under the dividend reinvestment plan.

INVESTMENT IN FOREIGN FINANCIAL INSTRUMENTS

Under Code Section 988, gains or losses from certain foreign currency forward contracts or fluctuations in currency exchange rates will generally be treated as ordinary income or loss. Such Code Section 988 gains or losses will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gains. Additionally, if Code
Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to pay any ordinary income dividends, and any such dividends paid before the losses were realized, but in the same taxable year, would be recharacterized as a return of capital to shareholders, thereby reducing the tax basis of Fund shares.

HEDGING TRANSACTIONS

Some of the forward foreign currency exchange contracts, options and futures contracts that the Fund may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss.

Generally, the hedging transactions in which the Fund may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Fund (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Transactions that may be engaged in by the Fund (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under section 1259 of the Code if the Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, the Fund will be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

Because application of the straddle, conversion transaction and constructive sale rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle or investment positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such transactions.

Requirements relating to the Fund's tax status as a RIC may limit the extent to which the Fund will be able to engage in transactions in options and futures contracts.

STATE TAXES

Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes.

FOREIGN SHAREHOLDERS

Dividends from the Fund's investment company taxable income and distributions constituting returns of capital paid to a nonresident alien individual, a foreign trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") generally will be subject to U.S. withholding tax at a rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from the Fund's Foreign Tax Credit Election, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign taxes treated as having been paid by them.

A foreign shareholder generally will not be subject to U.S. taxation on gain realized upon the redemption or exchange of shares of the Fund or on capital gain dividends. In the case of a foreign shareholder who is a nonresident alien individual, however, gain realized upon the sale or redemption of shares of the Fund and capital gain dividends ordinarily will be subject to U.S. income tax at a rate of 30% (or lower applicable treaty rate) if such individual is physically present in the U.S. for 183 days or more during the taxable year and certain other conditions are met. In the case of a foreign shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. federal income tax at a rate of 31% unless proper notification of such shareholder's foreign status is provided (however, this rate is reduced to 30.5% after August 6, 2001 and further reduced in phases to 28% for years 2006 and thereafter under The Economic Growth and Tax Relief Reconciliation Act of 2001).

Notwithstanding the foregoing, if distributions by the Fund are effectively connected with a U.S. trade or business of a foreign shareholder, then dividends from such Fund's investment company taxable income, capital gains, and any gains realized upon the sale of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens or domestic corporations.

Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

MISCELLANEOUS CONSIDERATIONS

The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on July 15, 2003. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Prospective shareholders are encouraged to consult their tax advisors as to the consequences of these and other U.S., state, local, and foreign tax rules affecting investments in the Fund.

                             PERFORMANCE ADVERTISING

From time to time, the Fund may advertise its yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. Yield refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

The Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.) or by financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs and other investment alternatives. The Fund may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Fund may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

The Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

The performance of the Fund's Advisor Class shares will be lower than that of the Fund's PBHG Class shares because of the additional Rule 12b-1 shareholder servicing expenses charged to Advisor Class shares.

                              COMPUTATION OF YIELD

             Yield quotations for the Fund are based on a 30-day period. As a new fund, the Fund does not yet have yield information.

            The Fund's current yield is computed using the following formula:

                  YIELD  = 2[( A - B + 1) 6 - 1]
                               -----
                                cd

                  Where:

                  a = dividends and interest earned during the period

                  b = expenses accrued for the period (net of reimbursements)

                  c = the average daily number of shares outstanding during the period that were entitled to receive dividends

                  d = the maximum offering price per share on the last day of the period.

                           CALCULATION OF TOTAL RETURN

From time to time, the Fund may advertise its total returns. The total return refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date). In particular, average annual total return will be calculated according to the following formulas.

AVERAGE ANNUAL TOTAL RETURN (BEFORE TAXES) QUOTATION

The Fund's average annual total return (before taxes) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It does NOT reflect the deduction of federal income taxes on distributions or redemption proceeds. Average annual total returns (before taxes) are calculated by determining the growth or decline in value of a hypothetical investment in the Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (before taxes) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its average annual total returns (before taxes) into income results and capital gains or losses.

The standard formula for calculating average annual total return (before taxes) is:

                              P(1+T)n = ERV, where

              P   = a hypothetical initial payment of $1,000;
              T   = average annual total return (before taxes);
              n   = number of years; and
              ERV = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10- year periods, (or since inception, if applicable) at the end of the 1-, 5-, or 10-year periods (or since inception, if applicable), before taxes.

Standardized average annual total return (before taxes) for Class A and Class C shares reflect a deduction of the maximum sales charge applicable to such Classes.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS) QUOTATION

The Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in the Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

The standard formula for calculating average annual total return (after taxes on distributions) is:

                              P(1+T)n = ATVD, where

          P     = a hypothetical initial payment of $1,000;
          T     = average annual total return (after taxes on distributions);
          n     = number of years; and
          ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods (or since inception, if applicable) at the end of the 1-, 5- or 10 year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

Standardized average annual total return (after taxes on distributions) for Class A and Class C shares reflect a deduction of the maximum sales charge applicable to such Classes.

The after-tax returns assume all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on the Fund's distributions are calculated by applying to each component of the distribution (E.G., ordinary income, short-term capital gain, long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION) QUOTATION

The Fund's average annual total return (after taxes on distributions and redemption) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and redemption proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in the Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the

Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                 P(1+T)n = ATVDR

              P      = a hypothetical initial payment of $1,000;
              T      = average annual total return (after taxes on
                       distributions and redemption);
              n      = number of years; and
              ATVDR  = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year period (or since inception, if applicable) at the end of the 1-, 5-, or 10-year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

Standardized average annual total return (after taxes on distributions and redemption) for Class A and Class C shares reflect a deduction of the maximum sales charge applicable to such Classes.

The after-tax returns assume all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on the Fund's distributions are calculated by applying to each component of the distribution (E.G., ordinary income, short-term capital gain, long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

The ending values for each period are determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (E.G., short-term or long-term) in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The calculations assume that a shareholder may deduct all capital losses in full.

The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

The amount and character of capital gain or loss upon redemption is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

Average annual total returns for the Fund are shown below. Aggregate total returns for the Fund since inception are also shown below.

TOTAL RETURN AS OF MARCH 31, 2003 BEFORE TAXES

================================= ============================================================== ===================

                                                                                                  Aggregate Total
                                                                                                    Return as of
                                        Average Annual Total Return as of March 31, 2003           March 31, 2003
--------------------------------- -------------------------------------------------------------- -------------------
Fund                                One Year     Five Year       Ten Year      Since Inception    Since Inception
--------------------------------- ------------- ------------- --------------- ------------------ -------------------
PBHG Emerging Markets Fund              *             *              *                 *                  *
================================= ============= ============= =============== ================== ===================

                          TOTAL RETURN AS OF MARCH 31, 2003 AFTER TAXES ON DISTRIBUTIONS

================================ ============================================================== ===================
                                                                                                 Aggregate Total
                                                                                                   Return as of
                                       Average Annual Total Return as of March 31, 2003           March 31, 2003
-------------------------------- -------------------------------------------------------------- -------------------
                                   One Year     Five Year       Ten Year      Since Inception    Since Inception
-------------------------------- ------------- ------------- --------------- ------------------ -------------------
PBHG Emerging Markets Fund(2)          *             *              *                 *                  *
================================ ============= ============= =============== ================== ===================

              TOTAL RETURN AS OF MARCH 31, 2003 AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES


=============================== =============================================================== ===================
                                                                                                 Aggregate Total
                                                                                                   Return as of
                                       Average Annual Total Return as of March 31, 2003           March 31, 2003
------------------------------- --------------------------------------------------------------- -------------------
                                  One Year       Five Year       Ten Year     Since Inception    Since Inception
------------------------------- -------------- -------------- --------------- ----------------- -------------------
PBHG Emerging Markets Fund           *              *              *                *                  *
=============================== ============== ============== =============== ================= ===================

* The Fund was not in operation for the period.

Quotations of total return, which are not annualized, represent historical earnings and asset value fluctuations. Total return is based on past performance and is not a guarantee of future results.

                              FINANCIAL STATEMENTS

Financial statements for the Fund are not included in this statement of additional information as the Fund is new.

                                 CREDIT RATINGS

MOODY'S INVESTORS SERVICE, INC.

                             PREFERRED STOCK RATINGS

aaa              An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.
aa               An issue which is rated "aa" is considered a high-grade
                 preferred stock. This rating indicates that there is a
                 reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.
a                An issue which is rated "a" is considered to be an
                 upper-medium-grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.
baa              An issue that which is rated "baa" is considered to be a
                 medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.
ba               An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured.
                 Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.
b                An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.
caa              An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.
ca               An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little
                 likelihood of eventual payments.
c                This is the lowest-rated class of preferred or preference
                 stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.
plus (+) or      Moody's applies numerical modifiers 1, 2, and 3 in each rating
minus (-)        classifications "aa" through "bb" The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                      DEBT RATINGS - TAXABLE DEBT & DEPOSITS GLOBALLY

Aaa Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa               Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective
                 elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A                Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade
                 obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa              Bonds which are rated "Baa" are considered as medium-grade obligations, (i.e., they are neither highly protected nor
                 poorly secured). Interest payments and principal security
                 appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba               Bonds which are rated "Ba" are judged to have speculative
                 elements; their future cannot be considered as well-assured.
                 Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B                Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal
                 payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa              Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca               Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C                Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Con. (...)       (This rating applies only to U.S. Tax-Exempt Municipals)
                 Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of the condition.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM PRIME RATING SYSTEM - TAXABLE DEBT & DEPOSITS GLOBALLY

Moody's short-term issue ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1     Issuers rated Prime-1 (or supporting institution) have a
            superior ability for repayment of senior short-term debt
            obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
            Leading market positions in well-established industries. High rates of return on funds employed.
            Conservative capitalization structure with moderate reliance on debt and ample asset protection. Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
            Well-established access to a range of financial markets and assured sources of alternate liquidity.
Prime-2     Issuers rated Prime-2 (or supporting institutions) have a
            strong ability for repayment of senior short-term debt
            obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still
            appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
Prime 3     Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation.
            The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.
Not Prime   Issuers rated Not Prime do not fall within any of the Prime rating categories.


STANDARD & POOR'S RATINGS SERVICES

LONG-TERM ISSUE CREDIT RATINGS

Issue credit ratings are based, in varying degrees, on the following considerations:

1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

2. Nature of and provisions of the obligation;

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA An obligation rated `AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.
BBB An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated `BB', `B', `CCC' , `CC' and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.
B An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation.
            Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.
CCC An obligation rated `CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.
CC An obligation rated `CC' is currently highly vulnerable to nonpayment.
C A subordinated debt or preferred stock obligation rated `C' is currently highly vulnerable to nonpayment. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A `C' will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.
D An obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from `AA' to `CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT-TERM ISSUE CREDIT RATINGS

A-1 A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
A-2 A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3 A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
B A short-term obligation rated `B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.
C A short-term obligation rated `C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D A short-term obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH RATINGS

INTERNATIONAL LONG-TERM CREDIT RATINGS

INVESTMENT GRADE

AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
B Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
CCC,CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.
DDD,DD,D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "D" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

            Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

F1          Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+"
            to denote any exceptionally strong credit feature.
F2          Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
F3          Fair credit quality. The capacity for timely payment of
            financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.
B           Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.
C           High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a
            sustained, favorable business and economic environment.
D           Default.  Denotes actual or imminent payment default.

NOTES

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, to categories below `CCC', or to short-term ratings other than `F1'.

Fitch uses the same ratings for municipal securities as described above for Institutional short-Term Credit Ratings.

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

     (a) Agreement and Declaration of Trust incorporated herein by reference to Post-Effective Amendment ("PEA") No. 47 filed May 8, 2001.

         (1) Amended Schedule A dated June 5, 2001 to Agreement and Declaration of Trust incorporated herein by reference to PEA No. 50 filed August 14, 2001.

         (2) Amended Schedule A dated August 9, 2001 to Agreement and Declaration of Trust incorporated herein by reference to PEA No. 50 filed August 14, 2001.

         (3) Amended Schedule A dated January 28, 2002 to Agreement and Declaration of Trust incorporated by reference to PEA No. 55 filed July 26, 2002.

         (4) Amended Schedule A dated April 1, 2003 to Agreement and Declaration of Trust incorporated by reference to PEA No. 56 and PEA No. 57 filed April 3, 2003.

         (5) Amended Schedule A dated May 15, 2003 to Agreement and Declaration of Trust incorporated by reference to PEA No. 59 filed May 16, 2003.

     (b) Bylaws incorporated herein by reference to PEA No. 47 filed May 8,
         2001.

     (c) Instruments Defining Rights of Security Holders.

         (1) Articles II, VI, VII and IX of the Agreement and Declaration of Trust incorporated by reference to PEA No. 47 filed May 8, 2001.

         (2) Article IV of the Bylaws incorporated by reference to PEA No. 47 filed May 8, 2001.

     (d) Investment Advisory Agreement.

         (1) Executed Investment Advisory Agreement dated July 11, 2001, by and between the Registrant, on behalf of each fund of the Registrant, and Pilgrim Baxter & Associates, Ltd. incorporated herein by reference to PEA No. 51 filed October 29, 2001.

                  (i) Executed Amended Schedule A dated October 23, 2001 to the Investment Advisory Agreement dated July 11, 2001 incorporated herein by reference to PEA No. 53 filed January 11, 2002.

                  (ii) Amendment dated April 1, 2003 to Schedule A of the Investment Advisory Agreement by and between the Registrant, on behalf of PBHG Small Cap Value Fund, and Pilgrim Baxter & Associates, Ltd incorporated by reference to PEA No. 56 filed April 3, 2003.

                  (iii) Amendment dated May 15, 2003 to Schedule A of the Advisory Agreement by and between the Registrant, on behalf of PBHG Intermediate Fixed Income Fund, and Pilgrim Baxter & Associates, Ltd. Incorporated by reference to PEA No. 61 filed on July 30, 2003.

         (2) Executed Investment Sub-Advisory Agreement dated July, 11, 2001 by and among the Registrant, on behalf of the PBHG Cash Reserves Fund, Pilgrim Baxter & Associates, Ltd. and Wellington Management Company, LLP incorporated by reference to PEA No. 55 filed on July 26, 2002.

         (3) Executed Investment Sub-Advisory Agreement dated October 23, 2001 by and among the Registrant, on behalf of the PBHG IRA Capital Preservation Fund, Pilgrim Baxter & Associates, Ltd. and Dwight Asset Management Company incorporated herein by reference to PEA No. 53 filed January 11, 2002.

         (4) Executed Investment Sub-Advisory Agreement dated October 23, 2001 by and among the Registrant, on behalf of the PBHG Disciplined Equity Fund, Pilgrim Baxter & Associates, Ltd. and Analytic Investors, Inc. incorporated herein by reference to PEA No. 53 filed January 11, 2002.

         (5) Executed Investment Sub-Advisory Agreement dated October 23, 2001 by and among the Registrant, on behalf of the PBHG REIT Fund, Pilgrim Baxter & Associates, Ltd. and Heitman Real Estate Securities LLC (formerly named Heitman/PRA Securities Advisors LLC) incorporated herein by reference to PEA No. 53 filed January 11, 2002.

         (6) Executed Investment Sub-Advisory Agreement dated October 23, 2001 by and among the Registrant, on behalf of the PBHG Clipper Focus Fund, Pilgrim Baxter & Associates, Ltd. and Pacific Financial Research, Inc. incorporated herein by reference to PEA No. 53 filed January 11, 2002.

         (7) Executed Investment Sub-Advisory Agreement dated May 7, 2003 by and among the Registrant, on behalf of PBHG Small Cap Value Fund, Pilgrim Baxter & Associates, Ltd. and Thompson, Siegel & Walmsley, LLC. Filed herewith.

         (8) Form of Investment Sub-Advisory Agreement by and among the Registrant, on behalf of PBHG Intermediate Fixed Income Fund, Pilgrim Baxter & Associates, Ltd. and Dwight Asset Management Company incorporated by reference to PEA No. 59 filed May 16, 2003

     (e) Distribution Agreement.

         (1) Executed Distribution Agreement dated January 25, 2001 by and between the Registrant and PBHG Fund Distributors incorporated herein by reference to PEA No. 53 filed January 11, 2002.

                  (i) Schedule A dated October 29, 2001 to the Distribution Agreement dated January 25, 2001 incorporated herein by reference to PEA No. 53 filed January 11, 2002.

                  (ii) Schedule A dated July 14, 2003 to the Distribution Agreement dated January 25, 2001. Incorporated by reference to PEA No. 61 filed on July 30, 2003.

     (f) Not Applicable

     (g) Custodian Agreement. Custodian Agreement between the Registrant and Wachovia Bank, NA incorporated herein by reference to PEA No. 54 filed on March 8, 2002.

         (1) Schedule C dated July 14, 2003 to Custodian Agreement between the Registrant and Wachovia Bank, N.A. Incorporated by reference to PEA No. 61 filed on July 30, 2003.

     (h) Other Material Contracts.

         (1) Executed Administrative Services Agreement dated January 25, 2001 by and between the Registrant and PBHG Fund Services incorporated herein by reference to PEA No. 53 filed January 11, 2002.

                  (i) Schedule A dated October 29, 2001 to the Administrative Services Agreement dated January 25, 2001 incorporated by reference to PEA No. 55 filed on July 26, 2002.

                  (ii) Schedule A dated July 14, 2003 to the Administrative Services Agreement dated January 25, 2001. Incorporated by reference to PEA No. 61 filed on July 30, 2003.

         (2) Sub-Administrative Services Agreement dated January 1, 2001 by and between PBHG Fund Services and SEI Fund Resources incorporated herein by reference to PEA No. 47 filed May 8, 2001.

                  (i) Executed Schedule A dated October 29, 2001 to the Sub-Administrative Services Agreement dated January 1, 2001 incorporated herein by reference to PEA No. 53 filed January 11, 2002.

         (3) Executed Agency Agreement dated January 1, 1998 and Schedule A dated December 14, 2000 by and between the Registrant and DST Systems, Inc. incorporated herein by reference to PEA No. 42 filed December 15, 2000.

                  (i) Exhibit A dated October 29, 2001 to the Agency Agreement dated January 1, 1998 incorporated herein by reference to PEA No. 53 filed January 11, 2002.

         (4) Expense Limitation Agreements.

                  (i) Expense Limitation Agreement effective September 26, 2002 between Pilgrim Baxter & Associates, Ltd. and the Registrant, on behalf of Advisor Class shares of certain funds incorporated by reference to PEA No. 55 filed on July 26, 2002.

                  (ii) Expense Limitation Agreement effective September 26, 2002 between Pilgrim Baxter & Associates, Ltd. and the Registrant on behalf of PBHG Class shares of certain funds incorporated by reference to PEA No. 55 filed on July 26, 2002.

                  (iii) Expense Limitation Agreement between Pilgrim Baxter & Associates and the Registrant on behalf of PBHG Class shares of PBHG Small Cap Value Fund. Incorporated by reference to PEA No. 61 filed on July 30, 2003.

                  (iv) Expense Limitation Agreement between Pilgrim Baxter & Associates, Ltd. and the Registrant on behalf of Advisor Class shares of PBHG Small Cap Value Fund. Incorporated by reference to PEA No. 61 filed on July 30, 2003.

                  (v) Expense Limitation Agreement between Pilgrim Baxter & Associates and the Registrant on behalf of PBHG Class shares of PBHG Intermediate Fixed Income Fund. Incorporated by reference to PEA No. 61 filed on July 30, 2003.

                  (vi) Expense Limitation Agreement between Pilgrim Baxter & Associates, Ltd. and the Registrant on behalf of Advisor Class shares of PBHG Intermediate Fixed Income Fund. Incorporated by reference to PEA No. 63 filed on August 1, 2003.

         (5) Executed Shareholder Services Agreement dated January 25, 2001 by and between the Registrant and PBHG Fund Services incorporated herein by reference to PEA No. 53 filed January 11, 2002.

         (6) Executed Shareholder Web Services Agreement dated January 25, 2001 by and between the Registrant and PBHG Fund Services incorporated herein by reference to PEA No. 53 filed January 11, 2002.

         (7) Service Plan for the Registrant's Class A and Class C Shares. Incorporated by reference to PEA No. 63 filed on August 1, 2003.

     (i) Consent of Counsel to be filed by subsequent PEA.

     (j) Consent of Auditors to be filed by subsequent PEA.

     (k) Not Applicable

     (l) Letter from Philadelphia Life Insurance Company to the Registrant with respect to the initial capitalization of the Registrant. Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A.

     (m) Plan under Rule 12b-1.

         (1)      Plan under Rule 12b-1 with respect to the Advisor Class
                  Shares incorporated herein by reference to PEA No. 53 filed January 11, 2002.

                  (i) Amendment to Schedule A of Plan under Rule 12b-1 with respect to the Advisor Class shares. Incorporated by reference to PEA No. 61 filed on July 30, 2003.

         (2) Distribution Plan under Rule 12b-1 with respect to the Class A Shares. Incorporated by reference to PEA No. 63 filed on August 1, 2003.

         (3) Form of Distribution Plan under Rule 12b-1 with respect to the Class C Shares. Incorporated by reference to PEA No. 63 filed on August 1, 2003.

     (n) Amended Rule 18f-3 Multiple Class Plan dated July 31, 2003. Incorporated by reference to PEA No. 63 filed on August 1, 2003.

     (o) Not Applicable

     (p) Code of Ethics.

         (1) Code of Ethics of Registrant incorporated by reference to PEA No. 55 filed on July 26, 2002.

         (2) Code of Ethics of Pilgrim Baxter & Associates, Ltd. and PBHG Fund Distributors incorporated by reference to PEA No. 55 filed on July 26, 2002.

         (3) Code of Ethics of Wellington Management Company LLP. Incorporated herein by reference to PEA No. 39 filed June 30, 2000.

         (4) Code of Ethics of Dwight Asset Management Company. Incorporated herein by reference to PEA No. 52 filed December 14, 2001.

         (5) Code of Ethics of Analytic Investors, Inc. Incorporated herein by reference to PEA No. 52 filed December 14, 2001.

         (6) Code of Ethics of Heitman Real Estate Securities LLC (formerly named Heitman/PRA Securities Advisors LLC). Incorporated herein by reference to PEA No. 52 filed December 14, 2001.

         (7) Code of Ethics of Pacific Financial Research, Inc. Incorporated herein by reference to PEA No. 52 filed December 14, 2001.

         (8) Code of Ethics of Thompson, Siegel & Walmsley, Inc.. To be filed by subsequent Post-Effective Amendment.

         (9) Code of Ethics of Acadian Asset Management, Inc. To be filed by subsequent Post-Effective Amendment.

     (q) Other: Trustees' Power of Attorney incorporated herein by reference PEA No. 47 filed May 8, 2001.

ITEM  24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons that are controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

The Agreement and Declaration of Trust of the Registrant include the following:

                                  ARTICLE VIII
                   LIMITATION OF LIABILITY AND INDEMNIFICATION

         Section 8.1. Limitation of Liability. A Trustee or officer, when acting in such capacity, shall not be personally liable to any person for any act, omission or obligation of the Trust or any Trustee or officer; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust.

         Section 8.2. Indemnification of Covered Persons. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act, the Bylaws and other applicable law.

The Bylaws of the Registrant include the following:

                                  ARTICLE VIII

                                 INDEMNIFICATION

         Section 1. Indemnification. For the purpose of this Section 1, "Trust" includes any domestic or foreign predecessor entity of this Trust in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction; "proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Section 1.

                  (a) The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was a Covered Person, against expenses, judgments, fines and amounts paid in settlements actually and reasonably incurred by such person in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as a Covered Person, that his conduct was in the Trust's best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe that his conduct was unlawful. The termination of any proceeding by judgment, order or settlement shall not, of itself, create a presumption that the person did not meet the requisite standard of conduct set forth in this Section 1. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person did not meet the requisite standard of conduct set forth in this Section 1.

                  (b) The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that person is or was a Covered Person, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of such action or suit if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

                  (c) Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Covered Person's office with the Trust.

         Section 2. Advance Payments of Indemnifiable Expenses. To the maximum extent permitted by law, the Trust or applicable Portfolio may advance to a Covered Person, in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding, expenses for which the Covered Person would ultimately be entitled to indemnification; provided that the Trust or applicable Portfolio has received an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Portfolio if it is ultimately determined that he is not entitled to indemnification for such expenses, and further provided that (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or
(iii) either a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust nor parties to the matter, or independent legal counsel in a written opinion shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification for such expenses.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM  26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

The list required by this Item 26 of officers and directors of the investment adviser and sub-advisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to the respective Forms ADV filed by the investment adviser and sub-advisers under the file numbers indicated in the table below:

----------------------------------------------------------- --------------------------------------------------------
Adviser/Sub-Adviser                                         Advisers Act Registration Number
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
Pilgrim Baxter & Associates, Ltd.                           801-48872
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
Wellington Management Company, Ltd.                         801-15908
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
Analytic Investors, Inc.                                    801-7082
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
Dwight Asset Management Company                             801-45304
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
Heitman Real Estate Securities LLC (formerly named          801-48252
Heitman/PRA Securities Advisors,
Inc.)
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
Thompson, Siegel & Walmsley, Inc.                           801-6273
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
Pacific Financial Research, Inc.                            801-54352
----------------------------------------------------------- --------------------------------------------------------
Acadian Asset Management, Inc,                              801-28078
----------------------------------------------------------- --------------------------------------------------------


ITEM 27. PRINCIPAL UNDERWRITERS

(a) Registrant's distributor, PBHG Fund Distributors, acts as distributor for PBHG Insurance Series Fund and the Registrant.

The principal business address of each person named in the table below is PBHG Fund Distributors, 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087

------------------------------------ ----------------------------------- -----------------------------------
Name                                  Positions and Office with           Position and Offices with
                                      Underwriter                         Registrant
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Harold J. Baxter                      Trustee                             Chairman and Trustee
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Eric C. Schneider                     Trustee                             ---
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Michael W. Rose                       President                           ---
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Brian F. Bereznak                     Senior Vice President               ---
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Lee T. Cummings                       Vice President                      Treasurer, Chief Financial
                                                                          Officer and Controller
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
James W. Cook                         Chief Financial Officer             ---
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
John M. Zerr                          General Counsel and Secretary       Vice President and Secretary
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Brian C. Dillon                       Chief Compliance Officer            Vice President
------------------------------------- ----------------------------------- -----------------------------------


c. None.

ITEM  28.         LOCATION OF ACCOUNTS AND RECORDS

                  Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

                  (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the
                           required books and records are maintained at the offices of Registrant's Custodian:

                           Wachovia Bank, NA (formerly, First Union National
                           Bank)
                           123 South Broad Street
                           Philadelphia, PA 19109

                  (b)      With respect to Rules 31a-1(a); 31a-1(b)(1),(4);
                           (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11)
                           and 31a-1(f), the required books and records are currently maintained at the offices of Registrant's Sub-Administrator:

                           SEI Investments Global Funds Services
                           One Freedom Valley Road
                           Oaks, PA 19456

                  (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser or Sub-Advisers:

                           Pilgrim Baxter & Associates, Ltd.
                           1400 Liberty Ridge Drive
                           Wayne, PA 19087

                           Wellington Management Company, LLP
                           75 State Street
                           Boston, MA  02109

                           Analytic Investors, Inc.
                           700 South Flower St., Suite 2400,
                           Los Angeles, CA 90017

                           Dwight Asset Management Company
                           100 Bank Street
                           Burlington, VT  05401

                           Heitman Real Estate Securities LLC (formerly named Heitman/PRA Securities Advisors LLC) 180 North LaSalle Street, Suite 3600, Chicago, IL 60601

                           Thompson, Siegel & Walmsley, Inc.
                           500 Monument Ave.
                           Richmond, VA  23230

                           Pacific Financial Research, Inc.
                           9601 Wilshire Blvd., Suite 800
                           Beverly Hills, CA  90210-5291

                           Acadian Asset Management, Inc.
                           Ten Post Office Square
                           8th Floor
                           Boston, MA 02109

ITEM 29. MANAGEMENT SERVICES

None

ITEM 30. UNDERTAKINGS

Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this Township of Tredyffrin and Commonwealth of Pennsylvania on this 24th day of September, 2003.


                                                     PBHG FUNDS
                                                     Registrant


                                                     By: /s/ Harold J. Baxter
                                                         --------------------
                                                         Harold J. Baxter
                                                         Chairman and Trustee


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


         Signature                                  Title                               Date


/s/ Harold J. Baxter                         Chairman and Trustee                  September 24, 2003
--------------------
Harold J. Baxter


                     *
________________________                     Trustee                               September 24, 2003
John R. Bartholdson

                     *
________________________                     Trustee                               September 24, 2003
Jettie M. Edwards

                     *
________________________                     Trustee                               September 24, 2003
Albert A. Miller


/s/ Gary L. Pilgrim                          President                             September 24, 2003
---------------------
Gary L. Pilgrim


/s/ Lee T. Cummings                          Treasurer,                            September 24, 2003
-------------------                          Chief Financial Officer
Lee T. Cummings                              and Controller




                                                     *By: /s/ John M. Zerr
                                                          ----------------
                                                          John M. Zerr
                                                          Attorney-in-Fact

                                  EXHIBIT INDEX




Exhibit Number                    Description

Ex-99.(d) (7)                     Executed Investment Sub-Advisory Agreement
                                  dated May 7, 2003 by and among the Registrant, on behalf of PBHG Small Cap Value Fund,
                                  Pilgrim Baxter & Associates, Ltd. and
                                  Thompson, Siegel & Walmsley, LLC.